AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 24, 2013

1933 Act No. 033-72416

1940 Act No. 811-08200

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 45	☒
(Check appropriate box or boxes)

BRIDGEWAY FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

20 GREENWAY PLAZA SUITE 450

HOUSTON, TEXAS 77046

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

Registrant’s Telephone Number, including Area Code: (713) 661-3500

Send Copies of Communications to:

JOHN N. R. MONTGOMERY CHAIRMAN, BRIDGEWAY CAPITAL MANAGEMENT, INC. 20 GREENWAY PLAZA SUITE 450 HOUSTON, TEXAS 77046	PRUFESH R. MODHERA, ESQ. STRADLEY, RONON, STEVENS, & YOUNG LLP 1250 CONNECTICUT AVE., NW, SUITE 500 WASHINGTON, DISTRICT OF COLUMBIA 20036
(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 31, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

A no-load mutual fund family of domestic funds

PROSPECTUS
October 31, 2013

AGGRESSIVE INVESTORS 1	BRAGX

ULTRA-SMALL COMPANY	BRUSX
(Open to Existing Investors – Direct Only)

ULTRA-SMALL COMPANY MARKET	BRSIX

SMALL-CAP MOMENTUM	BRSMX

SMALL-CAP GROWTH	BRSGX

SMALL-CAP VALUE	BRSVX

LARGE-CAP GROWTH	BRLGX

BLUE CHIP 35 INDEX	BRLIX

MANAGED VOLATILITY	BRBPX

www.bridgeway.com

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

This prospectus presents concise information about Bridgeway Funds, Inc. that you should know before investing. Please keep it for future reference. Text in shaded boxes is intended to help you understand or interpret other information presented nearby.

www.bridgeway.com	1

FUND SUMMARY: AGGRESSIVE INVESTORS 1 FUND

Investment Objective:

The Aggressive Investors 1 Fund (the “Fund”) seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.74%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 149% of the average value of its portfolio.

2	Prospectus | October 31, 2013

FUND SUMMARY: AGGRESSIVE INVESTORS 1 FUND

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of companies of any size that are listed on the New York Stock Exchange, NYSE MKT and NASDAQ. Bridgeway Capital Management, Inc. (the “Adviser”) selects stocks for the Fund using a statistically driven approach. The Fund seeks to achieve the risk objective by investing in stocks that the Adviser believes have a lower probability of price decline over the long term, though the stock price may be more volatile in the short term. The Fund may invest in stocks for which there is relatively low market liquidity, as periodically determined by the Adviser based on the stock’s trading volume. The Fund may also use aggressive investment techniques such as:

•	leveraging (borrowing up to 50% of its net assets from banks),
•

purchasing and selling futures and options on individual stocks and stock market indexes to increase or decrease the Fund’s exposure to stock market risk in order to attempt to maintain a more constant level of risk,

•	purchasing and selling financial or commodity futures and options to diversify risk,
•	entering into short-sale transactions (up to 20% of its total assets),
•	investing up to 20% of its total assets in a single company,
•	investing up to 15% of its total assets in foreign securities (as defined below), and
•	short-term trading (buying and selling the same security in less than a three-month timeframe).

For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

The Fund sometimes invests in a smaller number of companies than other mutual funds.

The Fund may engage in active and frequent trading.

Principal Risks:

Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money.

Since the Fund invests in companies of any size and because there are a larger number of small and less liquid companies that the Fund could invest in, the Fund may bear the short-term risk (volatility) associated with small companies, especially in the early stages of an economic or stock market downturn.

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FUND SUMMARY: AGGRESSIVE INVESTORS 1 FUND

The Fund may also exhibit higher volatility due to the use of aggressive investment techniques including futures, options, and leverage. Futures and options may not always be successful hedges, and their prices can be highly volatile. They may not always successfully manage risk. Using futures and options could lower a Fund’s total return, and the potential loss from the use of futures can exceed a Fund’s initial investment in such contracts. Leverage created from borrowing may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Individual short-sale positions can theoretically expose the Fund to unlimited loss on such positions, although the Adviser seeks to mitigate this potential loss by limiting a single short-sale position to 2.5% of the Fund’s net assets at the time of opening the position.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

The Fund may invest in a small number of companies, which will likely add to Fund volatility.

Performance: The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund’s performance is compared to the Russell 2000® Index, an unmanaged, market value weighted index that measures the performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.

4	Prospectus | October 31, 2013

FUND SUMMARY: AGGRESSIVE INVESTORS 1 FUND

Aggressive Investors 1 Fund

Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/13 through 9/30/13 was 27.33%.

	Quarter	Total Return
Best Quarter:	Q2 03	28.34%
Worst Quarter:	Q4 08	-32.80%

Average Annual Total Returns (For the periods ended 12/31/12)

	1 Year	5 Years		10 Years
Return Before Taxes	21.58%	(6.93%	)	6.45%
Return After Taxes on Distributions[1]	20.92%	(7.29%	)	5.66%
Return After Taxes on Distributions and Sale of Fund Shares[1]	14.61%	(5.88%	)	5.71%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%		7.10%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	16.35%	3.56%		9.72%

1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

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FUND SUMMARY: AGGRESSIVE INVESTORS 1 FUND

Management of the Fund

Investment Adviser:

Bridgeway Capital Management, Inc.

Portfolio Managers:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since 2005
Michael Whipple	Portfolio Manager	Since 2005

Purchase and Sale of Fund Shares

To open and maintain an account*	$2,000
Additional purchases*	$50 by systematic purchase plan $100 by check, exchange, wire, or electronic bank transfer (other than systematic purchase plan)

* some retirement plans may have lower minimum initial investments.

In general, you can buy or sell (redeem) shares of the Fund by mail, wire or telephone on any business day.

Tax Information

The Fund intends to make distributions that may be taxed to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be taxed at a later date.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for providing shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your broker/dealer or other intermediary or visit your financial intermediary’s website for more information.

6	Prospectus | October 31, 2013

FUND SUMMARY: ULTRA-SMALL COMPANY FUND

Investment Objective:

The Ultra-Small Company Fund (the “Fund”) seeks to provide a long-term total return on capital, primarily through capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	None
Acquired Fund Fees and Expenses[1]	0.16%
Other Expenses	0.27%
Total Annual Fund Operating Expenses[2]	1.33%

1 Acquired Fund Fees and Expenses are expenses incurred by the Fund through its ownership of shares in other investment companies, including business development companies.

2 Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Financial Highlights, which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$135	$421	$729	$1,601

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating

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FUND SUMMARY: ULTRA-SMALL COMPANY FUND

expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of ultra-small companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. For purposes of the Fund’s investments, “ultra-small companies” are defined as those: (i) companies that have a market capitalization the size of the smallest 20% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Cap-Based Portfolio 9 Index or the Cap-Based Portfolio 10 Index as defined by the University of Chicago’s Center for Research in Security Prices (“CRSP”). A majority of these stocks are listed on NASDAQ. On June 30, 2013, the stocks in this group generally had a market capitalization of less than $586 million. Bridgeway Capital Management, Inc. (the “Adviser”) selects stocks for the Fund using a statistically driven approach.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

The Fund may engage in active and frequent trading.

The Fund may purchase stock market index futures in order to hedge cash.

Principal Risks:

The market prices of ultra-small company shares typically exhibit greater volatility than small-company shares and even micro-cap company shares and much greater volatility than large-company shares. Therefore, shareholders of this Fund are exposed to higher risk and could lose money.

The Fund is also subject to the risk that ultra-small company stocks will underperform other kinds of investments for a period of time.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

8	Prospectus | October 31, 2013

FUND SUMMARY: ULTRA-SMALL COMPANY FUND

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

Investments in foreign securities can be more volatile than investments in U.S. securities.

The Fund’s use of futures to manage risk or hedge market volatility may not always be successful hedges, their prices can be highly volatile, they may not always successfully manage risk and they could lower the Fund’s total return.

Performance: The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.

Ultra-Small Company Fund

Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/13 through 9/30/13 was 42.52%.

	Quarter	Total Return
Best Quarter:	Q2 09	38.67%
Worst Quarter:	Q4 08	-27.19%

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FUND SUMMARY: ULTRA-SMALL COMPANY FUND

Average Annual Total Returns (For the periods ended 12/31/12)

	1 Year	5 Years	10 Years
Return Before Taxes	24.49%	1.00%	11.52%
Return After Taxes on Distributions[1]	24.40%	0.84%	10.07%
Return After Taxes on Distributions and Sale of Fund Shares[1]	16.02%	0.78%	10.02%
CRSP Cap-Based Portfolio 10 Index (reflects no deductions for fees, expenses or taxes)	21.47%	5.25%	12.90%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Management of the Fund

Investment Adviser:

Bridgeway Capital Management, Inc.

Portfolio Managers:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since 2005
Michael Whipple	Portfolio Manager	Since 2005

Purchase and Sale of Fund Shares

To open and maintain an account*	$2,000
Additional purchases*	$50 by systematic purchase plan $100 by check, exchange, wire, or electronic bank transfer (other than systematic purchase plan)

* some retirement plans may have lower minimum initial investments.

The Fund is open to existing Fund investors only. In general, existing Fund investors can buy or sell (redeem) shares of the Fund by mail, wire or telephone on any business day.

10	Prospectus | October 31, 2013

FUND SUMMARY: ULTRA-SMALL COMPANY FUND

Tax Information

The Fund intends to make distributions that may be taxed to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be taxed at a later date.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for providing shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your broker/dealer or other intermediary or visit your financial intermediary’s website for more information.

www.bridgeway.com	11

FUND SUMMARY: ULTRA-SMALL COMPANY MARKET FUND

Investment Objective:

The Ultra-Small Company Market Fund (the “Fund”) seeks to provide a long-term total return on capital, primarily through capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees (as a percentage of amount redeemed for shares held less than six months)	2.00%
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Acquired Fund Fees and Expenses[1]	0.11%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver and/or Expense Reimbursement[2]	(0.04%	)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[3]	0.86%

1 Acquired Fund Fees and Expenses are expenses incurred by the Fund through its ownership of shares in other investment companies, including business development companies.

2 Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.75%. Acquired Fund Fees and Expenses are not included in the 0.75% expense limitation. Any material change to this Fund policy would require a vote by shareholders.

3 Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement) do not correlate to the expense ratio in the Financial Highlights, which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the

12	Prospectus | October 31, 2013

FUND SUMMARY: ULTRA-SMALL COMPANY MARKET FUND

Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies:

The Fund aims to achieve its objective by approximating the total return of the Cap-Based Portfolio 10 Index (the “Index”) published by the University of Chicago’s Center for Research in Security Prices (“CRSP”) over longer time periods. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. For purposes of the Fund’s investments, “ultra-small companies” are defined as those: (i) companies that have a market capitalization the size of the smallest 10% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Index as defined by CRSP. A majority of the stocks in the Fund are listed on NASDAQ. On June 30, 2013, the stocks in this group generally had a market capitalization of less than $307 million. The Adviser invests in a representative sample of the companies included in the Index. However, the Adviser also may invest in companies that are not included in the Index.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

The Adviser also seeks to minimize the distribution of capital gains, within the constraints of the investment objective and ultra-small company focus, by offsetting capital gains with capital losses. By paying close attention to trading, the Adviser seeks to conduct such tax management without detriment to the overall Fund return.

The Fund may purchase stock market index futures in order to hedge cash.

Principal Risks:

The market price of ultra-small company shares typically exhibits greater volatility than small-company and even micro-cap company shares and much greater volatility than large-company shares. Therefore, shareholders of this Fund are exposed to higher risk and could lose money.

www.bridgeway.com	13

FUND SUMMARY: ULTRA-SMALL COMPANY MARKET FUND

The Fund is also subject to the risk that ultra-small company stocks will underperform other kinds of investments for a period of time.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

If too many ultra-small companies in the Fund outgrow the Fund’s ultra-small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund will not distribute substantial capital gains, although the Adviser strongly intends to avoid doing so.

The Fund’s use of futures to manage risk or hedge market volatility may not always be successful hedges, their prices can be highly volatile, they may not always successfully manage risk and they could lower the Fund’s total return.

Performance: The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.

Ultra-Small Company Market Fund

Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/13 through 9/30/13 was 35.60%.

	Quarter	Total Return
Best Quarter:	Q2 03	30.87%
Worst Quarter:	Q4 08	-27.94%

14	Prospectus | October 31, 2013

FUND SUMMARY: ULTRA-SMALL COMPANY MARKET FUND

Average Annual Total Returns (For the periods ended 12/31/12)

	1 Year	5 Years		10 Years
Return Before Taxes	19.83%	1.00%		9.53%
Return After Taxes on Distributions[1]	16.23%	(0.23%	)	8.68%
Return After Taxes on Distributions and Sale of Fund Shares[1]	17.27%	0.60%		8.34%
CRSP Cap-Based Portfolio 10 Index (reflects no deductions for fees, expenses or taxes)	21.47%	5.25%		12.90%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Management of the Fund

Investment Adviser:

Bridgeway Capital Management, Inc.

Portfolio Managers:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since 2005
Michael Whipple	Portfolio Manager	Since 2005
Christine L. Wang	Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares

To open and maintain an account*	$2,000
Additional purchases*	$50 by systematic purchase plan $100 by check, exchange, wire, or electronic bank transfer (other than systematic purchase plan)

* some retirement plans may have lower minimum initial investments.

In general, you can buy or sell (redeem) shares of the Fund by mail, wire or telephone on any business day.

www.bridgeway.com	15

FUND SUMMARY: ULTRA-SMALL COMPANY MARKET FUND

Tax Information

The Fund intends to make distributions that may be taxed to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be taxed at a later date.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for providing shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your broker/dealer or other intermediary or visit your financial intermediary’s website for more information.

16	Prospectus | October 31, 2013

FUND SUMMARY: SMALL-CAP MOMENTUM FUND

Investment Objective:

The Small-Cap Momentum Fund (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees (as a percentage of amount redeemed for shares held less than 6 months)	2.00%
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Acquired Fund Fees and Expenses[1]	0.16%
Other Expenses	4.87%
Total Annual Fund Operating Expenses	5.58%
Fee Waiver and/or Expense Reimbursement[2]	(4.52%	)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[3]	1.06%

1 Acquired Fund Fees and Expenses are expenses incurred by the Fund through its ownership of shares in other investment companies, including business development companies.

2 Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.90%. Acquired Fund Fees and Expenses are not included in the 0.90% expense limitation. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

3 Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement) do not correlate to the expense ratio in the Financial Highlights, which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

www.bridgeway.com	17

FUND SUMMARY: SMALL-CAP MOMENTUM FUND

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 264% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities (“common stocks”) of small-cap companies at the time of purchase. The Fund primarily invests in small-cap stocks that are listed on the New York Stock Exchange, NYSE MKT and NASDAQ that the Adviser determines to have positive risk-adjusted momentum (i.e., above-average recent returns) based on a statistically driven approach. The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

Although the Fund seeks investments across a number of sectors, from time to time, in pursuing the Fund’s investment strategy, the Fund may have significant positions in particular sectors.

The Adviser expects to rebalance the Fund’s portfolio (selling securities that, in the Adviser’s opinion, have lower risk-adjusted momentum and buying securities that, in the Adviser’s opinion, have higher risk-adjusted momentum) no less frequently than quarterly, and thus, the Fund engages in active and frequent trading of portfolio securities.

The Fund may purchase stock market index futures in order to hedge cash.

Principal Risks:

The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.

18	Prospectus | October 31, 2013

FUND SUMMARY: SMALL-CAP MOMENTUM FUND

Investing in securities with positive risk-adjusted momentum entails investing in securities that may be more volatile than a broad cross-section of stock market securities.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Investments in foreign securities can be more volatile than investments in U.S. securities.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

The Fund’s use of futures to manage risk or hedge market volatility may not always be successful hedges, their prices can be highly volatile, they may not always successfully manage risk and they could lower the Fund’s total return.

Performance: The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for the period compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.

www.bridgeway.com	19

FUND SUMMARY: SMALL-CAP MOMENTUM FUND

Small-Cap Momentum Fund

Annual % Return as of 12/31

Return from 1/1/13 through 9/30/13 was 25.85%

	Quarter	Total Return
Best Quarter:	Q4 11	18.80%
Worst Quarter:	Q3 11	-22.68%

Average Annual Total Returns (For the periods ended 12/31/12)

	1 Year	Since Inception 5/28/10
Return Before Taxes	14.18%	12.11%
Return After Taxes on Distributions[1]	11.03%	9.38%
Return After Taxes on Distributions and Sale of Fund Shares[1]	10.61%	9.06%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	16.35%	11.63%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

20	Prospectus | October 31, 2013

FUND SUMMARY: SMALL-CAP MOMENTUM FUND

Management of the Fund

Investment Adviser:

Bridgeway Capital Management, Inc.

Portfolio Managers:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since Fund inception
Michael Whipple	Portfolio Manager	Since Fund inception
Christine L. Wang	Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares

To open and maintain an account*	$2,000
Additional purchases*	$50 by systematic purchase plan $100 by check, exchange, wire, or electronic bank transfer (other than systematic purchase plan)

* some retirement plans may have lower minimum initial investments.

In general, you can buy or sell (redeem) shares of the Fund by mail, wire or telephone on any business day.

Tax Information

The Fund intends to make distributions that may be taxed to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be taxed at a later date.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for providing shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your broker/dealer or other intermediary or visit your financial intermediary’s website for more information.

www.bridgeway.com	21

FUND SUMMARY: SMALL-CAP GROWTH FUND

Investment Objective:

The Small-Cap Growth Fund (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.13%
Fee Waiver and/or Expense Reimbursement[1]	(0.19%	)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.94%

1 Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.94%. Any material change to this Fund policy would require a vote by shareholders.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in

22	Prospectus | October 31, 2013

FUND SUMMARY: SMALL-CAP GROWTH FUND

a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of small-cap stocks that are listed on the New York Stock Exchange, NYSE MKT and NASDAQ. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the small-cap growth category at the time of purchase. The Adviser selects stocks within the small-cap growth category for the Fund using a statistically driven approach. Growth stocks are those the Adviser believes have above average prospects for economic growth.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

While the Fund is managed for long-term return on capital, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Fund may engage in active and frequent trading.

Principal Risks:

Shareholders of the Fund are exposed to significant stock market risk (volatility) and could lose money.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

If too many small companies in the Fund outgrow the Fund’s small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some

www.bridgeway.com	23

FUND SUMMARY: SMALL-CAP GROWTH FUND

stocks, which could create capital gains. There can be no guarantee that the Fund will not distribute substantial capital gains, although the Adviser strongly intends to avoid doing so.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

Performance: The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.

Small-Cap Growth Fund

Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/13 through 9/30/13 was 39.97%.

	Quarter	Total Return
Best Quarter:	Q4 11	19.95%
Worst Quarter:	Q3 11	-26.49%

24	Prospectus | October 31, 2013

FUND SUMMARY: SMALL-CAP GROWTH FUND

Average Annual Total Returns (For the periods ended 12/31/12)

	1 Year	5 Years		Since Inception 10/31/03
Return Before Taxes	11.05%	(4.31%	)	2.22%
Return After Taxes on Distributions[1]	11.05%	(4.34%	)	2.21%
Return After Taxes on Distributions and Sale of Fund Shares[1]	7.18%	(3.62%	)	1.91%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	14.59%	3.49%		6.48%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Management of the Fund

Investment Adviser:

Bridgeway Capital Management, Inc.

Portfolio Managers:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since 2005
Michael Whipple	Portfolio Manager	Since 2005

Purchase and Sale of Fund Shares

To open and maintain an account*	$2,000
Additional purchases*	$50 by systematic purchase plan $100 by check, exchange, wire, or electronic bank transfer (other than systematic purchase plan)

* some retirement plans may have lower minimum initial investments.

In general, you can buy or sell (redeem) shares of the Fund by mail, wire or telephone on any business day.

www.bridgeway.com	25

FUND SUMMARY: SMALL-CAP GROWTH FUND

Tax Information

The Fund intends to make distributions that may be taxed to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be taxed at a later date.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for providing shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your broker/dealer or other intermediary or visit your financial intermediary’s website for more information.

26	Prospectus | October 31, 2013

FUND SUMMARY: SMALL-CAP VALUE FUND

Investment Objective:

The Small-Cap Value Fund (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.51%
Distribution and/or Service (12b-1) Fees	None
Acquired Fund Fees and Expenses[1]	0.12%
Other Expenses	0.40%
Total Annual Fund Operating Expenses[2]	1.03%

1 Acquired Fund Fees and Expenses are expenses incurred by the Fund through its ownership of shares in other investment companies, including business development companies.

2 Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Financial Highlights, which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses

www.bridgeway.com	27

FUND SUMMARY: SMALL-CAP VALUE FUND

or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of small-cap stocks that are listed on the New York Stock Exchange, NYSE MKT, and NASDAQ. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the small-cap value category at the time of purchase. The Adviser selects stocks within the small-cap value category for the Fund using a statistically driven approach. Value stocks are those the Adviser believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

While the Fund is managed for long-term total return on capital, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

Principal Risks:

Shareholders of the Fund are exposed to above average stock market risk (volatility) and could lose money.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

If too many small companies in the Fund outgrow the Fund’s small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund will not distribute substantial capital gains, although the Adviser strongly intends to avoid doing so.

28	Prospectus | October 31, 2013

FUND SUMMARY: SMALL-CAP VALUE FUND

Performance: The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.

Small-Cap Value Fund

Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/13 through 9/30/13 was 26.57%.

	Quarter	Total Return
Best Quarter:	Q2 09	28.36%
Worst Quarter:	Q4 08	-28.58%

Average Annual Total Returns (For the periods ended 12/31/12)

	1 Year	5 Years		Since Inception 10/31/03
Return Before Taxes	20.99%	(0.30%	)	5.97%
Return After Taxes on Distributions[1]	20.55%	(0.48%	)	5.87%
Return After Taxes on Distributions and Sale of Fund Shares[1]	14.12%	(0.29%	)	5.22%
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	18.05%	3.55%		6.79%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

www.bridgeway.com	29

FUND SUMMARY: SMALL-CAP VALUE FUND

Management of the Fund

Investment Adviser:

Bridgeway Capital Management, Inc.

Portfolio Managers:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since 2005
Michael Whipple	Portfolio Manager	Since 2005

Purchase and Sale of Fund Shares

To open and maintain an account*	$2,000
Additional purchases*	$50 by systematic purchase plan $100 by check, exchange, wire, or electronic bank transfer (other than systematic purchase plan)

* some retirement plans may have lower minimum initial investments.

In general, you can buy or sell (redeem) shares of the Fund by mail, wire or telephone on any business day.

Tax Information

The Fund intends to make distributions that may be taxed to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be taxed at a later date.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for providing shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your broker/dealer or other intermediary or visit your financial intermediary’s website for more information.

30	Prospectus | October 31, 2013

FUND SUMMARY: LARGE-CAP GROWTH FUND

Investment Objective:

The Large-Cap Growth Fund (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver and/or Expense Reimbursement[1]	(0.06%	)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.84%

1 Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.84%. Any material change to this Fund policy would require a vote by shareholders.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$86	$268	$466	$1,037

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate

www.bridgeway.com	31

FUND SUMMARY: LARGE-CAP GROWTH FUND

higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of large stocks that are listed on the New York Stock Exchange, NYSE MKT, and NASDAQ. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the large-cap growth category at the time of purchase. The Adviser selects stocks within the large-cap growth category for the Fund using a statistically driven approach. Growth stocks are those the Adviser believes have above average prospects for economic growth.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

While the Fund is managed for long-term total return on capital, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

Principal Risks:

Shareholders of the Fund are exposed to significant stock market risk (volatility) and could lose money.

Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

In addition, large-cap stocks have tended to recover more slowly than small-cap stocks from a market downturn. Consequently, the Fund may expose shareholders to higher inflation risk (the risk that the Fund value will not keep up with inflation) than some other stock market segments.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

32	Prospectus | October 31, 2013

FUND SUMMARY: LARGE-CAP GROWTH FUND

If the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund will not distribute substantial capital gains, although the Adviser strongly intends to avoid doing so.

Performance: The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.

Large-Cap Growth Fund

Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/13 through 9/30/13 was 25.45%.

	Quarter	Total Return
Best Quarter:	Q2 09	13.96%
Worst Quarter:	Q4 08	-26.49%

www.bridgeway.com	33

FUND SUMMARY: LARGE-CAP GROWTH FUND

Average Annual Total Returns (For the periods ended 12/31/12)

	1 Year	5 Years		Since Inception 10/31/03
Return Before Taxes	16.21%	(0.50%	)	4.30%
Return After Taxes on Distributions[1]	15.97%	(0.62%	)	4.21%
Return After Taxes on Distributions and Sale of Fund Shares[1]	10.85%	(0.44%	)	3.72%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	15.26%	3.12%		5.71%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Management of the Fund

Investment Adviser:

Bridgeway Capital Management, Inc.

Portfolio Managers:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since 2005
Michael Whipple	Portfolio Manager	Since 2005

Purchase and Sale of Fund Shares

To open and maintain an account*	$2,000
Additional purchases*	$50 by systematic purchase plan $100 by check, exchange, wire, or electronic bank transfer (other than systematic purchase plan)

* some retirement plans may have lower minimum initial investments.

In general, you can buy or sell (redeem) shares of the Fund by mail, wire or telephone on any business day.

34	Prospectus | October 31, 2013

FUND SUMMARY: LARGE-CAP GROWTH FUND

Tax Information

The Fund intends to make distributions that may be taxed to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be taxed at a later date.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for providing shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your broker/dealer or other intermediary or visit your financial intermediary’s website for more information.

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FUND SUMMARY: BLUE CHIP 35 INDEX FUND

Investment Objective:

The Blue Chip 35 Index Fund (the “Fund”) seeks to provide a long-term total return on capital, primarily through capital appreciation, but also some income.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.27%
Fee Waiver and/or Expense Reimbursement[1]	(0.12%	)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.15%

1 Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.15%. Any material change to this Fund policy would require a vote by shareholders.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in

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FUND SUMMARY: BLUE CHIP 35 INDEX FUND

a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its objective by approximating the total return of the Bridgeway Ultra-Large 35 Index (the “Index”), a proprietary Index composed by the Adviser, while minimizing the distribution of capital gains and minimizing costs. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in blue chip company stocks included within the Index. As of September 30, 2013, more than 99% of the Fund’s net assets were invested this way.

The Fund invests in the stocks that comprise the Index and seeks to approximately match the Index composition and weighting. The long-term objective of this roughly equally weighted Index is to hold 35 “blue-chip” companies, excluding any tobacco companies and ensuring reasonable industry diversification.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

This “roughly equally weighted” index contrasts with most other “market-cap weighted” indexes, which give more weight to the stocks that have appreciated the most in price. Therefore, the Index is a more “value-oriented” index structure. Similar to other index funds, the actual return of this Fund will likely underperform the Index over the long term by an amount similar to the Fund’s expenses and transaction costs.

The Fund may purchase stock market index futures in order to hedge cash.

Principal Risks:

Shareholders of this Fund are exposed to significant stock market related risk (volatility) and could lose money.

While large companies tend to exhibit less price volatility than small companies, historically they have not recovered as fast from a market decline. Consequently, this Fund may expose shareholders to higher inflation risk (the risk that the Fund value will not keep up with inflation) than some other stock market investments.

The Fund is also subject to the risk that blue chip company stocks will underperform other kinds of investments for a period of time. This risk is true of any market segment.

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FUND SUMMARY: BLUE CHIP 35 INDEX FUND

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

There is risk that the Fund’s total return may be lower than the total return of the Index that the Fund seeks to approximate.

The Fund’s use of futures to manage risk or hedge market volatility may not always be successful hedges, their prices can be highly volatile, they may not always successfully manage risk and they could lower the Fund’s total return.

Performance: The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.

Blue Chip 35 Index Fund

Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/13 through 9/30/13 was 18.41%.

	Quarter	Total Return
Best Quarter:	Q2 03	16.07%
Worst Quarter:	Q4 08	-19.01%

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FUND SUMMARY: BLUE CHIP 35 INDEX FUND

Average Annual Total Returns (For the periods ended 12/31/12)

	1 Year	5 Years	10 Years
Return Before Taxes	15.20%	2.11%	6.26%
Return After Taxes on Distributions[1]	14.72%	1.72%	5.84%
Return After Taxes on Distributions and Sale of Fund Shares[1]	10.53%	1.71%	5.33%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Management of the Fund

Investment Adviser:

Bridgeway Capital Management, Inc.

Portfolio Managers:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since 2005
Michael Whipple	Portfolio Manager	Since 2005
Christine L. Wang	Portfolio Manager	Since 2013

Purchase and Sale of Fund Shares

To open and maintain an account*	$2,000
Additional purchases*	$50 by systematic purchase plan $100 by check, exchange, wire, or electronic bank transfer (other than systematic purchase plan)

* some retirement plans may have lower minimum initial investments.

In general, you can buy or sell (redeem) shares of the Fund by mail, wire or telephone on any business day.

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FUND SUMMARY: BLUE CHIP 35 INDEX FUND

Tax Information

The Fund intends to make distributions that may be taxed to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be taxed at a later date.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for providing shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your broker/dealer or other intermediary or visit your financial intermediary’s website for more information.

40	Prospectus | October 31, 2013

FUND SUMMARY: MANAGED VOLATILITY FUND

Investment Objective:

The Managed Volatility Fund (the “Fund”) seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Acquired Fund Fees and Expenses[1]	0.01%
Other Expenses	0.75%
Total Annual Fund Operating Expenses	1.36%
Fee Waiver and/or Expense Reimbursement[2]	(0.41%	)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[3]	0.95%

1 Acquired Fund Fees and Expenses are expenses incurred by the Fund through its ownership of shares in other investment companies, including business development companies.

2 Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.94%. Acquired Fund Fees and Expenses are not included in the 0.94% expense limitation. Any material change to this Fund policy would require a vote by shareholders.

3 Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement) do not correlate to the expense ratio in the Financial Highlights, which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the

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FUND SUMMARY: MANAGED VOLATILITY FUND

Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies:

To achieve the objective of providing a high current return with less short-term risk than the stock market, the Fund uses multiple techniques: purchasing or selling stocks, options, futures, and fixed-income securities. Together, these strategies are designed to provide the Fund with more stable returns over a wide range of fixed-income and equity market environments. Up to 75% of the Fund’s total assets may be invested in common stocks and options on any size companies on which options are traded on a national securities exchange. At all times, at least 25% of the Fund’s total assets will be invested in equities. The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Adviser selects stocks for the Fund using a statistically driven approach that spans various investment styles including both “growth” and “value.” The Adviser may also select stocks and options according to a more passive strategy, including investing in stock market index futures and options. The Fund may also purchase or sell any financial (but not commodity) futures, puts, or calls within the scope of its investment objective and strategy. Specifically, the Fund may short stock index futures to hedge a similar basket of stocks and sell covered call or put options to reduce the risk of stock ownership. These instruments can be used to hedge cash, manage market risk, dampen volatility in line with its investment objective, arbitrage the difference between stocks and futures and create synthetic option positions.

With respect to fixed income investments, the Adviser normally invests at least 25% of the Fund’s total assets in fixed-income securities: U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateralized mortgage obligations, and/or other fixed-income instruments. In addition, the Fund’s strategy

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FUND SUMMARY: MANAGED VOLATILITY FUND

with respect to credit rating may vary over time. The Adviser anticipates that fixed-income investments will largely be limited to U.S. government securities and high quality corporate debt.

Principal Risks:

The Fund’s stock holdings are subject to market risk. The protective qualities inherent in option writing are partial. In addition, the Adviser may not always write options on the full number of shares of stock it owns, thus exposing the Fund to the full market risk of these shares. Therefore, shareholders of this Fund are exposed to risk and could lose money.

The Fund invests in companies of any size for which exchange-traded options are available. Small companies are more vulnerable to financial and other risks than large companies.

The Fund’s fixed-income holdings are subject to three types of risk: interest rate risk, credit risk and prepayment risk.

The Fund’s use of futures to manage risk or hedge market volatility may not always be successful hedges, their prices can be highly volatile, they may not always successfully manage risk and they could lower the Fund’s total return. The Fund’s investments in stock index futures are subject to the risk that the returns of the basket of stocks to which they are hedged are reduced by losses on the futures in a rising market.

A covered call position will result in a loss on its expiration date if the underlying stock price has fallen since the purchase by an amount greater than the price for which the option was sold. Thus, the Fund’s option strategies may not fully protect it against declines in the value of its stocks. In addition, the option writing strategy limits the upside profit potential normally associated with stocks. In addition, the Fund’s investments in covered call and put options are subject to the risk that they may not provide sufficient protection to compensate for a decline in the underlying stock.

Investments in foreign securities can be more volatile than investments in U.S. securities.

The Fund could experience a loss in the stock, option, and fixed-income portions of its holdings at the same time.

Performance: The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund’s performance is compared to the Bloomberg/EFFAS U.S. Government 1-3 Year Total Return Bond Index, a transparent benchmark for the total return of the one- to three-year U.S. Government bond market. This information is

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FUND SUMMARY: MANAGED VOLATILITY FUND

based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.

Managed Volatility Fund

Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/13 through 9/30/13 was 6.34%.

	Quarter	Total Return
Best Quarter:	Q4 11	8.98%
Worst Quarter:	Q4 08	-9.19%

Average Annual Total Returns (For the periods ended 12/31/12)

	1 Year	5 Years	10 Years
Return Before Taxes	6.46%	0.72%	4.80%
Return After Taxes on Distributions[1]	6.40%	0.21%	4.27%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.29%	0.40%	3.92%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%
Bloomberg/EFFAS U.S. Government 1-3 Year Total Return Bond Index (reflects no deductions for fees, expenses or taxes)	0.58%	2.42%	2.78%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

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FUND SUMMARY: MANAGED VOLATILITY FUND

Management of the Fund

Investment Adviser:

Bridgeway Capital Management, Inc.

Portfolio Managers:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2013
Richard P. Cancelmo, Jr.	Portfolio Manager	Since Fund Inception
Elena Khoziaeva	Portfolio Manager	Since 2013
Michael Whipple	Portfolio Manager	Since 2013

Purchase and Sale of Fund Shares

To open and maintain an account*	$2,000
Additional purchases*	$50 by systematic purchase plan $100 by check, exchange, wire, or electronic bank transfer (other than systematic purchase plan)

* some retirement plans may have lower minimum initial investments.

In general, you can buy or sell (redeem) shares of the Fund by mail, wire or telephone on any business day.

Tax Information

The Fund intends to make distributions that may be taxed to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be taxed at a later date.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for providing shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your broker/dealer or other intermediary or visit your financial intermediary’s website for more information.

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ADDITIONAL FUND INFORMATION

The Funds:

Bridgeway Funds is a no-load diversified mutual fund family. Each Fund has its own investment objective, strategy, and risk profile.

Suitability:

All Funds contained in this Prospectus:

•	are designed for investors with long-term goals in mind.
•	strongly discourage short-term trading of shares.
•	offer you the opportunity to participate in financial markets through funds professionally managed by the Adviser.
•	offer you the opportunity to diversify your investments.
•	carry certain risks, including the risk that you can lose money if fund shares, when redeemed, are worth less than the purchase price.
•	are not bank deposits and are not guaranteed or insured.

Investment Objectives:

The following investment objectives may be changed by the Board of Directors without shareholder approval. A Fund will notify shareholders at least 60 days prior to any change in its investment objective.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

The Ultra-Small Company Fund seeks to provide a long-term total return on capital, primarily through capital appreciation.

The Ultra-Small Company Market Fund seeks to provide a long-term total return on capital, primarily through capital appreciation.

The Small-Cap Momentum Fund seeks to provide long-term total return on capital, primarily through capital appreciation.

The Small-Cap Growth Fund seeks to provide long-term total return on capital, primarily through capital appreciation.

The Small-Cap Value Fund seeks to provide long-term total return on capital, primarily through capital appreciation.

The Large-Cap Growth Fund seeks to provide long-term total return on capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide a long-term total return on capital, primarily through capital appreciation, but also some income.

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ADDITIONAL FUND INFORMATION

What is “short-term risk”?

As it applies to the Managed Volatility Fund investment objective, short-term risk is both “market risk” (or “beta”) and “downside risk.” A fund beta of 40% means that when the stock market declines, for example, 10%, one would expect an average corresponding decrease of 4% in the Fund. “Downside risk” is independent of the timing of stock market moves. A “downside risk” of 40% means that the total of all negative monthly fund returns would be four-tenths the magnitude of all negative monthly stock market returns, although the timing of these declines could vary. For purposes of risk measurement, the S&P 500® Index with dividends reinvested serves as a proxy for the stock market.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Principal Investment Strategies:

Aggressive Investors 1 Fund

The Aggressive Investors 1 Fund invests in a diversified portfolio of common stocks of companies of any size that are listed on the New York Stock Exchange, NYSE MKT and NASDAQ. The Adviser selects stocks for the Fund using a statistically driven approach that spans various investment styles including both “growth” and “value.” Value stocks are those the Adviser believes are priced cheaply relative to some financial measures of worth. Growth stocks are those the Adviser believes have above average prospects for economic growth. The Fund seeks to achieve the risk objective by investing in stocks that the Adviser believes have a lower probability of price decline over the long term, though their stock prices may be more volatile in the short term. Based on statistically driven rules, securities are sold when the reasons for selecting the stock are no longer valid or when necessary to maintain the risk profile of the overall Fund. The Fund may engage in active and frequent trading, which could result in higher trading costs, lower investment performance, and for shareholders in taxable accounts, a higher tax burden. The Fund may invest in stocks for which there is relatively low market liquidity, as periodically determined by the Adviser based on the stock’s trading volume. The Fund may also use aggressive investment techniques such as:

•	leveraging (borrowing up to 50% of its net assets from banks),
•

purchasing and selling futures and options on individual stocks and stock market indexes to increase or decrease the Fund’s exposure to stock market risk in order to attempt to maintain a more constant level of risk,

•	purchasing and selling financial or commodity futures and options to diversify risk,
•	entering into short-sale transactions (up to 20% of its total assets),
•	investing up to 20% of its total assets in a single company,
•	investing up to 15% of its total assets in foreign securities (as defined below), and

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ADDITIONAL FUND INFORMATION

•	short-term trading (buying and selling the same security in less than a three-month timeframe).

For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

The Fund sometimes invests in a smaller number of companies than other mutual funds. Based on ending data from the last five fiscal years, the number of companies in the Fund has been between 57 and 92. The top ten stocks have sometimes accounted for approximately half of Fund net assets. It would not be unusual for one or two stocks each to represent 5% to 10% or more of Fund holdings.

Who Should Invest: The Adviser believes that this Fund is more appropriate as a long-term investment (at least five years, but ideally ten years or more) for shareholders who can accommodate high short-term price volatility. It may also be appropriate as a diversifier (a method of spreading risk) of other investments. It is not an appropriate investment for short-term investors, those trying to time the market, or those who would panic during a major market correction.

Fund Closing Commitment: This Fund was closed to new investors on November 21, 2001 when net assets reached $275 million and re-opened to all investors on January 14, 2011. There is no assurance that this Fund will remain open to new investment should assets increase to the point where the Adviser believes the investment strategy could be constrained. Please see Closed Fund Status Definitions on page 83 for additional information.

Ultra-Small Company Fund

The Ultra-Small Company Fund invests in a diversified portfolio of common stocks of ultra-small companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. For purposes of the Fund’s investments, “ultra-small companies” are defined as those: (i) companies that have a market capitalization the size of the smallest 20% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Cap-Based Portfolio 9 Index or the Cap-Based Portfolio 10 Index as defined by the University of Chicago’s Center for Research in Security Prices (“CRSP”). A majority of these stocks are listed on NASDAQ. On June 30, 2013, the stocks in this group generally had a market capitalization of less than $586 million. Compared to the size companies in which most other mutual funds invest, ultra-small companies are spectacularly small. They

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ADDITIONAL FUND INFORMATION

typically have 23 to 5,200 employees, produce annual revenues of $3 million to $1.13 billion and may be known for just one product or service. Based on statistically driven rules, securities are sold when the reasons for selecting the stock are no longer valid or when necessary to maintain the risk profile of the overall Fund. The Adviser will not necessarily sell a stock if it “migrates” to a different category after purchase. As a result, due to such “migration” or other market movements, the Fund may have less than 80% of its assets in ultra-small company stocks at any point in time.

The Fund may purchase stock market index futures in order to hedge cash.

The Adviser selects stocks for the Fund using a statistically driven approach that spans various investment styles, including “growth” and “value.” Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks are those the Adviser believes have above average prospects for economic growth. The Fund may engage in active and frequent trading, which results in higher trading costs and, for shareholders in taxable accounts, a potentially higher tax burden. In addition, higher trading costs may negatively impact Fund performance.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in the types of securities described above.

Who Should Invest: The Fund is only available to current investors and additional shares can only be purchased directly from Bridgeway Funds (see page 83, “Closed Fund Status Definitions”). For current shareholders, the Adviser believes that this Fund is appropriate as a long-term investment (at least five years, but ideally ten years or more) for shareholders who can accommodate very high short-term price volatility. It may also be appropriate as a diversifier (a method of spreading risk) for a portfolio consisting primarily of large stocks. It is not an appropriate investment for short-term investors, those trying to time the market, or those who would panic during a major market correction.

Fund Closing Commitment: This Fund was closed to all investors on December 10, 2001. The Bridgeway Funds’ Board of Directors voted on October 10, 2008 to re-open the Fund to current investors. However, additional shares can only be purchased directly from Bridgeway Funds. This size limitation is intended to keep the

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ADDITIONAL FUND INFORMATION

Fund “nimble” in the marketplace, and to enable the Adviser to purchase and sell stocks more quickly than would otherwise be possible. There is no assurance that this Fund will remain open to existing investors should assets increase to historic levels.

Ultra-Small Company Market Fund

The Ultra-Small Company Market Fund aims to achieve its objective by approximating the total return of the Cap-Based Portfolio 10 Index (the “Index”) published by the University of Chicago’s Center for Research in Security Prices (“CRSP”) over longer time periods. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. However, the Adviser will not necessarily sell a stock if it “migrates” to a different category after purchase. As a result, due to such “migration” or other market movements, the Fund may have less than 80% of its assets in ultra-small company stocks at any point in time. The Adviser invests in a representative sample of the companies included in the Index. However, the Adviser also may invest in companies that are not included in the Index. Securities are sold when they no longer contribute to the size and risk characteristics of the Fund. In choosing stocks for the Fund, the Adviser seeks to approximate the weighting of market capitalization, sector representation, and financial characteristics of the Index. For purposes of the Fund’s investments, “ultra-small companies” are defined as those: (i) companies that have a market capitalization the size of the smallest 10% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Index as defined by CRSP. A majority of the stocks in the Fund are listed on NASDAQ. On June 30, 2013, the stocks in this group generally had a market capitalization of less than $307 million. They are approximately one-tenth the size of companies in the widely quoted Russell 2000® Index, an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. Compared to the size companies in which most other mutual funds invest, ultra-small companies are spectacularly small. Companies this size typically have 19 to 3,450 employees, produce annual revenues of $2 million to $740 million, and may be known for just one product or service.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

The Adviser also seeks to minimize the distribution of capital gains, within the constraints of the investment objective and ultra-small company focus, by offsetting capital gains with capital losses. (A capital gain occurs when the Fund sells a stock at a higher price than the purchase price; a capital loss occurs when the Fund sells a stock at a lower price than the purchase price.) However, by paying close attention to trading, the Adviser seeks to conduct its tax management without detriment to the

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ADDITIONAL FUND INFORMATION

overall Fund return. Therefore, this Fund may also be an appropriate investment for shareholders in non-taxable or tax-deferred accounts.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in the types of securities described above.

The Fund may purchase stock market index futures in order to hedge cash.

Who Should Invest: The Adviser believes that this Fund is appropriate as a long-term investment (at least five years, but ideally ten years or more) for shareholders who can accommodate very high short-term price volatility. It may also be appropriate as a diversifier (a method of spreading risk) for a portfolio consisting primarily of large stocks. It may also be appropriate for investors in both taxable and non-taxable (or tax-deferred) accounts. It is not an appropriate investment for short-term investors, those trying to time the market, or those who would panic during a major market correction.

Small-Cap Momentum Fund

Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in small-cap stocks. The Fund invests primarily in equity or equity related securities (“common stocks”) of small-cap stocks that are listed on the New York Stock Exchange, NYSE MKT and NASDAQ that the Adviser determines to have positive risk-adjusted momentum. The Adviser considers a stock to have positive risk-adjusted momentum based on a statistically driven approach. In assessing positive risk-adjusted momentum, the Adviser considers factors such as the security’s returns over various time periods and company fundamentals.

The Adviser uses a market capitalization approach to weight the securities in the Fund’s portfolio. This means that a security’s weight in the Fund’s portfolio at the time of purchase is roughly proportional to its market capitalization relative to the other securities in the portfolio. For example, a small-cap stock with a higher relative market capitalization generally will have a greater representation in the Fund. However, the Adviser may modify weights based on a consideration of various factors it deems appropriate. The Adviser expects to rebalance the Fund’s portfolio (selling securities that have lower risk-adjusted momentum and buying securities that have higher risk-adjusted momentum) no less frequently than quarterly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio based on their capitalization and positive risk-adjusted momentum. Based on statistically driven rules, securities are sold when the reasons for selecting the stock are no longer valid or when necessary to maintain the risk profile of the overall Fund.

Although the Fund may hold investments across a number of sectors, from time to time, in pursuing the Fund’s investment strategy, the Fund may have significant positions in particular sectors.

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ADDITIONAL FUND INFORMATION

For purposes of the Fund’s investments, “small-cap stocks” are those whose market capitalization is smaller than the 1,000th largest U.S. company. As of September 30, 2013, this upper market-cap threshold was $2.53 billion. This dollar amount will change with market conditions. The Adviser will not necessarily sell a stock if it “migrates” to a different category after purchase before the rebalancing period. As a result, due to such “migration” and other market movements, the Fund may have less than 80% of its assets in small-cap stocks at any point in time.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Fund may purchase stock market index futures in order to hedge cash.

The Fund is expected to have annual turnover in excess of 100%. In order to effectively manage transaction costs, while the Fund’s portfolio is rebalanced quarterly, there is some flexibility with regard to matters of execution. Transaction costs include commissions, bid-ask spread, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund).

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in the types of securities described above.

Small-Cap Growth Fund

The Small-Cap Growth Fund invests in a diversified portfolio of small-cap stocks that are listed on the New York Stock Exchange, NYSE MKT and NASDAQ. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the small-cap growth category at the time of purchase. For purposes of the Fund’s investments, “small-cap stocks” are those whose market capitalization (stock market worth) falls within the range of the Russell 2000® Index, an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. The Russell 2000® Index is reconstituted from time to time. The market capitalization range for the Russell 2000® Index was $23 million to $5.8 billion as of June 30, 2013. Growth stocks are those the Adviser believes have above average prospects for economic growth. Generally, these are stocks represented in the Russell 2000® Growth Index, plus small stocks with similar “growth” characteristics. The Russell 2000® Growth Index includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. The Adviser selects stocks within the small-cap growth category for the Fund using a statistically driven approach. The Fund may engage in active and frequent trading, which results in higher trading costs and, for shareholders in taxable accounts, a potentially higher tax burden. In addition, higher

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trading costs may negatively impact Fund performance. The Adviser will not necessarily sell a stock if it “migrates” to a different category after purchase. As a result, due to such “migration” or other market movements, the Fund may have less than 80% of its assets in small-cap stocks at any point in time. Based on statistically driven rules, securities are sold when the reasons for selecting the stock are no longer valid or when necessary to maintain the risk profile of the overall Fund.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

While the Fund is managed for long-term return on capital, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. For example, the Adviser tracks tax lots and periodically harvests tax losses to offset capital gains from stock sales or mergers. (A capital gain occurs when the Fund sells a stock at a higher price than the purchase price; a capital loss occurs when the Fund sells a stock at a lower price than the purchase price.) The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in the types of securities described above.

Who Should Invest: The Adviser believes that the Fund is more appropriate as a long-term investment (at least 5 years, but ideally 10 years or more) for investors who want exposure to small, growth-oriented stocks in a professionally-managed fund while incurring low costs and minimizing taxable capital gains income. It is not an appropriate investment for short-term investors, those trying to time the market, or those who would panic during a major market correction.

Small-Cap Value Fund

The Small-Cap Value Fund invests in a diversified portfolio of small-cap stocks that are listed on the New York Stock Exchange, NYSE MKT, and NASDAQ. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the small-cap value category at the time of purchase. For purposes of the Fund’s investments, “small-cap stocks” are those whose market capitalization (stock market worth) falls within the range of the Russell 2000® Index, an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. The Russell 2000® Index is reconstituted from time to time. The market capitalization range for the Russell 2000® Index was $23 million to $5.8 billion as of June 30, 2013. Value stocks are those the Adviser believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow. Generally, these are stocks represented in the Russell 2000® Value Index,

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ADDITIONAL FUND INFORMATION

plus small stocks with similar “value” characteristics. The Russell 2000® Value Index includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Adviser selects stocks within the small-cap value category for the Fund using a statistically driven approach. The Adviser will not necessarily sell a stock if it “migrates” to a different category after purchase. As a result, due to such “migration” or other market movements, the Fund may have less than 80% of its assets in small-cap stocks at any point in time. Based on statistically driven rules, securities are sold when the reasons for selecting the stock are no longer valid or when necessary to maintain the risk profile of the overall Fund.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

While the Fund is managed for long-term total return on capital, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. For example, the Adviser tracks tax lots and periodically harvests tax losses to offset capital gains from stock sales or mergers. (A capital gain occurs when the Fund sells a stock at a higher price than the purchase price; a capital loss occurs when the Fund sells a stock at a lower price than the purchase price.) The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in the types of securities described above.

Who Should Invest: The Adviser believes that this Fund is more appropriate as a long-term investment (at least 5 years, but ideally 10 years or more) for investors who want exposure to small, value-oriented stocks in a professionally-managed fund, while incurring low costs and minimizing taxable capital gains income. It is not an appropriate investment for short-term investors, those trying to time the market, or those who would panic during a major market correction.

Large-Cap Growth Fund

The Large-Cap Growth Fund invests in a diversified portfolio of large stocks that are listed on the New York Stock Exchange, NYSE MKT, and NASDAQ. Under normal circumstances, at least 80% of Fund net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase. For purposes of the Fund’s investments, “large-cap stocks” are those whose market capitalization (stock market worth) falls within the range of the Russell 1000® Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the market with dividends reinvested. The Russell 1000® Index is reconstituted from time to time. The market capitalization range for the Russell 1000® Index was $487 million to $423 billion as of June 30, 2013. Growth stocks are those the Adviser believes have

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above average prospects for economic growth. Generally, these are stocks represented in the Russell 1000® Growth Index, plus large stocks with similar “growth” characteristics. The Russell 1000® Growth Index includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Adviser selects stocks within the large-cap growth category for the Fund using a statistically driven approach. The Adviser will not necessarily sell a stock if it “migrates” to a different category after purchase. As a result, due to such “migration” or other market movements, the Fund may have less than 80% of its assets in large-cap stocks at any point in time. Based on statistically driven rules, securities are sold when the reasons for selecting the stock are no longer valid or when necessary to maintain the risk profile of the overall Fund.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

While the Fund is managed for long-term total return on capital, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. For example, the Adviser tracks tax lots and periodically harvests tax losses to offset capital gains from stock sales or mergers. (A capital gain occurs when the Fund sells a stock at a higher price than the purchase price. A capital loss occurs when the Fund sells a stock at a lower price than the purchase price.) The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in the types of securities described above.

Who Should Invest: The Adviser believes that the Fund is more appropriate as a long-term investment (at least 5 years, but ideally 10 years or more) for investors who want to invest in large, growth-oriented stocks in a professionally-managed fund while incurring low costs and minimizing taxable capital gains income. It is not an appropriate investment for short-term investors, those trying to time the market, or those who would panic during a major market correction.

Blue Chip 35 Index Fund

The Blue Chip 35 Index Fund seeks to approximate the total return of the Bridgeway Ultra-Large 35 Index (the “Index”), a proprietary Index composed by the Adviser, while minimizing the distribution of capital gains and minimizing costs. For purposes of the Fund’s investments, “ultra-large stocks” are the largest 150 U.S. companies as defined by market capitalization, more commonly known as “blue chip.” Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in blue chip company stocks included within the Index. As of September 30, 2013, more than 99% of the Fund’s net assets were invested this way. The Fund invests in the stocks that comprise the Index and seeks to

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What Are the “Active” Blue Chip Companies in the Index as of September 30, 2013?

Abbott Laboratories
AbbVie Inc.

Apple Inc

AT&T Inc

Bank of America Corp
Berkshire Hathaway Inc

Chevron Corp

Cisco Systems Inc

Coca-Cola Co/The

ConocoPhillips

CVS/Caremark Corp

Exxon Mobil Corp

General Electric Co

Goldman Sachs Group Inc

Google Inc

Hewlett-Packard Co

Intel Corp

International Business

Machines Corp

Johnson & Johnson

JPMorgan Chase & Co

McDonald’s Corp
Merck & Co Inc

Microsoft Corp

Monsanto Co

Occidental Petroleum Corp

Oracle Corp

PepsiCo Inc

Pfizer Inc

Procter & Gamble Co
3M Co

Schlumberger Ltd

United Parcel Service Inc

United Technologies Corp

Verizon Communications Inc

Visa Inc

Wal-Mart Stores Inc

Wells Fargo & Co

approximately match the Index composition and weighting. Based on statistically driven rules, securities are sold when the reasons for selecting the stock are no longer valid or when necessary to maintain the risk profile of the overall Fund. Similar to other index funds, the actual return of this Fund will likely underperform the Index over the long term by an amount similar to the Fund’s expenses and transaction costs. The Adviser intends to minimize this difference or “tracking error” by carefully managing costs, reimbursing expenses that exceed 0.15% annually, keeping Fund turnover and transaction expenses low and strongly discouraging market timers and short-term traders from investing in the Fund. The income objective of this Fund, which is a secondary objective, is achieved almost exclusively from dividends paid by the companies held in the Fund’s portfolio. However, not all of the companies in the Index pay dividends.

The Fund may purchase stock market index futures in order to hedge cash.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in the types of securities described above.

Index Composition: The long-term objective of this roughly equally weighted Index is to hold 35 “blue-chip” companies, excluding any tobacco companies and ensuring reasonable industry diversification. At times, however, the Index may hold more or fewer stocks as a result of corporate actions such as spin-offs or mergers and acquisitions. In order to achieve the balance of a “roughly equally weighted” index, additional weight is periodically given to the stocks with the greatest decline in price. This contrasts with most other “market-cap weighted” indexes, which give more weight to the stocks that have appreciated the most in price. Thus, the Index is a more “contrarian” or “value-oriented” index structure. Other “market-cap weighted” indexes have characteristics more similar to a “momentum” structure, that is, the more an individual company in the index goes up in price, the higher the weighting assigned to that stock in the index.

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What are “covered calls” and “secured puts”?

Relative to owning stocks, covered calls or secured puts generally have significantly more limited upside and somewhat more limited downside exposure to stock market movements. A call is a contract to purchase a set number of shares of a stock on a certain future date at a specified price. The Fund will sell a call only on a stock that the Fund owns or against a longer term call with a lower strike price. This is called a “covered” call. A put is a contract to sell a set number of shares of a stock (called the “underlying stock”) on a certain future date at a specified price. A “secured put” indicates that the Fund owns cash or cash equivalents equal to the value of the underlying stock; holding this cash is a way of limiting the risk and the magnification of risk inherent in options.

As of September 30, 2013, the Index included many of the largest U.S. companies, excluding tobacco companies. These companies are huge, “blue-chip,” well-known names. As of September 30, 2013, Index companies ranged from $40 billion to $433 billion in market capitalization (market size). The Bridgeway Ultra-Large 35 Index is constructed with taxable accounts in mind. The Index is compiled by the Adviser and reviewed by an independent third party.

Who Should Invest: The Adviser believes that this Fund is more appropriate as a long-term investment (at least five years, but ideally ten years or more) for shareholders who want to invest in large U.S. companies, while incurring low costs and minimizing taxable capital gains income. Due to the low-cost nature of the Fund, it may also be appropriate for long-term investors in tax-deferred accounts, such as Individual Retirement Plans (“IRAs”). It is not an appropriate investment for short-term investors, those trying to time the market, or those who would panic during a major market correction.

Managed Volatility Fund

The Managed Volatility Fund uses multiple strategies–purchasing or selling stocks, options, futures, and fixed income securities. Up to 75% of the Fund’s total assets may be invested in common stocks and options. The Adviser may sell covered calls and/or secured puts. Both of these strategies are used to accomplish the same objective. At all times, at least 25% of the Fund’s total assets will be invested in equities. The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

In most market environments, covered calls and secured puts afford the investor some “cushion” against a stock market decline but more limited appreciation potential in a stock market rise. The Fund may invest in common stocks and write options on any size companies on which options are traded on a national securities exchange. The Adviser selects stocks for the Fund according to statistically driven models that span various investment styles including both “growth” and “value.” Growth stocks are those that are expected to have faster increasing sales and earnings. Value stocks are those priced

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cheaply relative to some financial measures of worth. The Adviser may also select stocks and options according to a more passive strategy, including investing in stock market index futures and options. The Fund will write options in the amounts the Adviser believes is appropriate in achieving its investment objective. The Fund may also purchase or sell any financial (but not commodity) futures, puts, or calls within the scope of its investment objective and strategy. Specifically, the Fund may short stock index futures to hedge a similar basket of stocks and sell covered call or put options to reduce the risk of stock ownership. These instruments can be used to hedge cash, manage market risk, dampen volatility in line with its investment objective, arbitrage the difference between stocks and futures and create synthetic option positions. Options and futures can be volatile investments and may not perform as expected.

With respect to fixed-income investments, the Adviser normally invests at least 25% of the Fund’s total assets in fixed-income securities: U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateralized mortgage obligations, and/or other fixed-income instruments. The proportions and durations held in the various fixed-income securities may be revised in light of the Adviser’s appraisal of the relative yields of securities in the various market sectors, the investment prospects for issuers, and other considerations. In addition, the Fund’s strategy with respect to credit rating may vary over time. In selecting fixed-income securities, the Adviser may consider many factors, including yield to maturity, quality, liquidity, current yield, and capital appreciation potential. The Adviser anticipates that fixed income investments will largely be limited to U.S. government securities and high quality corporate debt.

To summarize, selling covered call and secured put options reduces the Fund’s volatility and provides some cash flow. The combination of stock and fixed-income investments and the steady cash flow from the sale of call and put options is designed to provide the Fund with more stable returns over a wide range of fixed-income and equity market environments.

Based on statistically driven rules, positions are exited when the reasons for entering the position are no longer valid or when necessary to maintain the risk profile of the overall Fund.

Who Should Invest: The Adviser believes that this Fund is appropriate as a mid- to long-term investment (at least three years or more) for conservative investors who are willing to accept some stock market risk. It may also be appropriate as a diversifier to a long-term portfolio comprised of stocks, bonds, and other investments. It is not an appropriate investment for short-term investors or those who would panic during a major market correction.

Principal Risks:

There is no guarantee that the Funds will meet their investment objectives. The following relates to the principal risks of investing in the Funds, as identified in each of

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the “Fund Summary” sections of this prospectus. The Funds may invest in or use other types of investments or strategies not shown above that do not represent principal investment strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds’ Statement of Additional Information (“SAI”).

Capital Gains Risk (Ultra-Small Company Market Fund, Small-Cap Growth Fund, Small-Cap Value Fund, Large-Cap Growth Fund): If any of these Funds experiences extensive redemptions or if too many small companies in the small-cap funds outgrow the Funds’ small-cap mandate, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Funds will not distribute substantial capital gains, although the Adviser strongly intends to avoid doing so.

Credit Risk (Managed Volatility Fund): The chance that a bond issuer will fail to pay interest and principal.

Derivatives Risk (Aggressive Investors 1 Fund, Ultra-Small Company Fund, Ultra-Small Company Market Fund, Small-Cap Momentum Fund, Blue Chip 35 Index Fund, Managed Volatility Fund): The Adviser’s use of aggressive investment techniques, including futures, options and leverage, may magnify the risk of loss in an unfavorable market environment. The use of futures and options to manage risk or hedge market volatility are subject to certain additional risks. Futures and options may not always be successful hedges, and their prices can be highly volatile. They may not always successfully manage risk. Using futures and options could lower a Fund’s total return, and the potential loss from the use of futures can exceed a Fund’s initial investment in such contracts. In addition, the Fund’s investments in stock index futures are subject to the risk that the returns of the basket of stocks to which they are hedged are reduced by losses on the futures in a rising market.

Focus Investing Risk (Aggressive Investors 1 Fund): Investing in a small number of companies will likely add to Fund volatility. It exposes the shareholder to company-specific risk, or the risk that bankruptcy, or other negative event, of a single company will significantly affect total Fund return.

Foreign Securities Risk (Aggressive Investors 1 Fund, Ultra-Small Company Fund, Small-Cap Momentum Fund, Managed Volatility Fund): Investments in foreign securities can be more volatile than investments in U.S. securities. Foreign securities have additional risk, including exchange rate changes, political and economic upheaval, the relative lack of information about the companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

High Portfolio Turnover Risk (Aggressive Investors 1 Fund, Ultra-Small Company Fund, Small-Cap Momentum Fund, Small-Cap Growth Fund): The Adviser’s investment approach may result in annual turnover in excess of 100%. A Fund may,

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as a result, trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders that hold Fund shares in a taxable account.

Index Tracking Risk (Blue Chip 35 Index Fund): Similar to other index funds, the actual return of this Fund will likely underperform the Bridgeway Ultra-Large 35 Index over the long term by an amount similar to the Fund’s expenses and transaction costs. The Adviser intends to minimize this difference or “tracking error” by carefully managing costs, reimbursing expenses that exceed 0.15% annually, keeping Fund turnover and transaction expenses low and strongly discouraging market timers and short-term traders from investing in the Fund.

Inflation Risk (Large-Cap Growth Fund, Blue Chip 35 Index Fund): Large-cap stocks have tended to recover more slowly than small-cap stocks from a market downturn. Consequently, the Funds may expose shareholders to higher inflation risk (the risk that a Fund value will not keep up with inflation) than some other stock market segments.

Interest Rate Risk (Managed Volatility Fund): The chance that bond prices overall will decline as interest rates rise or that interest rates will decline and money may not be able to be reinvested at the same or higher rates.

Leveraging Risk (Aggressive Investors 1 Fund): A Fund’s use of leverage may cause a Fund’s portfolio to be more volatile than if the portfolio had not been leveraged because leverage could exaggerate the effect of any increase or decrease in the value of the securities held by a Fund. In addition, leverage created from borrowing may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time or otherwise not achieve its intended objective.

Market Risk (All Funds): The Funds could lose value if the individual securities in which they have invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales; and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small-or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

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Additional Fund Specific Market Risk:

Ultra-Small Company Fund, Ultra-Small Company Market Fund—The Funds are also subject to the risk that ultra-small company stocks will underperform other kinds of investments for a period of time. This risk is true of any market segment. Based on historical data, such periods of underperformance may last six years or more.

Small-Cap Growth Fund, Small-Cap Value Fund, Small-Cap Momentum Fund—Small-cap stocks have historically exhibited more volatility than large-cap stocks. The Funds are subject to the risk that they will underperform other kinds of investments for a period of time, especially in a market downturn. Based on historical data, such periods of underperformance may last three to five years or more.

Small-Cap Growth Fund, Large-Cap Growth Fund—Growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, a Fund’s performance may suffer and underperform other equity funds that use different investing styles. Based on historical data, such periods of underperformance may last three to five years or more.

Small-Cap Value Fund—Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stock. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Based on historical data, such periods of underperformance may last three to five years or more.

Blue Chip 35 Index Fund—The Fund is also subject to the risk that blue chip company stocks will underperform other kinds of investments for a period of time. This risk is true of any market segment. Based on historical data, such periods of underperformance may last five years or more.

Managed Volatility Fund—The Fund invests in companies of any size for which exchange-traded options are available. Small companies are more vulnerable to financial and other risks than large companies. Additionally, the Fund could experience a loss in the stock, option, and fixed income portion of its holdings at the same time.

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Momentum Investing Risk (Small-Cap Momentum Fund): Investing in securities with positive risk-adjusted momentum entails investing in securities that may be more volatile than a broad cross-section of stock market securities.

Option Strategy Risk (Managed Volatility Fund): A covered call position will result in a loss on its expiration date if the underlying stock price has fallen since the purchase by an amount greater than the price for which the option was sold. Also, the Adviser may not always write options on the full number of shares of stock it owns, which exposes the Fund to the full market risk of these shares. Thus, the Fund’s option strategies may not fully protect it against declines in the value of its stocks. In addition, the option writing strategy limits the upside profit potential normally associated with stocks. Options are also inherently more complex, requiring a higher level of training for the Fund manager and support personnel.

Prepayment Risk (Managed Volatility Fund): The chance that a mortgage-backed bond issuer will repay a higher-yielding bond more quickly than expected and the Fund may then have to invest the proceeds in a bond with a lower-paying yield.

Sector Risk (All Funds except for Managed Volatility Fund): Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund’s portfolio holdings to a particular sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Short-Sale Risk (Aggressive Investors 1 Fund): Individual short-sale positions can theoretically expose the Fund to unlimited loss, although the Adviser seeks to mitigate this potential loss by limiting a single short-sale position to 2.5% of net assets at the time of opening the position.

Small-Cap Company Risk (Aggressive Investors 1 Fund, Small-Cap Momentum Fund, Small-Cap Growth Fund, Small-Cap Value Fund, Managed Volatility Fund): Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to smaller companies possibly having less management experience, limited financial resources, minimal product diversification and few competitive strengths. Therefore, securities of small-cap companies may be and have historically been more volatile and less liquid than those of large- and mid-cap companies.

Strategy Risk (All Funds): Each Fund utilizes its own distinct investment strategy. Investment strategies tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. As such, there may be periods when the type of stocks that a particular Fund invests in are out of favor, and the Fund’s performance may suffer.

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Ultra-Small Company Risk (Ultra-Small Company Fund, Ultra-Small Company Market Fund): Ultra-small company securities typically exhibit much greater volatility than large-company shares and greater volatility than small-company and even micro-cap company shares. Ultra-small companies may:

•	have limited resources for expanding or surviving in a newly competitive environment,
•	lack depth of management,
•	have a limited product line, and
•	be more sensitive to economic downturns than companies with large capitalizations.

U.S. Government Security Risk (Managed Volatility Fund): U.S. government obligations vary in the level of support they receive from the U.S. government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.

*            *             *            *            *            *

Temporary Investments:

Each Fund generally will be fully invested in accordance with its objective and strategies. However, each Fund may invest without limit in cash or money market cash equivalents pending investment of cash balances or in anticipation of possible redemptions. The use of temporary investments therefore is not a principal strategy as it prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

Commodity Exchange Act Exclusion:

Bridgeway Funds has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to each Fund and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Selective Disclosure of Portfolio Holdings:

A description of the Bridgeway Funds’ policies and procedures regarding the release of portfolio holdings information is available in the SAI.

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MANAGEMENT OF THE FUNDS

The Board of Directors of Bridgeway Funds oversees the Funds’ management, decides on matters of general policy and reviews the activities of the Funds’ Adviser. Bridgeway Capital Management, Inc., 20 Greenway Plaza, Suite 450, Houston, Texas 77046, acts as the investment adviser (the “Adviser”) to the Funds pursuant to a Management Agreement approved by the Board of Directors. A discussion regarding the basis for the Board of Directors approving the Management Agreement for each Fund is available in the Funds’ annual report to shareholders for the fiscal year ended June 30, 2013.

The Adviser is responsible for the investment and reinvestment of Bridgeway Funds’ assets and provides personnel and certain administrative services for operation of the Funds’ daily business affairs. It formulates and implements a continuous investment program for each Fund consistent with its investment objectives, policies and restrictions. For the fiscal year ended June 30, 2013, the Adviser received the following investment management fee rates, after taking into account any applicable management fee waivers and performance fee adjustments:

Management Fee for the fiscal year ended June 30, 20131

Portfolio	Total Management Fee	Performance-based Management Fee Range[2]
Aggressive Investors 1 Fund	0.41%	0.20 to 1.60%
Ultra-Small Company Fund	0.90%	N/A
Ultra-Small Company Market Fund	0.46%	N/A
Small-Cap Momentum Fund	0.00%	N/A
Small-Cap Growth Fund	0.30%	0.55 to 0.65%
Small-Cap Value Fund	0.51%	0.55 to 0.65%
Large-Cap Growth Fund	0.36%	0.45 to 0.55%
Blue Chip 35 Index Fund	0.00%	N/A
Managed Volatility Fund	0.19%	N/A

1 All fees in this table are expressed as a percentage of average daily net assets.

2 Performance-based fee adjustments are calculated based on the Fund’s average daily net assets over the most recent five-year period ending on the last day of the quarter. If stated in terms of current year net assets (as in the financial highlights table), the effective performance fee rate can be less than or higher than this fee range.

The Adviser, pursuant to its Management Agreement with each Fund, is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed the following fiscal year expense ratios for each Fund (the “Expense Cap”). Any material change to the Expense Cap would require a vote by shareholders of the applicable Fund.

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Who Manages the Bridgeway Funds?

Bridgeway Capital Management Inc. is the Adviser for all Bridgeway Funds. The Adviser is responsible for all investment decisions subject to the investment strategies, objectives and restrictions applicable to each Fund. All Bridgeway Funds are managed according to the Adviser’s statistically driven, evidence-based investment process. The Adviser’s process is based on a fundamental belief in discipline, avoiding behavioral biases, rigorous testing, risk management, and expert execution. Some Bridgeway Funds (referred to as “Select” Funds) are designed to pursue superior long-term risk-adjusted investment performance through diversification and multi-factor exposure. Other Bridgeway Funds (referred to as “Omni” Funds) are constructed to closely match the return of their target asset class (a specific portion of the market) through broad diversification.

Portfolio	Expense Cap
Aggressive Investors 1 Fund	1.75%
Ultra-Small Company Fund	1.85%
Ultra-Small Company Market Fund	0.75%
Small-Cap Momentum Fund[1]	0.90%[1]
Small-Cap Growth Fund	0.94%
Small-Cap Value Fund	0.94%
Large-Cap Growth Fund	0.84%
Blue Chip 35 Index Fund	0.15%
Managed Volatility Fund	0.94%

1 The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

Aggressive Investors 1 Fund, Small-Cap Growth Fund, Small-Cap Value Fund and Large-Cap Growth Fund have management fees that are comprised of a base fee, which is applied to average annual net assets, and a performance fee adjustment, which depends on performance relative to a market index over the last 5 years, and is applied to average daily net assets over this performance period.

As a result, management fees expressed as a percent of net assets in the Fund fee tables and the table above are a function of both current and historic average net assets. Therefore, any projections of management fees cannot be done with certainty since the impact of performance, redemptions and purchases on future assets is not known. The ranges above assume current assets equal average assets over the performance period. The Adviser seeks to protect shareholders from much higher than expected management fees that could result from this formula by contractually agreeing to expense limitations on these Funds.

Please see the SAI for more detail on the management fee calculations.

Who is the Investment Management Team?

Investment decisions for each Fund are based on statistically driven models run by the Investment Management Team. These models can apply to multiple Funds. Therefore, the Investment Management Team is organized across two

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dimensions—models and Funds. First, each team member is trained on a set of statistically driven models, and each model has a primary and secondary “practitioner.” Second, each team member is assigned one or more Funds for which he or she is responsible for such things as cash flow management, tax management, and risk management. Procedures are documented to the degree that, theoretically, any one of the team members could manage a given model or Fund. Roles and responsibilities rotate across models and Funds to build team depth and skills. Modeling research is designed, presented, and scrutinized at the team level.

Collectively, the following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:

John Montgomery is the Chief Investment Officer and Portfolio Manager for all of the Bridgeway Funds. John founded the Adviser in 1993. He holds a BS in Engineering and a BA in Philosophy from Swarthmore College and graduate degrees from MIT and Harvard Business School.

Elena Khoziaeva, CFA, is a Portfolio Manager and began working at the Adviser in 1998. Her responsibilities include portfolio management, investment research, and statistical modeling. Elena earned a Bachelor of Economic Sciences degree from Belarussian State Economic University in Minsk and graduated with highest honors from the University of Houston with an MBA in accounting.

Michael Whipple, CFA, FRM, is a Portfolio Manager and began working at the Adviser in 2002. His responsibilities include portfolio management, investment research, and statistical modeling. He holds a BS in Accountancy and Finance from Miami University in Ohio. Michael worked in public accounting with a focus on auditing from 1993 to 2000 before attending the University of Chicago Booth School of Business from 2000 to 2002, where he earned his MBA.

Ultra-Small Company Market Fund, Small-Cap Momentum Fund and Blue Chip 35 Index Fund

In addition to the team above, Christine L. Wang is also jointly and primarily responsible for the day-to-day management of the Ultra-Small Company Market Fund, Small-Cap Momentum Fund and Blue Chip 35 Index Fund.

Christine L. Wang, CFA, is a Portfolio Manager and began working for the Adviser in 2008. Her responsibilities include portfolio management, investment research, and statistical modeling. Christine holds an MS in Accounting from the University of Virginia and a BA in Sociology and Managerial Studies from Rice University. Christine is a Certified Public Accountant licensed in the State of Texas. Prior to joining the Adviser, Christine worked in public accounting with a focus on energy trading and risk management from 2004 to 2008.

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Managed Volatility Fund

In addition to Mr. Montgomery, Ms. Khoziaeva and Mr. Whipple, Richard P. Cancelmo, Jr. is also jointly and primarily responsible for the day-to-day management of the Managed Volatility Fund.

Richard P. Cancelmo, Jr. (“Dick”) is a Portfolio Manager and began working for the Adviser in 2000. Dick has managed the Managed Volatility Fund since its inception in 2001. Dick holds a BA in American History from Washington and Lee University. He was employed by Cancelmo Capital Management, Inc., the investment adviser to West University Fund, prior to joining the Adviser.

How Are Bridgeway’s Select Funds Managed?

The Adviser uses multiple multi-factor models to manage the Funds in Bridgeway’s Select category (Aggressive Investors 1, Ultra-Small Company, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, and Managed Volatility Funds). The Adviser looks at stocks from a variety of different perspectives using different models seeking to “dampen” some of the volatility inherent in each model and style. A confluence of favorable factors within a single model results in a stock being included as a model “buy.” These models were originally developed by the Adviser and are maintained by the Investment Management Team.

The Adviser is extremely disciplined in following the models. The Adviser resists overriding the models with qualitative or subjective data. The Adviser relies heavily on statistics and the discipline of the process.

The Adviser does not talk to company management or Wall Street analysts for investment ideas. Examples of model inputs include timely, publicly available financial and technical data from objective sources, thus avoiding the emotions or biases of third parties.

The Adviser avoids timing the market or incorporating macro-economic prognostication.

The Adviser seeks to avoid bad data. The Adviser seeks to “tip the scales” in the Funds’ favor by seeking to verify, where possible and within time constraints, the quality of data input to the models.

Additional Information About Portfolio Managers

The Bridgeway Funds’ SAI provides information about the actual compensation of Mr. Montgomery. The SAI also provides information about the compensation structure of the Portfolio Managers, ownership in each Bridgeway Fund and other accounts managed by the Portfolio Managers.

Who is Bridgeway Capital Management?

Bridgeway Capital Management, Inc., a Texas corporation, was incorporated in 1993. The Adviser offers expertly designed investment building blocks to select institutions and advisors. Statistically driven and grounded in academic theory, the Adviser’s disciplined investment process reflects our passion for logic, data and

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What’s the Big Deal About the Code of Ethics?

The Adviser takes ethical issues very seriously. The Adviser seeks to minimize conflicts of interest when possible and may, in some cases, completely avoid them. The Adviser is willing to walk away from certain revenue generating activities to reduce conflicts of interest between Bridgeway Funds and the Adviser. The Adviser takes steps to more closely align the interests of the Adviser with those of the Funds’ shareholders.

evidence. Putting investors’ interests first is a hallmark of the firm’s unique culture and core business values of integrity, performance, cost efficiency, and service. Committed to community impact, the Adviser donates at least 50% of its investment advisory fee profits to non-profit organizations.

Both Bridgeway Funds and the Adviser are committed to a mission statement that places integrity above every other business value. Due to actual or perceived conflicts of interest, neither Bridgeway Funds nor the Adviser:

•	takes part in directed brokerage arrangements,
•	participates in any soft dollar arrangements, or
•	has a brokerage relationship with any affiliated organization.

Code of Ethics

Pursuant to Rule 17j-1 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), Bridgeway Funds and the Adviser have adopted a Code of Ethics that applies to the personal trading activities of their staff members.

Fund managers are encouraged to invest in shares of the Bridgeway Funds and are not allowed to purchase shares of equity securities that the Funds might also potentially own. Other staff, Officers, and Directors of Bridgeway Funds and the Adviser are also encouraged to own shares of the Bridgeway Funds and may only trade shares of equity securities within stringent guidelines contained in the Code of Ethics.

Copies of the Code of Ethics may be obtained from our website under Literature. Any shareholder or potential shareholder who feels that a policy, action, or investment of the Funds or the Adviser either does compromise or may compromise the highest standards of integrity is encouraged to contact Bridgeway Funds.

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SHAREHOLDER INFORMATION

Net Asset Value (NAV)

The net asset value (“NAV”) per share of each Fund is the value of the Fund’s investments plus other assets, less its liabilities, divided by the number of Fund shares outstanding. In determining the NAV, each Fund’s assets are valued primarily on the basis of market quotations. In cases of trading halts or in other circumstances when quotations are not readily available for a particular security, the fair value of the security will be determined based on procedures established by the Board of Directors. Specifically, if a market value is not available for a security, the security will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Because the Funds charge no sales loads, the price you pay for shares is the Fund’s NAV. The Funds are open for business every day the New York Stock Exchange (“NYSE”) is open. The Funds do not calculate NAV on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, and any other day when the NYSE is closed. Every buy or sell order you place in the proper form will be processed at the next NAV calculated after your order has been received by each Fund or its agent. The NAV is calculated for each Fund at the end of regular trading on the NYSE on business days, usually 4:00 p.m. Eastern time. If the NYSE begins an after-hours trading session, the Board of Directors will set closing price procedures. Mutual fund marketplaces and members of the National Securities Clearing Corporation (“NSCC”) may have an earlier cut-off time for pricing a transaction. Foreign markets may be open on days when U.S. markets are closed; therefore, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. The NAV of each Fund, however, will only change when it is calculated at the NYSE daily close.

Rule 12b-1 and Shareholder Services Fees

On October 15, 1996, Bridgeway Funds’ shareholders approved a 12b-1 Plan that permitted the Adviser to pay up to 0.25% of each Fund’s average daily assets for sales and distribution of Bridgeway Funds shares. In this plan, the Adviser agreed to pay directly all distribution costs associated with Class N shares, which is currently the only class of shares outstanding. This plan has been re-approved each year by the Board of Directors, including a majority of those Directors who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act.

On October 1, 2003, Bridgeway Funds’ shareholders approved modification of the 12b-1 Plan to permit selected Bridgeway Funds to add additional classes of Fund shares with a maximum 0.25% 12b-1 fee. This fee is payable by shareholders who purchase Fund shares through distribution channels that charge distribution and account servicing fees versus “no or low cost” alternatives. Currently, there are no classes of Fund shares subject to this 12b-1 fee.

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Policy Regarding Excessive or Short-Term Trading of Fund Shares

The Board of Directors of the Funds has adopted and implemented policies and procedures to detect, discourage and prevent short-term or frequent trading (often described as “market timing”) in the Funds.

The Funds are not designed for professional market timing organizations, individuals, or entities using programmed or frequent exchanges or trades. Frequent exchanges or trades may be disruptive to the management of the Funds and can raise their expenses. The Funds reserve the right to reject or restrict any specific purchase and exchange request with respect to market timers and reserves the right to determine, in their sole discretion, that an individual, group or entity is or has acted as a market timer.

Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, a Fund may consider the following activities to be excessive trading:

•	The sale or exchange of shares within a short period of time after the shares were purchased;
•	A series of transactions indicative of an excessive trading pattern or strategy; or
•	The Fund reasonably believes that a shareholder or person has engaged in such practices in connection with other Bridgeway Funds.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Short-term and excessive trading of Fund shares may present various risks to the Funds, including:

•	potential dilution in the value of Fund shares,
•	interference with the efficient management of a Fund’s portfolio, and
•	increased brokerage and other transaction costs.

Certain Funds such as Ultra-Small Company, Ultra-Small Company Market, Aggressive Investors 1, Small-Cap Momentum, Small-Cap Growth and Small-Cap Value Funds, may invest in equities that have low liquidity and therefore may be more susceptible to these risks. In addition, Funds such as Blue Chip 35 and Ultra-Small Company Market Funds are designed to track certain indices or markets and also may be exposed to greater risk due to short-term and excessive trading.

The Funds currently use several methods to reduce the risk of market timing. These methods include: (i) monitoring trade activity; and (ii) assessing a redemption fee for short-term trading for certain Funds as described earlier in this prospectus. Redemption fees accrue to the Fund itself, not the Adviser. Redemption fees may not be charged to investors holding shares in certain omnibus or other institutional accounts or savings plans or on transactions redeemed in kind.

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When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the Funds by an investor is detected, the Adviser may prohibit that investor from future purchases in the Funds or limit or terminate the investor’s exchange privilege. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Adviser seeks to make such determinations in a manner consistent with the interests of the Funds’ long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Adviser may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries (see discussion below).

Market timing through financial intermediaries. Shareholders are subject to the Funds’ policy prohibiting frequent trading or market timing regardless of whether they invest directly with the Funds or indirectly through a financial intermediary such as a broker-dealer, a bank, an investment adviser or an administrator or trustee of a 401(k) retirement plan that maintains an omnibus account with the Funds for trading on behalf of its customers. To the extent required by applicable regulation, the Funds (or an agent of the Funds) enter into agreements with financial intermediaries under which the intermediaries agree to provide information about Fund share transactions effected through the financial intermediary. While the Funds (or an agent of the Funds) monitor accounts of financial intermediaries and will encourage financial intermediaries to apply the Funds’ policy prohibiting frequent trading or market timing to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity, enforce the Funds’ policy prohibiting frequent trading or enforce any applicable redemption fee with respect to customers of financial intermediaries. Certain financial intermediaries may be limited with respect to their monitoring systems and/or their ability to provide sufficient information from which to detect patterns of frequent trading potentially harmful to a Fund. For example, should it occur, the Funds may not be able to detect frequent trading or market timing that may be facilitated by financial intermediaries or it may be more difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. In certain circumstances, financial intermediaries such as 401(k) plan providers may not have the technical capability to apply the Funds’ policy prohibiting frequent trading to their customers. Reasonable efforts will be made to identify the financial intermediary customer engaging in frequent trading. Transactions placed through the same financial intermediary that violate the policy prohibiting frequent trading may be deemed part of a group for purposes of the Funds’ policy and may be rejected in whole or in part by the Funds. However, there can be no assurance that the Funds will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance. Finally, it is important to note that shareholders who invest through omnibus accounts also

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may be subject to the policies and procedures of their financial intermediaries with respect to short-term and excessive trading in the Funds.

Revenue Sharing

The Adviser, from its own resources, may make payments to financial service agents as compensation for access to platforms or programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection with such platforms and programs. These payments would be in addition to any other payments described in this prospectus. The amount of the payment may be different for different agents. These additional payments may include amounts that are sometimes referred to as “revenue sharing” payments. These payments may create an incentive for the recipient to recommend or sell shares of a Fund to you. The Board of Directors of the Bridgeway Funds will monitor these revenue sharing arrangements as well as the payment of management fees paid by the Funds to ensure that the levels of such management fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by the Adviser, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by the Adviser.

Please contact your financial intermediary for details about additional payments it may receive and any potential conflicts of interest. Notwithstanding the payments described above, the Adviser is prohibited from considering a broker-dealer’s sale of Fund shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law. Also notwithstanding these arrangements, the Adviser routinely declines to participate in the most expensive “no-transaction fee” arrangements and is therefore excluded from participation in some of the highest profile “pay to play” distribution arrangements.

Purchasing Shares

You may purchase shares using one of the options described below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all of the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information. The minimum initial investment in any Fund is $2,000, the subsequent investment minimum is $100 and the systematic purchase plan minimum is $50. However, some retirement plans may have lower minimum initial investments.

Directly From the Funds

Buying Shares. You can purchase shares directly from a Fund by either completing an application online at www.bridgeway.com or by completing and submitting an application, which can be obtained on our website, or by calling 800-661-3550. All investments must be made by check, ACH or wire. All checks must be made payable

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in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by cash or cash equivalents (for example, money order, traveler’s check, starter check or credit card check).

Checks. Checks must be made payable to “Bridgeway Funds.”

Automated Clearing House (ACH). You may purchase additional shares through an electronic transfer of money from a checking or savings account. The ACH service will automatically debit your pre-designated bank account for the desired amount. There is a limit of $50,000 per Fund on ACH purchases.

Wires. Call to notify us of your incoming wire and request wiring instructions. Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to the Funds. Your financial institution may charge a fee for this service.

From Fund Marketplaces

Shareholders may purchase and redeem Bridgeway Funds through selected mutual fund marketplaces. Check with your marketplace for availability. Many Fund investors prefer investing with marketplaces for the range of investment alternatives and statement consolidation. Account minimums and other terms and conditions may apply. Check with each marketplace for a more complete list of fees that you may incur.

From Financial Service Organizations. You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements are in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this prospectus (for example, some or all of the services and privileges described may not be available to you).

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Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts. Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	Instructions must be signed by all persons exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and possibly obtain tax benefits. You should consult your tax professional to determine tax benefits available to you.	Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	Submit a secretary’s (or similar) certificate covering incumbency and authority.
Trusts	The trust must be established before an account can be opened. Provide the first and signature pages from the trust document identifying the trustees.

Investment Procedures

How to Open an Account	How to Add to Your Account
By check • Obtain an application by mail, fax or from our website. • Complete the application and any other required documentation. • Mail your application and any other documents and your check.	By check • Complete an investment slip from a confirmation statement or write us a letter. • Write your account number and Fund on your check. • Mail the slip or letter and your check.

By wire

•    Obtain an application by mail, fax or from our website.

•    Complete the application and any other required documentation.

•    Call us to fax the completed application and documentation. We will open the account and assign an account number.

•    Instruct your bank to wire your money to us. Your bank may charge you a wire fee.

•    Mail us your original application and any other documentation.

By wire

•    Call to notify us of your incoming wire and request wiring instructions.

•    Note your fund and account number in the memo portion of your wire request.

•    Instruct your bank to wire your money to us. Your bank may charge you a wire fee.

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Investment Procedures (continued)

Online

•    Logon to our website www.bridgeway.com.

•    Click the link “Invest” then “Open an Account Online.”

•    Complete the online steps.

•   We will electronically debit your purchase from your selected financial institution account.

Online

•    Logon to our website www.bridgeway.com.

•    Click the link “Shareholder Login.”

•    Login to your account.

•   Follow the online steps.

•   We will electronically debit your purchase from your selected financial institution.

By automatic monthly ACH payment

•   Set-up can be done during the new account application process.

•   Online after logging on to your account under the link “Account Options.”

•   Write us to request an ACH providing us with your fund account number, dollar amount of the ACH, day of month you want the transaction to be processed on along with the bank name, address, ABA and account number, and type of banking account the funds will be drawn from.

Canceled or Failed Payments. The Funds accept checks and ACH transfers at full value subject to collections. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Funds or the transfer agent, and the Funds may redeem shares you own in the account as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange or redemption request due to nonpayment.

Rejection of Purchase Orders. The Funds reserve the right to refuse purchase orders for any reason. For example, the Funds may reject purchase orders for very small accounts (e.g., accounts comprised of only one share of a Fund) as well as for reasons that the Adviser feels will adversely affect its ability to manage the Funds effectively.

REDEEMING SHARES

Selling Shares. The Funds process redemption orders promptly, and you will generally receive redemption proceeds within a week. Delays of up to 7 days may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Funds have not collected payment for the shares you are selling, however, they may delay sending redemption proceeds for up to 15 calendar days.

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How to Sell Shares from Your Account

By Mail:

Prepare a written request including:

•	Your name(s) and signature(s),
•	Your account number,
•	The Fund name,
•	The dollar amount or number of shares you want to sell,
•	How to send your proceeds (by check*, wire** or ACH**),
•	A Medallion signature guarantee (See “Medallion Signature Guarantee Requirements”),
•	Other documentation (See “Medallion Signature Guarantee Requirements”).
•	Mail your request and documentation.

By Telephone:

•	Call us with your request (unless you declined telephone privileges on your account application)

Provide the requested information including:

•	Exact name(s) in which the account is registered,
•	Your account number,
•	Additional form of identification.
•	You may be responsible for any unauthorized telephone order, as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Online:

•	Logon to our website www.bridgeway.com.
•	Click the link “Shareholder Login.”
•	Login to your account.
•	Follow the online steps.

* Check. Redemption checks are mailed to the account address of record, via first class mail, unless you make other arrangements with the Funds’ transfer agent.

** Wire or ACH Redemptions. You may have your redemption proceeds sent by wire or ACH to you if you provided bank account information on your account application. Additional fees may apply for a wire transfer.

Medallion Signature Guarantee Requirements. To protect you and the Funds against fraud, certain redemption options will require a Medallion signature guarantee. A Medallion signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Funds and the transfer agent will need written instructions signed by all registered owners, with a Medallion signature guarantee for each owner, for any of the following:

•	Redemptions greater than $100,000 or more.
•	Changes to a shareholder’s record name.

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•	Check redemption from an account for which the address or account registration has changed within the last 30 days.
•	Sending redemption and distribution proceeds to any person, address or financial institution account not on record.
•	Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account.
•	Adding or changing ACH or wire instructions, or telephone redemption or exchange options.
•	The Funds and the transfer agent reserve the right to require a Medallion signature guarantee(s) on all redemptions.

Redemption of Very Small Accounts. In order to reduce Fund expenses, the Board of Directors is authorized to cause the redemption of all of the shares of any shareholder whose account has declined to a value of less than $1,000 as a result of a transfer or redemption. For accounts with Bridgeway Funds that are valued at less than $1,000, the Fund or its representative may give shareholders 60 days prior written notice in which to purchase sufficient shares to avoid such redemption.

Redemption of Very Large Accounts. While a shareholder may redeem at any time without notice, it is important for Fund operations that you call Bridgeway Funds at least a week before you redeem an amount of $250,000 or more, especially for Bridgeway’s smaller-cap funds. We must consider the interests of all Fund shareholders and reserve the right to delay delivery of your redemption proceeds—up to seven days—if the amount will disrupt a Fund’s operation or performance. If your redemptions total more than $250,000 or 1% of the net assets of the Fund within any 90-day period, the Funds reserve the right to pay part or all of the redemption proceeds above $250,000 in kind (i.e., in securities, rather than in cash). Redemptions in kind may, at the Adviser’s option and where requested by a shareholder, be made for redemptions less than $250,000. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.

EXCHANGING SHARES

Exchange Privileges

You may sell your Fund shares and buy shares of another Bridgeway Fund (also known as an exchange) by making a request in writing or by telephone (unless you declined telephone privileges on your account application). For a list of Funds available for exchange, please consult this prospectus or our website, www.bridgeway.com or call Bridgeway Funds at 800-661-3550. Exchange purchases are subject to the same minimum and subsequent investment levels as new accounts and to fund closing commitments. Because exchanges are treated as a sale and purchase, they may have tax consequences.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

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How to Exchange Shares from Your Account

By Mail:

Prepare a written request including:

•	Your name(s) and signature(s),
•	Your account number,
•	The Fund names you are exchanging,
•	The dollar amount or number of shares you want to sell (and exchange).
•	Mail your request and documentation.

By Telephone:

•	Call us with your request (unless you declined telephone authorization privileges on your account application)

Provide the required information including:

•	Your account number,
•	Exact name(s) in which the account is registered,
•	Additional form of identification.

Online:

•	Logon to our website www.bridgeway.com.
•	Click the link “Shareholder Login.”
•	Login to your account.
•	Follow the online steps.

MISCELLANEOUS INFORMATION

Retirement Accounts. The Funds offer IRA accounts including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

Tax-Sheltered Retirement Plans. Shares of the Funds may be purchased for various types of retirement plans, including IRAs. For more complete information, contact Bridgeway Funds or the marketplaces previously described.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding distribution checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance, but will be held for a period of time until the transfer agent locates you or escheats the funds to the state of your last known address.

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SHAREHOLDER INFORMATION

Escheatment. After your account is opened, if no activity occurs in the account within the time period specified by applicable state law, your property may be transferred to the appropriate state.

Householding. To reduce expenses, we may mail only one copy of a Fund’s prospectus, each annual and semi-annual report, and other shareholder communications to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call us at 800-661-3550 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

Dividends, Distributions and Taxes

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. All dividends and distributions in full and fractional shares of the Funds will generally be reinvested in additional shares on the day that the dividend or distribution is paid at the next determined NAV. A direct shareholder may submit a written request to pay the dividend and/or the capital gains distribution to the shareholder in cash. Shareholders at fund marketplaces should contact the marketplace about their rules.

Annual Statements. Each year, the Funds will send you annual statements (Forms 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statements, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.” At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. For example, if you buy 500 shares in a Fund on December 15th at the Fund’s current NAV of $10 per share, and the Fund makes a capital gain distribution on December 16th of $1 per share, your shares will

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SHAREHOLDER INFORMATION

then have an NAV of $9 per share (disregarding any change in the Fund’s market value), and you will have to pay a tax on what is essentially a return of your investment of $1 per share. This tax treatment is required even if you reinvest the $1 per share capital gain distribution in additional Fund shares. This is known as “buying a dividend.”

Tax Considerations. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

Sale or Redemption of Fund Shares. When you sell or redeem your Fund shares, you will generally realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Bridgeway Fund is the same as a sale. Beginning with the 2012 calendar year, each Fund is required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis is calculated using the Funds’ default method of average cost, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts are not affected. Additional information regarding cost basis reporting and available shareholder elections is available on Bridgeway’s website at www.bridgeway.com.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

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SHAREHOLDER INFORMATION

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale or redemption of your shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale (redemption) or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax, and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the Internal Revenue Service to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

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Tax Efficiency

The following discussion is not applicable to shareholders in tax-deferred accounts, such as IRAs.

An important aspect of fund ownership in a taxable account is the tax efficiency of the Fund. A fund may have great performance, but if a large percentage of that return is paid in taxes, the purpose of active management may be defeated. Tax efficiency is the ratio of after-tax total returns to before-tax total returns. The first column of the following table illustrates the tax efficiency of each Fund through December 31, 2012. It assumes that a shareholder was invested in the Fund for the full period since inception, had paid taxes at the applicable maximum federal marginal rates and continues to hold the shares.These calculations exclude any state and local taxes. 100% tax efficiency means that the shareholder had no taxable distributions and paid no taxes. This measure of tax efficiency ignores potential future taxes represented by unrealized gains, stocks which have appreciated in value but have not been sold. It also ignores the taxes you would pay if you sold your shares. The second column is the same tax efficiency number, but considers taxes paid if a shareholder sold his or her shares at the end of the calendar year, December 31, 2012.

Bridgeway Funds Tax Efficiency

Fund	% Tax Efficiency for Shares Held	% Tax Efficiency for Shares Sold
Aggressive Investors 1 Fund (BRAGX)	90.6%	88.4%
Ultra-Small Company Fund (BRUSX)	87.9%	86.7%
Ultra-Small Company Market Fund (BRSIX)	94.1%	89.8%
Small-Cap Momentum Fund (BRSMX)	77.5%	74.8%
Small-Cap Growth Fund (BRSGX)	99.4%	85.9%
Small-Cap Value Fund (BRSVX)	98.3%	87.3%
Large-Cap Growth Fund (BRLGX)	98.0%	86.6%
Blue Chip 35 Index Fund (BRLIX)	91.8%	84.3%
Managed Volatility Fund (BRBPX)	86.2%	80.0%

The typically higher turnover of Ultra-Small Company Fund, Aggressive Investors 1 Fund, Small-Cap Momentum Fund and Managed Volatility Fund may make these Funds less tax-efficient than Blue Chip 35 Index Fund and Ultra-Small Company Market Fund. The Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds have been on the relatively tax efficient end of the spectrum.

The Blue Chip 35 Index Fund has not distributed capital gains since the Fund’s inception. However, Blue Chip 35 Index Fund does distribute taxable dividend income.

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SHAREHOLDER INFORMATION

Closed Fund Status Definitions

The Adviser may recommend that certain Funds be closed to new investments from time to time to better control asset flows and levels. Information on the investments permitted in Funds indicated as “Closed to New Investors” or “Open to Existing Investors—Direct Only” can be found below. With regard to closed Funds, the Fund reserves the right to make future additional exceptions that, in the judgment of the Adviser, do not adversely affect its ability to manage the Funds effectively. For example, the Fund may elect to accept defined contribution plans that provide regular cash flows which are beneficial to the Fund. Material exceptions, if any, are reported annually to the Funds’ Board of Directors. The Fund also reserves the right to reject any purchase or to refuse to make an exception, including those detailed below, that the Adviser feels will adversely affect its ability to manage the Funds effectively. The Adviser has established procedures to review exceptions and to maintain this policy. The Funds’ Chief Compliance Officer must approve any investments in closed Funds not described below. Furthermore, the Board will also review the application of “closed status” with respect to the Adviser’s separately managed accounts in the same style as a Fund. A specific style would typically be closed to new separate accounts managed by the Adviser at the same time as the Fund closes to new accounts managed in that style. However, additional “capacity” of a style could be opened to new separate accounts and not new Fund accounts if certain conditions are generally met.

Eligible Investments into Funds Closed to New Investors (Open to Current Accounts)

•	Shareholders may continue to add to their existing accounts through the purchase of additional shares and through the reinvestment of dividends and/or capital gain distributions on any shares owned.
•	Shareholders may add to their accounts through the Automatic Investment Plan (“AIP”) and may increase the AIP amount.
•

Participants in an existing employee benefit or retirement plan (including 401(k) and other types of defined contribution plans) may open new accounts in that plan if the Fund is an investment option. IRA transfers and rollovers from these plans may be used to open new accounts. Certain third parties who offer Bridgeway Funds may not be able to support this exception.

•	Shareholders may open new accounts that have the same social security number or registered shareholder as their existing accounts. Proof of current ownership may be required.
•	Custodians named for minors (children under 18) on existing accounts of Funds that are closed to new investors may open new accounts in those Funds.
•

Financial advisers with existing client accounts in a closed Fund, who provide recordkeeping and/or asset allocation services for their clients, may be allowed to purchase shares for new and existing clients in the same closed Fund. However, advisers who advertise or communicate broadly the availability of Bridgeway closed Funds may not be permitted to purchase additional shares.

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•	Directors of the Funds, staff (including, under certain conditions, former staff of the Adviser) and directors of the Adviser, the Adviser, and Bridgeway Foundation may continue to open new accounts.

Eligible Investments into Funds Closed to New Investors and Current Shareholders

•	Shareholders may continue to add to their existing accounts through the reinvestment of dividends and capital gain distributions on any shares owned.
•

Directors of the Funds, staff (including, under certain conditions, former staff of the Adviser) and directors of the Adviser, the Adviser, and Bridgeway Foundation may continue to open new accounts and make additional purchases of unsubscribed or redeemed shares.

Note: The Ultra-Small Company Fund is only available to current investors and additional shares can only be purchased directly from Bridgeway Funds.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years or if a Fund has not been in operation for the past five years, for the life of that Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP whose report, along with the Funds’ financial statements, is included in the annual report, which is available from Bridgeway Funds upon request.

Aggressive Investors 1 Fund

	For the Year Ended June 30,
	2013	2012	2011		2010		2009
Per Share Data
Net asset value, beginning of year	$33.13	$38.19	$27.67		$25.93		$53.96

Income from investment operations:
Net investment income^	0.65	0.62	0.51		0.58		0.30
Net realized and unrealized gain (loss)	9.84	(4.37)	10.72		1.40		(28.00)

Total from investment operations	10.49	(3.75)	11.23		1.98		(27.70)

Less distributions to shareholders from:
Net realized gain	—	—	—		—		(0.33)
Net investment income	(0.41)	(1.31)	(0.71)		(0.24)		—

Total distributions	(0.41)	(1.31)	(0.71)		(0.24)		(0.33)

Net asset value, end of year	$43.21	$33.13	$38.19		$27.67		$25.93

Total Return	31.92%	(9.57% )	40.81%		7.56%		(51.31% )
Ratios & Supplemental Data
Net assets, end of year (000’s)	$221,337	$206,010	$106,757		$93,008		$115,835
Ratios to average net assets:
Expenses before waivers and reimbursements	0.74% *	(0.04% )*	(0.41%	)*	(0.51%	)*	0.34% *
Expenses after waivers and reimbursements	0.74%	(0.04% )	(0.41%	)	(0.51%	)	0.34%
Net investment income after waivers and reimbursements	1.69%	1.86%	1.49%		1.94%		0.97%
Portfolio turnover rate	149%	125%	107%		118%		134%

^ Per share amounts calculated based on the average daily shares outstanding during the period.

* For the years ended June 30, 2009, June 30, 2010, June 30, 2011, June 30, 2012 and June 30, 2013, the expense ratio was significantly lower than past years due to a negative performance adjustment to the investment advisory fee. See page 64 for more details on the performance-based management fee structure. The rate shown may not be indicative of the rate going forward.

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Ultra-Small Company Fund

	For the Year Ended June 30,
	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of year	$27.57	$29.65	$22.94	$19.76	$24.59

Income from investment operations:
Net investment income^	0.43	0.13	0.07	0.19	0.23
Net realized and unrealized gain (loss)	11.38	(1.79)	6.83	3.22	(5.03)

Total from investment operations	11.81	(1.66)	6.90	3.41	(4.80)

Less distributions to shareholders from:
Net realized gain	—	—	—	—	—
Net investment income	(0.02)	(0.42)	(0.19)	(0.23)	(0.03)

Total distributions	(0.02)	(0.42)	(0.19)	(0.23)	(0.03)

Net asset value, end of year	$39.36	$27.57	$29.65	$22.94	$19.76

Total Return	42.85%	(5.41% )	30.12%	17.26%	(19.48% )
Ratios & Supplemental Data
Net assets, end of year (000’s)	$132,064	$102,110	$94,434	$81,582	$73,708
Ratios to average net assets:
Expenses before waivers and reimbursements	1.17%	1.22%	1.18%	1.17%	1.16%
Expenses after waivers and reimbursements	1.17%	1.22%	1.18%	1.17%	1.16%
Net investment income after waivers and reimbursements	1.33%	0.49%	0.27%	0.83%	1.23%
Portfolio turnover rate	89%	93%	110%	133%	90%

^ Per share amounts calculated based on the average daily shares outstanding during the period.

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Ultra-Small Company Market Fund

	For the Year Ended June 30,
	2013	2012	2011		2010		2009
Per Share Data
Net asset value, beginning of year	$14.67	$15.34	$11.72		$10.50		$15.33

Income from investment operations:
Net investment income^	0.22	0.12	0.12		0.14		0.14
Net realized and unrealized gain (loss)	3.49	(0.09)	3.65		1.25		(3.88)

Total from investment operations	3.71	0.03	3.77		1.39		(3.74)

Less distributions to shareholders from:
Net realized gain	(2.54)	(0.56)	—		—		(0.89)
Net investment income	(0.40)	(0.14)	(0.15)		(0.17)		(0.21)

Total distributions	(2.94)	(0.70)	(0.15)		(0.17)		(1.10)

Paid-in-capital from redemption fees^	— *	— *	—	*	—	*	0.01

Net asset value, end of year	$15.44	$14.67	$15.34		$11.72		$10.50

Total Return	29.95% ‡	1.05% ‡	32.22%	‡	13.30%	‡	(23.47% )‡
Ratios & Supplemental Data
Net assets, end of year (000’s)	$341,647	$302,432	$393,883		$343,668		$342,923
Ratios to average net assets:
Expenses before waivers and reimbursements	0.79%	0.83%	0.79%		0.77%		0.79%
Expenses after waivers and reimbursements	0.75%	0.75%	0.75%		0.75%		0.75%
Net investment income after waivers and reimbursements	1.52%	0.86%	0.82%		1.18%		1.27%
Portfolio turnover rate	41%	31%	42%		48%		42%

^ Per share amounts calculated based on the average daily shares outstanding during the period.

‡ Total return would have been lower had various fees not been waived during the period.

* Amount represents less than $0.005.

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FINANCIAL HIGHLIGHTS

Small-Cap Momentum Fund

	For the Year Ended June 30,				For the Period Ended June 30, 2010*
	2013	2012	2011
Per Share Data
Net asset value, beginning of period	$11.25	$12.74	$9.33		$10.00

Income from investment operations:
Net investment income (loss)^	0.10	0.04	0.09		—	**
Net realized and unrealized gain (loss)	2.20	(0.35)	3.40		(0.67)

Total from investment operations	2.30	(0.31)	3.49		(0.67)

Less distributions to shareholders from:
Net realized gain	(1.17)	(1.18)	—		—
Net investment income	(0.19)	(0.01)	(0.08)		—

Total distributions	(1.36)	(1.19)	(0.08)		—

Paid in capital from redemption fees^	— **	0.01	—	**	—

Net asset value, end of period	$12.19	$11.25	$12.74		$9.33

Total Return	22.31% ‡	(1.40% )‡	37.49%	‡	(6.70%	)‡
Ratios & Supplemental Data
Net assets, end of period (000’s)	$4,437	$2,070	$3,002		$1,888
Ratios to average net assets:
Expenses before waivers and reimbursements***	5.42%	5.73%	5.43%		11.24%
Expenses after waivers and reimbursements***	0.90%	0.90%	0.90%		0.90%
Net investment income after waivers and reimbursements***	0.89%	0.38%	0.79%		0.50%
Portfolio turnover rate	264%	230%	272%		3%

^ Per share amounts calculated based on the average daily shares outstanding during the period.

* Commenced operations on May 28, 2010.

** Amount represents less than $0.005.

‡ Total return would have been lower had various fees not been waived during the period.

*** Annualized for periods less than one year.

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Small-Cap Growth Fund

	For the Year Ended June 30,
	2013		2012		2011	2010	2009
Per Share Data
Net asset value, beginning of year	$11.63		$12.42		$9.14	$8.46	$13.95

Income from investment operations:
Net investment income (loss)^	0.08		(0.02)		(0.01)	0.02	0.03
Net realized and unrealized gain (loss)	3.40		(0.77)		3.31	0.70	(5.52)

Total from investment operations	3.48		(0.79)		3.30	0.72	(5.49)

Less distributions to shareholders from:
Net investment income	—		—	*	(0.02)	(0.04)	—

Total distributions	—		—	*	(0.02)	(0.04)	—

Net asset value, end of year	$15.11		$11.63		$12.42	$9.14	$8.46

Total Return	29.92%	‡	(6.35%	)‡	36.17% ‡	8.44%	(39.35% )
Ratios & Supplemental Data
Net assets, end of year (000’s)	$30,605		$31,778		$46,717	$57,011	$71,697
Ratios to average net assets:
Expenses before waivers and reimbursements	1.13%		1.08%		0.98%	0.93%	0.94%
Expenses after waivers and reimbursements	0.94%		0.94%		0.94%	0.93%	0.94%
Net investment income (loss) after waivers and reimbursements	0.60%		(0.14%	)	(0.12% )	0.21%	0.29%
Portfolio turnover rate	78%		63%		87%	87%	75%

^ Per share amounts calculated based on the average daily shares outstanding during the period.

‡ Total return would have been lower had various fees not been waived during the period.

* Amount represents less than $0.005.

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Small-Cap Value Fund

	For the Year Ended June 30,
	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of year	$14.82	$15.12	$11.45	$9.73	$15.86

Income from investment operations:
Net investment income^	0.29	0.15	0.14	0.07	0.08
Net realized and unrealized gain (loss)	4.46	(0.26)	3.60	1.72	(6.14)

Total from investment operations	4.75	(0.11)	3.74	1.79	(6.06)

Less distributions to shareholders from:
Net investment income	(0.36)	(0.19)	(0.07)	(0.07)	(0.07)

Total distributions	(0.36)	(0.19)	(0.07)	(0.07)	(0.07)

Net asset value, end of year	$19.21	$14.82	$15.12	$11.45	$9.73

Total Return	32.49%	(0.59% )‡	32.73%	18.35%	(38.15% )
Ratios & Supplemental Data
Net assets, end of year (000’s)	$79,248	$67,610	$93,714	$108,701	$132,229
Ratios to average net assets:
Expenses before waivers and reimbursements	0.91%	0.99%	0.87%	0.91%	0.92%
Expenses after waivers and reimbursements	0.91%	0.94%	0.87%	0.91%	0.92%
Net investment income after waivers and reimbursements	1.71%	1.10%	1.03%	0.64%	0.75%
Portfolio turnover rate	64%	49%	84%	81%	83%

^ Per share amounts calculated based on the average daily shares outstanding during the period.

‡ Total return would have been lower had various fees not been waived during the period.

* Amount represents less than $0.005.

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Large-Cap Growth Fund

	For the Year Ended June 30,
	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of year	$13.33	$13.38	$10.17	$9.06	$13.73

Income from investment operations:
Net investment income^	0.16	0.09	0.06	0.06	0.06
Net realized and unrealized gain (loss)	2.88	(0.05)	3.22	1.11	(4.66)

Total from investment operations	3.04	0.04	3.28	1.17	(4.60)

Less distributions to shareholders from:
Net investment income	(0.19)	(0.09)	(0.07)	(0.06)	(0.07)

Total distributions:	(0.19)	(0.09)	(0.07)	(0.06)	(0.07)

Net asset value, end of year	$16.18	$13.33	$13.38	$10.17	$9.06

Total Return	23.06% ‡	0.37% ‡	32.31% ‡	12.89% ‡	(33.43% )
Ratios & Supplemental Data
Net assets, end of year (000’s)	$47,967	$48,444	$58,478	$58,409	$70,534
Ratios to average net assets:
Expenses before waivers and reimbursements	0.90%	0.92%	0.86%	0.86%	0.82%
Expenses after waivers and reimbursements	0.84%	0.84%	0.84%	0.84%	0.82%
Net investment income after waivers and reimbursements	1.10%	0.74%	0.47%	0.55%	0.63%
Portfolio turnover rate	49%	55%	65%	40%	49%

^ Per share amounts calculated based on the average daily shares outstanding during the period.

‡ Total return would have been lower had various fees not been waived during the period.

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FINANCIAL HIGHLIGHTS

Blue-Chip 35 Index Fund

	For the Year Ended June 30,
	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of year	$8.16	$7.60	$6.18	$5.66	$7.21

Income from investment operations:
Net investment income^	0.21	0.17	0.15	0.13	0.15
Net realized and unrealized gain (loss)	1.46	0.55	1.39	0.52	(1.51)

Total from investment operations	1.67	0.72	1.54	0.65	(1.36)

Less distributions to shareholders from:
Net investment income	(0.24)	(0.16)	(0.12)	(0.13)	(0.19)

Total distributions	(0.24)	(0.16)	(0.12)	(0.13)	(0.19)

Net asset value, end of year	$9.59	$8.16	$7.60	$6.18	$5.66

Total Return	20.89% ‡	9.72% ‡	25.10% ‡	11.25% ‡*	(18.77% )‡
Ratios & Supplemental Data
Net assets, end of year (000’s)	$463,146	$264,161	$331,565	$222,586	$188,012
Ratios to average net assets:
Expenses before waivers and reimbursements	0.27%	0.29%	0.27%	0.27%	0.25%
Expenses after waivers and reimbursements	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income after waivers and reimbursements	2.36%	2.28%	2.09%	1.99%	2.58%
Portfolio turnover rate	28%	33%	19%	28%	86%

^ Per share amounts calculated based on the average daily shares outstanding during the period.

‡ Total return would have been lower had various fees not been waived during the period.

* Total return includes the effect of a reimbursement by the Adviser and the accounting agent due to a trading error.

92	Prospectus | October 31, 2013

FINANCIAL HIGHLIGHTS

Managed Volatility Fund

	For the Year Ended June 30,
	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of year	$11.94	$11.58	$10.23	$10.19	$12.58

Income from investment operations:
Net investment income^	0.05	0.04	0.07	0.10	0.18
Net realized and unrealized gain (loss)	0.81	0.39	1.37	0.08	(1.69)

Total from investment operations	0.86	0.43	1.44	0.18	(1.51)

Less distributions to shareholders from:
Net realized gain	—	—	—	—	(0.52)
Net investment income	(0.05)	(0.07)	(0.09)	(0.14)	(0.36)

Total distributions	(0.05)	(0.07)	(0.09)	(0.14)	(0.88)

Net asset value, end of year	$12.75	$11.94	$11.58	$10.23	$10.19

Total Return	7.23% ‡	3.74% ‡	14.15% ‡	1.67% ‡	(11.66% )‡
Ratios & Supplemental Data
Net assets, end of year (‘000’s)	$26,703	$23,705	$29,246	$33,684	$47,299
Ratios to average net assets:
Expenses before waivers and reimbursements	1.35%	1.43%	1.22%	1.05%	1.01%
Expenses after waivers and reimbursements	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income after waivers and reimbursements	0.37%	0.39%	0.63%	0.91%	1.72%
Portfolio turnover rate	45%	41%	34%	33%	51%

^ Per share amounts calculated based on the average daily shares outstanding during the period.

‡ Total return would have been lower had various fees not been waived during the period.

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PRIVACY POLICY

As the investment adviser and administrator for Bridgeway Funds, Inc. (the “Funds”), Bridgeway Capital Management, Inc. (the “Adviser”) invests the assets of the Funds and manages their day-to-day business. On behalf of the Funds and the Adviser, (collectively, “Bridgeway”), we make the following assurance of your privacy.

Bridgeway’s Commitment to You. We work hard to respect the privacy of your personal and financial data.

Not Using Your Personal Data for our Financial Gain. Bridgeway has never sold shareholder information to any other party, nor have we disclosed such data to any other organization, except as permitted by law. We have no plans to do so in the future. We will notify you prior to making any change in this policy. As a Fund shareholder, you compensate the Adviser through a management and administrative fee; this is how we earn our money for managing yours.

How We Do Use Your Personal and Financial Data. We use your information primarily to complete your investment transactions. We may also use it to communicate with you about other financial products that we offer.

The Information We Collect About You. You typically provide personal information when you complete a Bridgeway account application or when you request a transaction that involves Bridgeway, either directly or through a fund supermarket. This information may include your:

•	Name, address and phone numbers
•	Social security or taxpayer identification number
•	Birth date and beneficiary information (for IRA applications)
•	Basic trust document information (for trusts only)
•	Account balance
•	Investment activity

How We Protect Your Personal Information. As emphasized above, we do not sell information about current or former shareholders or their accounts to third parties. We occasionally share such information to the extent permitted by law to complete transactions at your request, or to make you aware of related financial products that we offer. Here are the details:

•

To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals, or groups that are not affiliated with Bridgeway. For example, if you ask to transfer assets from another financial institution to Bridgeway, we will need to provide certain information about you to that company to complete the transaction.

•

In certain instances, we may contract with non-affiliated companies to perform services for us, such as processing orders for share purchases and redemptions and distribution of shareholder letters. Where necessary, we will disclose information about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned

94	Prospectus | October 31, 2013

PRIVACY POLICY

responsibilities (in the case of shareholder letters, only your name and address) and only for that purpose. We require these third parties to treat your private information with the same high degree of confidentiality that we do.

•

Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example, to protect your account from fraud).

How We Safeguard Your Personal Information. We restrict access to your information to those Bridgeway representatives who need to know the information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to protect your personal information.

Fund Marketplaces or Other Brokerage Firms. Most Bridgeway shareholders purchase their shares through fund marketplaces. Please contact those firms for their own policies with respect to privacy issues.

What You Can Do. For your protection, we recommend that you do not provide your account information, user name, or password to anyone except a Bridgeway representative as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

We’ll Keep You Informed. As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You can access our privacy policy from our website.

www.bridgeway.com	95

For More Information

Bridgeway Funds’ Statement of Additional Information, contains more detail about policies and practices of the Funds and the Adviser, Bridgeway Capital Management, Inc. It is “the fine print,” and is incorporated here by reference and is legally part of the prospectus.

Shareholder Reports, such as the Funds’ annual and semi-annual reports, provide a closer look at the market conditions and investment strategies that have significantly affected Fund performance during the most recent period. They provide details of our performance vs. performance benchmarks, our top ten holdings, a detailed list of holdings twice annually, and more about the Adviser’s investment strategy. While these letters are usually a bit long (and sometimes lively), the first few sentences tell you how the Fund performed in the most recent period and the Portfolio Managers’ assessment of it. You won’t get a lot of mumbo jumbo about the economy, claims of brilliance when it’s going well, or whitewashing performance when it’s not going well.

Other documents, such as the Funds’ Code of Ethics, are also available.

To contact Bridgeway Funds for a free electronic or printed copy of these documents or for your questions:

•	Consult our website: www.bridgeway.com
•	E-mail us at: funds@bridgeway.com
•	Write to us at: Bridgeway Funds, Inc.

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9860

Providence, RI 02940-8060

Call us at: 800-661-3550

Information provided by the Securities and Exchange Commission (SEC)

You can review and copy information about our Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Funds are also available on the SEC’s website at www.sec.gov. You can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520 or by sending an electronic request to the following email address: publicinfo@sec.gov.

BRIDGEWAY FUNDS, INC. c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9860 Providence, RI 02940-8060 800-661-3550	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103

DISTRIBUTOR Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, ME 04101	LEGAL COUNSEL Stradley Ronon Stevens & Young, LLP 1250 Connecticut Ave., N.W., Suite 500 Washington, DC 20036

Bridgeway Funds’ Investment Company Act file number is 811-08200.

BWY-PRO-13

A no-load mutual fund family of domestic funds

PROSPECTUS
October 31, 2013

OMNI SMALL-CAP VALUE	BOSVX

OMNI TAX-MANAGED SMALL-CAP VALUE	BOTSX

www.bridgewayomni.com

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

This prospectus presents concise information about the Omni Small-Cap Value Fund and the Omni Tax-Managed Small-Cap Value Fund, each a series of Bridgeway Funds, Inc., that you should know before investing. Please keep it for future reference. Text in shaded boxes is intended to help you understand or interpret other information presented nearby.

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FUND SUMMARY: OMNI SMALL-CAP VALUE FUND

Investment Objective:

The Omni Small-Cap Value Fund (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver and/or Expense Reimbursement[1]	(0.18%	)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.60%

1 Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.60%. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

2	Prospectus | October 31, 2013

FUND SUMMARY: OMNI SMALL-CAP VALUE FUND

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a broad and diverse group of small-cap stocks that the Adviser determines to be value stocks. Value stocks are those the Adviser determines are priced cheaply relative to some financial measures of worth, such as the ratio of price to book, price to earnings, price to sales, or price to cash flow. The Adviser uses a market capitalization approach to weight the securities in the Fund’s portfolio. This means that a security’s weight in the Fund’s portfolio at the time of purchase is roughly proportional to its market capitalization relative to the other securities in the portfolio. Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities (“common stocks”) of small-cap companies at the time of purchase. For purposes of the Fund’s investments, the Adviser considers small-cap stocks to be those of companies that have a market capitalization generally in the lowest 15% of total market capitalization or smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. As of September 30, 2013, the stocks in this group had a market capitalization of less than $5.01 billion. This dollar amount will change with market conditions. The Fund primarily invests in small-cap stocks that are listed on the New York Stock Exchange, the NYSE MKT and NASDAQ.

The Adviser will not necessarily sell a stock if it “migrates” to a different category after purchase. As a result, due to such “migration” or other market movements, the Fund may have less than 80% of its assets in small-cap stocks at any point in time.

Use of the term “omni” in the name refers to the fact that the Fund intends to invest in a broad and diverse group of small-cap value stocks that approximately reflect the risk and return of all small-cap value stocks as a whole.

Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions and portfolio positioning to reflect a profile of a universe of stocks, the Fund may have significant positions in particular sectors.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the United States; and (ii) that derive 50% or more of their total revenue from activities outside of the United States.

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FUND SUMMARY: OMNI SMALL-CAP VALUE FUND

Principal Risks:

The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued by various value measures may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Performance: The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund’s performance for the last calendar year. The table shows how the Fund’s average annual returns for the period compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgewayomni.com or by calling 800-661-3550.

4	Prospectus | October 31, 2013

FUND SUMMARY: OMNI SMALL-CAP VALUE FUND

Omni Small-Cap Value Fund

Annual % Return as of 12/31

Return from 1/1/13 through 9/30/13 was 28.80%.

	Quarter	Total Return
Best Quarter:	Q1 12	14.48%
Worst Quarter:	Q2 12	-6.32%

Average Annual Total Returns (For the period ended 12/31/12)

	1 Year	Since Inception 8/31/11
Return Before Taxes	17.74%	16.31%
Return After Taxes on Distributions[1]	17.33%	15.96%
Return After Taxes on Distributions and Sale of Fund Shares[1]	12.09%	13.90%
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	18.05%	16.05%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Management of the Fund

Investment Adviser:

Bridgeway Capital Management, Inc.

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FUND SUMMARY: OMNI SMALL-CAP VALUE FUND

Portfolio Managers:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since Fund inception
Christine L. Wang	Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since 2013
Michael Whipple	Portfolio Manager	Since 2013

Purchase and Sale of Fund Shares

There is no minimum dollar amount required to invest in the Fund. The Fund is generally available for investment only by institutional clients, clients of approved registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved by the Adviser. In general, eligible investors can buy or sell (redeem) shares of the Fund by mail, wire or telephone on any business day.

Tax Information

The Fund intends to make distributions that may be taxed to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be taxed at a later date.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for providing shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your broker/dealer or other intermediary or visit your financial intermediary’s website for more information.

6	Prospectus | October 31, 2013

FUND SUMMARY: OMNI TAX-MANAGED SMALL-CAP VALUE FUND

Investment Objective:

The Omni Tax-Managed Small-Cap Value Fund (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Acquired Fund Fees and Expenses[1]	0.01%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver and/or Expense Reimbursement[2]	(0.17%	)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[3]	0.61%

1 Acquired Fund Fees and Expenses are expenses incurred by the Fund through its ownership of shares in other investment companies, including business development companies.

2 Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.60%. Acquired Fund Fees and Expenses are not included in the 0.60% expense limitation. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

3 Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement) do not correlate to the expense ratio in the Financial Highlights, which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

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FUND SUMMARY: OMNI TAX-MANAGED SMALL-CAP VALUE FUND

Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$62	$195	$340	$762

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a broad and diverse group of small-cap stocks that the Adviser determines to be value stocks. Value stocks are those the Adviser determines are priced cheaply relative to some financial measures of worth, such as the ratio of price to book, price to earnings, price to sales, or price to cash flow. The Adviser uses a market capitalization approach to weight the securities in the Fund’s portfolio. This means that a security’s weight in the Fund’s portfolio at the time of purchase is roughly proportional to its market capitalization relative to the other securities in the portfolio. Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities (“common stocks”) of small-cap companies at the time of purchase. For purposes of the Fund’s investments, the Adviser considers small-cap stocks to be those of companies that have a market capitalization generally in the lowest 15% of total market capitalization or smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. As of September 30, 2013, the stocks in this group had a market capitalization of less than $5.01 billion. This dollar amount will change with market conditions. The Fund primarily invests in small-cap stocks that are listed on the New York Stock Exchange, the NYSE MKT and NASDAQ.

The Adviser’s tax management strategies seek to minimize the distribution of capital gains, within the constraints of the investment objective and small company focus, by offsetting capital gains with capital losses, minimizing short-term capital gains, and reducing the receipt of dividends when possible.

The Adviser will not necessarily sell a stock if it “migrates” to a different category after purchase. As a result, due to such “migration” or other market movements, the Fund may have less than 80% of its assets in small-cap stocks at any point in time.

8	Prospectus | October 31, 2013

FUND SUMMARY: OMNI TAX-MANAGED SMALL-CAP VALUE FUND

Use of the term “omni” in the name refers to the fact that the Fund intends to invest in a broad and diverse group of small-cap value stocks that approximately reflect the risk and return of all small-cap value stocks as a whole.

Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions and portfolio positioning to reflect a profile of a universe of stocks, the Fund may have significant positions in particular sectors.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the United States; and (ii) that derive 50% or more of their total revenue from activities outside of the United States.

Principal Risks:

The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued by various value measures may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Tax management strategies carry the risk of altering investment decisions and affecting portfolio holdings and may result in lower returns, as compared to funds that are not tax managed.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Performance: The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns

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FUND SUMMARY: OMNI TAX-MANAGED SMALL-CAP VALUE FUND

for the period compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgewayomni.com or by calling 800-661-3550.

Omni Tax-Managed Small-Cap Value Fund

Year by Year Returns as of 12/31 of Each Year

Return from 1/1/13 through 9/30/13 was 28.69%.

	Quarter	Total Return
Best Quarter:	Q4 11	15.78%
Worst Quarter:	Q3 11	-23.50%

Average Annual Total Returns (For the period ended 12/31/12)

	1 Year	Since Inception 12/31/10
Return Before Taxes	16.62%	5.03%
Return After Taxes on Distributions[1]	16.40%	4.89%
Return After Taxes on Distributions and Sale of Fund Shares[1]	11.09%	4.28%
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	18.05%	5.62%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Management of the Fund

Investment Adviser:

Bridgeway Capital Management, Inc.

10	Prospectus | October 31, 2013

FUND SUMMARY: OMNI TAX-MANAGED SMALL-CAP VALUE FUND

Portfolio Managers:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since Fund inception
Christine L. Wang	Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since 2013
Michael Whipple	Portfolio Manager	Since 2013

Purchase and Sale of Fund Shares

There is no minimum dollar amount required to invest in the Fund. The Fund is generally available for investment only by institutional clients, clients of approved registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved by the Adviser. In general, eligible investors can buy or sell (redeem) shares of the Fund by mail, wire or telephone on any business day.

Tax Information

The Fund intends to make distributions that may be taxed to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be taxed at a later date.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for providing shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your broker/dealer or other intermediary or visit your financial intermediary’s website for more information.

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ADDITIONAL FUND INFORMATION

Investment Objectives:

Each Fund seeks to provide long-term total return on capital, primarily through capital appreciation. Each Fund’s investment objective may be changed by the Board of Directors of Bridgeway Funds, Inc. (“Board of Directors”) without shareholder approval. Each Fund will notify shareholders at least 60 days prior to any change in its investment objective.

Principal Investment Strategies:

The Funds invest in a broad and diverse group of small-cap stocks that the Adviser determines to be value stocks. Value stocks are those the Adviser determines are priced cheaply relative to some financial measures of worth, such as the ratio of price to book, price to earnings, price to sales, or price to cash flow. The Adviser uses a market capitalization approach to weight the securities in each Fund’s portfolio. This means that a security’s weight in a Fund’s portfolio at the time of purchase is roughly proportional to its market capitalization relative to the other securities in the portfolio. For example, a small-cap stock with a higher relative market capitalization generally will have a greater representation in a Fund. However, the Adviser may modify weights based on a consideration of various factors it deems appropriate.

Under normal circumstances, each Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities (“common stocks”) of small-cap companies at the time of purchase. For purposes of the Funds’ investments, the Adviser considers small-cap stocks to be those of companies that have a market capitalization generally in the lowest 15% of total market capitalization or smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. As of September 30, 2013, the stocks in this group had a market capitalization less than $5.01 billion. This dollar amount will change with market conditions. The Funds primarily invest in small-cap stocks that are listed on the New York Stock Exchange, the NYSE MKT and NASDAQ.

The Adviser’s tax management strategies for the Omni Tax-Managed Small-Cap Value Fund seek to minimize the distribution of capital gains, within the constraints of the investment objective and small company focus, by offsetting capital gains with capital losses, minimizing short-term capital gains, and reducing the receipt of dividends when possible.

After a defined holding period, positions that no longer meet a Fund’s value definition are exited. The Adviser will not necessarily sell a stock if it “migrates” to a different category after purchase. As a result, due to such “migration” or other market movements, each Fund may have less than 80% of its assets in small-cap stocks at any point in time.

Each Fund takes advantage of the belief that equity investing should be for the long run and tries to capture systematic or asset class sources of returns rather than trying to generate extra returns through stock picking. This approach is sometimes

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ADDITIONAL FUND INFORMATION

referred to as “passive, asset-class investing”. Use of the term “omni” in the name refers to the fact that each Fund intends to invest in a broad and diverse group of small-cap value stocks that approximately reflect the risk and return of all small-cap value stocks as a whole.

Although the Funds seek investments across a number of sectors, from time to time, based on economic conditions and portfolio positioning to reflect a profile of a universe of stocks, the Funds may have significant positions in particular sectors.

Each Fund may invest up to 15% of its total assets in foreign securities. For purposes of a Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the United States; and (ii) that derive 50% or more of their total revenue from activities outside of the United States.

Each Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in the types of securities described above.

Who Should Invest: The Adviser believes that the Funds are more appropriate as long-term investments (at least five years, but ideally ten years or more) for investors who want exposure to the asset class of small, value-oriented stocks, while incurring low costs. They are not appropriate investments for short-term investors, those trying to time the market, or those who would panic during a major market correction.

Principal Risks:

There is no guarantee that each Fund will meet its investment objective. The following relates to the principal risks of investing in each Fund, as identified in the “Fund Summaries” section of this prospectus. Each Fund may invest in or use other types of investments or strategies not shown above that do not represent principal investment strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds’ Statement of Additional Information (“SAI”).

Market Risk: Each Fund could lose value if the individual securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales; and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small-or large-cap stocks, or stocks within a particular industry.

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ADDITIONAL FUND INFORMATION

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund’s portfolio holdings to a particular sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Small-Cap Company Risk: Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to smaller companies possibly having less management experience, limited financial resources, minimal product diversification and few competitive strengths. Therefore, securities of small-cap companies may be and have historically been more volatile and less liquid than those of large- and mid-cap companies.

Value Risk: Over time, a value investing style may go in and out of favor, causing the Funds to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks (e.g., growth stocks). In addition, the Funds’ value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued by various value measures may actually be appropriately priced. The Funds are subject to the risk that they will underperform other kinds of investments for a period of time, especially in a market downturn. Based on historical data, such periods of underperformance may last three to five years or more.

Tax Management Strategy Risk (Omni Tax-Managed Small-Cap Value Fund): The tax management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed mutual funds. The Adviser anticipates that performance of the tax managed strategy may deviate from that of a similar fund that is not tax managed. There is no guarantee that the tax management strategies will achieve better after-tax results compared to a fund that is not tax managed.

Foreign Securities Risk: Investments in foreign securities can be more volatile than investments in U.S. securities. Foreign securities have additional risk, including exchange rate changes, political and economic upheaval, the relative lack of information about the companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

*            *            *             *            *            *

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ADDITIONAL FUND INFORMATION

Temporary Investments:

Each Fund generally will be fully invested in accordance with its objective and strategies. However, each Fund may invest without limit in cash or money market cash equivalents pending investment of cash balances or in anticipation of possible redemptions. The use of temporary investments therefore is not a principal strategy as it prevents a Fund from fully pursuing its investment objective, and a Fund may miss potential market upswings.

Commodity Exchange Act Exclusion:

Bridgeway Funds has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to each Fund and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Selective Disclosure of Portfolio Holdings:

A description of the Bridgeway Funds’ policies and procedures regarding the release of portfolio holdings information is available in the SAI.

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MANAGEMENT OF THE FUNDS

The Board of Directors oversees the Funds’ management, decides on matters of general policy and reviews the activities of the Adviser. Bridgeway Capital Management, Inc., 20 Greenway Plaza, Suite 450, Houston, Texas 77046, acts as the investment adviser to the Funds pursuant to a Management Agreement approved by the Board of Directors. A discussion regarding the basis for the Board of Directors approving the Management Agreement for each Fund is available in the Funds’ annual report to shareholders for the fiscal year ended June 30, 2013.

The Adviser is responsible for the investment and reinvestment of the Funds’ assets and provides personnel and certain administrative services for the operation of the Funds’ daily business affairs. The Adviser formulates and implements a continuous investment program for each Fund consistent with its investment objectives, policies and restrictions. For the Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund for the fiscal year ended June 30, 2013, the Adviser received an investment management fee of 0.32% and 0.33% (as a percentage of the Fund’s average daily net assets), respectively, after taking into account any applicable management fee waivers.

The Adviser, pursuant to its Management Agreement with each Fund, is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed the following fiscal year expense ratios for each Fund (the “Expense Cap”). Any material change to the Expense Cap would require a vote by shareholders of the applicable Fund.

Portfolio	Expense Cap[1]
Omni Tax-Managed Small-Cap Value Fund	0.60%
Omni Small-Cap Value Fund	0.60%

1 Each Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses, and the reimbursements do not cause such Fund to exceed the expense limitation in the agreement.

Who is the Investment Management Team?

The Investment Management Team firmly believes that equity investing should be for the long run. For each Fund, the team focuses on trying to capture systematic sources of stock returns rather than trying to generate extra returns through stock picking or market timing, while efficiently managing trading costs and portfolio turnover. The team has significant experience in this style of investing, sometimes referred to as “passive, asset-class investing”.

Collectively, the following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio. Roles and responsibilities rotate to build team depth and skills.

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MANAGEMENT OF THE FUNDS

John Montgomery is the Chief Investment Officer and Portfolio Manager for the Funds and has held that position since each Fund’s inception. John founded the Adviser in 1993. He holds a BS in Engineering and a BA in Philosophy from Swarthmore College and graduate degrees from MIT and Harvard Business School.

Christine L. Wang, CFA, is a Portfolio Manager and began working for the Adviser in 2008. Her responsibilities include portfolio management, investment research, and statistical modeling. Christine holds an MS in Accounting from the University of Virginia and a BA in Sociology and Managerial Studies from Rice University. Christine is a Certified Public Accountant licensed in the state of Texas. Prior to joining the Adviser, Christine worked for a public accounting firm with a focus on energy trading and risk management from 2004 to 2008.

Elena Khoziaeva, CFA, is a Portfolio Manager and began working at the Adviser in 1998. Her responsibilities include portfolio management, investment research, and statistical modeling. Elena earned a Bachelor of Economic Sciences degree from Belarussian State Economic University in Minsk and graduated with highest honors from the University of Houston with an MBA in accounting.

Michael Whipple, CFA, FRM, is a Portfolio Manager and began working at the Adviser in 2002. His responsibilities include portfolio management, investment research, and statistical modeling. He holds a BS in Accountancy and Finance from Miami University in Ohio. Michael worked in public accounting with a focus in auditing from 1993 to 2000 before attending the University of Chicago Booth School of Business from 2000 to 2002, where he earned his MBA.

Additional Information About the Portfolio Managers

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by them, and their ownership of shares of each of the Bridgeway Funds, if any.

Who is Bridgeway Capital Management, Inc.?

Bridgeway Capital Management, Inc., a Texas corporation, was incorporated in 1993. The Adviser offers expertly designed investment building blocks to select institutions and advisors. Statistically driven and grounded in academic theory, the Adviser’s disciplined investment process reflects our passion for logic, data and evidence. Putting investors’ interests first is a hallmark of the firm’s unique culture and core business values of integrity, performance, cost efficiency and service. Committed to community impact, the Adviser donates at least 50% of its investment advisory fee profits to non-profit organizations.

Both the Funds and the Adviser are committed to a mission statement that places integrity above every other business value. Due to actual or perceived conflicts of interest, the Funds and the Adviser:

•	do not take part in directed brokerage arrangements,

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MANAGEMENT OF THE FUNDS

What’s the Big Deal About the Code of Ethics?

The Adviser takes ethical issues very seriously. The Adviser seeks to minimize conflicts of interest when possible and may, in some cases, completely avoid them. The Adviser is willing to walk away from certain revenue generating activities to reduce conflicts of interest between Bridgeway Funds and the Adviser. The Adviser takes steps to more closely align the interests of the Adviser with those of the Funds’ shareholders.

•	do not participate in any soft dollar arrangements, or
•	do not have brokerage relationships with any affiliated organizations.

Code of Ethics

Pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), Bridgeway Funds and the Adviser have adopted a Code of Ethics that applies to the personal trading activities of their staff members.

Fund managers are encouraged to invest in shares of the Bridgeway Funds and are not allowed to purchase shares of equity securities that the Funds might also potentially own. Other staff, Officers, and Directors of Bridgeway Funds and the Adviser are also encouraged to own shares of the Bridgeway Funds and may only trade shares of equity securities within stringent guidelines contained in the Code of Ethics.

Copies of the Code of Ethics adopted by the Bridgeway Funds and the Adviser may be obtained from the Bridgeway Funds website under Literature. Any shareholder or potential shareholder who feels that a policy, action, or investment of the Funds or the Adviser either does compromise or may compromise the highest standards of integrity is encouraged to contact Bridgeway Funds.

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SHAREHOLDER INFORMATION

Net Asset Value (NAV)

The NAV per share of each Fund is the value of the Fund’s investments plus other assets, less its liabilities, divided by the number of Fund shares outstanding. In determining the NAV, each Fund’s assets are valued primarily on the basis of market quotations. In cases of trading halts or in other circumstances when quotations are not readily available for a particular security, the fair value of the security will be determined based on procedures established by the Board of Directors. Specifically, if a market value is not available for a security, the security will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Because each Fund charges no sales loads, the price you pay for shares is a Fund’s NAV. The Funds are open for business every day the New York Stock Exchange (“NYSE”) is open. The Funds do not calculate NAV on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, and any other day when the NYSE is closed. Every buy or sell order you place in the proper form will be processed at the next NAV calculated after your order has been received by each Fund or its agent. The NAV is calculated for each Fund at the end of regular trading on the NYSE on business days, usually 4:00 p.m. Eastern time. If the NYSE begins an after-hours trading session, the Board of Directors will set closing price procedures. Mutual fund marketplaces and members of the National Securities Clearing Corporation (“NSCC”) may have an earlier cut-off time for pricing a transaction. Foreign markets may be open on days when U.S. markets are closed; therefore, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. The NAV of each Fund, however, will only change when it is calculated at the NYSE daily close.

Rule 12b-1 and Shareholder Services Fees

On October 15, 1996, Bridgeway Funds’ shareholders approved a 12b-1 Plan that permitted the Adviser to pay up to 0.25% of each Bridgeway Fund’s average daily assets for sales and distribution of its shares. In this plan, the Adviser agreed to pay directly all distribution costs associated with Class N shares, which is currently the only class of shares outstanding. This plan has been re-approved each year by the Board of Directors, including a majority of those Directors who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act.

On October 1, 2003, Bridgeway Funds’ shareholders approved modification of the 12b-1 Plan to permit selected Bridgeway Funds to add additional classes of Fund shares with a maximum 0.25% 12b-1 fee. This fee is payable by shareholders who purchase shares through distribution channels that charge distribution and account servicing fees versus “no or low cost” alternatives. Currently, there are no classes of Fund shares subject to this 12b-1 fee.

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SHAREHOLDER INFORMATION

Policy Regarding Excessive or Short-Term Trading of Fund Shares

The Board of Directors has adopted and implemented policies and procedures to detect, discourage and prevent short-term or frequent trading (often described as “market timing”) in the Funds.

The Funds are not designed for professional market timing organizations, individuals, or entities using programmed or frequent exchanges or trades. Frequent exchanges or trades may be disruptive to the management of the Funds and can raise their expenses. The Funds reserve the right to reject or restrict any specific purchase and exchange request with respect to market timers and reserves the right to determine, in their sole discretion, that an individual, group or entity is or has acted as a market timer.

Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, a Fund may consider the following activities to be excessive trading:

•	The sale or exchange of shares within a short period of time after the shares were purchased;
•	A series of transactions indicative of an excessive trading pattern or strategy; or
•	The Fund reasonably believes that a shareholder or person has engaged in such practices in connection with other Bridgeway Funds.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Short-term and excessive trading of Fund shares may present various risks to the Funds, including:

•	potential dilution in the value of Fund shares,
•	interference with the efficient management of a Fund’s portfolio, and
•	increased brokerage and other transaction costs.

The Funds may invest in equities that have low liquidity and therefore may be more susceptible to these risks.

The Funds currently monitor trade activity to reduce the risk of market timing.

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the Funds by an investor is detected, the Adviser may prohibit that investor from future purchases in the Funds or limit or terminate the investor’s exchange privilege. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Adviser seeks to make such determinations in a manner consistent with the interests of the Funds’ long-term shareholders.

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SHAREHOLDER INFORMATION

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Adviser may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries (see discussion below).

Market Timing Through Financial Intermediaries. Shareholders are subject to the Funds’ policy prohibiting frequent trading or market timing regardless of whether they invest directly with the Funds or indirectly through a financial intermediary such as a broker-dealer, a bank, an investment adviser or an administrator or trustee of a 401(k) retirement plan that maintains an omnibus account with the Funds for trading on behalf of its customers. To the extent required by applicable regulation, the Funds (or an agent of the Funds) enter into agreements with financial intermediaries under which the intermediaries agree to provide information about Fund share transactions effected through the financial intermediary. While the Funds (or an agent of the Funds) monitor accounts of financial intermediaries and will encourage financial intermediaries to apply the Funds’ policy prohibiting frequent trading or market timing to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity, enforce the Funds’ policy prohibiting frequent trading or enforce any applicable redemption fee with respect to customers of financial intermediaries. Certain financial intermediaries may be limited with respect to their monitoring systems and/or their ability to provide sufficient information from which to detect patterns of frequent trading potentially harmful to a Fund. For example, should it occur, the Funds may not be able to detect frequent trading or market timing that may be facilitated by financial intermediaries or it may be more difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. In certain circumstances, financial intermediaries such as 401(k) plan providers may not have the technical capability to apply the Funds’ policy prohibiting frequent trading to their customers. Reasonable efforts will be made to identify the financial intermediary customer engaging in frequent trading. Transactions placed through the same financial intermediary that violate the policy prohibiting frequent trading may be deemed part of a group for purposes of the Funds’ policy and may be rejected in whole or in part by the Funds. However, there can be no assurance that the Funds will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance. Finally, it is important to note that shareholders who invest through omnibus accounts also may be subject to the policies and procedures of their financial intermediaries with respect to short-term and excessive trading in the Funds.

Revenue Sharing

The Adviser, from its own resources, may make payments to financial service agents as compensation for access to platforms or programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection with

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SHAREHOLDER INFORMATION

such platforms and programs. These payments would be in addition to any other payments described in this prospectus. The amount of the payment may be different for different agents. These additional payments may include amounts that are sometimes referred to as “revenue sharing” payments. These payments may create an incentive for the recipient to recommend or sell shares of a Fund to you. The Board of Directors will monitor these revenue sharing arrangements as well as the payment of management fees paid by the Funds to ensure that the levels of such management fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by the Adviser, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by the Adviser.

Please contact your financial intermediary for details about additional payments it may receive and any potential conflicts of interest. Notwithstanding the payments described above, the Adviser is prohibited from considering a broker-dealer’s sale of Fund shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law. Also notwithstanding these arrangements, the Adviser routinely declines to participate in the most expensive “no-transaction fee” arrangements and is therefore excluded from participation in some of the highest profile “pay to play” distribution arrangements.

PURCHASING SHARES

Interested investors should contact the Funds at (800) 661-3550. The Funds are generally available for investment only by institutional clients, clients of approved registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved by the Adviser. In general, eligible investors can buy or sell (redeem) shares of the Funds by mail, wire or telephone on any business day.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all of the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.

From Fund Marketplaces

All investments are subject to approval by the Adviser. Investors may purchase and redeem Fund shares through approved investment advisors with selected mutual fund marketplaces. Check with your marketplace for availability. Many Fund investors prefer investing with marketplaces for the range of investment alternatives and statement consolidation. Account minimums and other terms and conditions may apply. Check with each marketplace for a more complete list of fees that you may incur.

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SHAREHOLDER INFORMATION

From Financial Service Organizations. If you are a client of an approved investment adviser, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements are in addition to those imposed by the Funds. If you are investing through an approved investment adviser, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this prospectus (for example, some or all of the services and privileges described may not be available to you).

Canceled or Failed Payments. The Funds accept checks and ACH transfers at full value subject to collections. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Funds or the transfer agent, and the Funds may redeem shares you own in the account as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange or redemption request due to nonpayment.

Rejection of Purchase Orders. The Funds reserve the right to refuse purchase orders for any reason. For example, the Funds may reject purchase orders for very small accounts (e.g., accounts comprised of only one share of a Fund) as well as for reasons that the Adviser feels will adversely affect its ability to manage the Funds effectively.

REDEEMING SHARES

Selling Shares. If working with a fund marketplace or financial service organization, please contact that organization directly for procedures. Other investors should contact the Funds at (800) 661-3550. The Funds process redemption orders promptly, and you will generally receive redemption proceeds within a week. Delays of up to 7 days may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Funds have not collected payment for the shares you are selling, however, they may delay sending redemption proceeds for up to 15 calendar days.

Redemption of Very Small Accounts. In order to reduce Fund expenses, the Board of Directors is authorized to cause the redemption of all of the shares of any shareholder whose account has declined to a value of less than $1,000 as a result of a transfer or redemption. For accounts that are valued at less than $1,000, a Fund or its representative may give shareholders 60 days prior written notice in which to purchase sufficient shares to avoid such redemption.

Redemption of Very Large Accounts. While a shareholder may redeem at any time without notice, it is important for a Fund’s operations that you call Bridgeway Funds at least a week before you redeem an amount of $250,000 or more. We must consider the interests of all Fund shareholders and reserve the right to delay delivery

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SHAREHOLDER INFORMATION

of your redemption proceeds—up to seven days—if the amount will disrupt a Fund’s operation or performance. If your redemptions total more than $250,000 or 1% of the net assets of a Fund within any 90-day period, the Funds reserve the right to pay part or all of the redemption proceeds above $250,000 in kind (i.e., in securities, rather than in cash). Redemptions in kind may, at the Adviser’s option and where requested by a shareholder, be made for redemptions less than $250,000. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.

EXCHANGING SHARES

Exchange Privileges

If working with a fund marketplace or financial service organization, please contact that organization directly for procedures. Other shareholders may sell Fund shares and buy shares of another Bridgeway Fund (also known as an exchange) by making a request in writing or by telephone (unless you declined telephone privileges on your account application). For a list of Bridgeway Funds available for exchange, please consult our website, www.bridgeway.com or call Bridgeway Funds at 800-661-3550. Exchange purchases are subject to the minimum and subsequent investment levels applicable to the Bridgeway Fund into which you wish to exchange and any applicable fund closing commitments. Because exchanges are treated as a sale and purchase, they may have tax consequences.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

MISCELLANEOUS INFORMATION

Retirement Accounts. The Funds offer IRA accounts including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

Tax-Sheltered Retirement Plans. Shares of the Funds may be purchased for various types of retirement plans, including Individual Retirement Plans (IRAs). For more complete information, contact Bridgeway Funds or the marketplaces previously described.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding distribution checks (unpaid for six months or

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SHAREHOLDER INFORMATION

more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance, but will be held for a period of time until the transfer agent locates you or escheats the funds to the state of your last known address.

Escheatment. After your account is opened, if no activity occurs in the account within the time period specified by applicable state law, your property may be transferred to the appropriate State.

Householding. To reduce expenses, we may mail only one copy of a Fund’s prospectus, each annual and semi-annual report, and other shareholder communications to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call us at 800-661-3550 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

Dividends, Distributions and Taxes

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. All dividends and distributions in full and fractional shares of the Funds will generally be reinvested in additional shares on the day that the dividend or distribution is paid at the next determined NAV. A direct shareholder may submit a written request to pay the dividend and/or the capital gains distribution to the shareholder in cash. Shareholders at fund marketplaces should contact the marketplace about their rules.

Annual Statements. Each year, the Funds will send you annual statements (Forms 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statements, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

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SHAREHOLDER INFORMATION

Avoid “Buying a Dividend.” At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. For example, if you buy 500 shares in a Fund on December 15th at the Fund’s current NAV of $10 per share, and the Fund makes a capital gain distribution on December 16th of $1 per share, your shares will then have an NAV of $9 per share (disregarding any change in the Fund’s market value), and you will have to pay a tax on what is essentially a return of your investment of $1 per share. This tax treatment is required even if you reinvest the $1 per share capital gain distribution in additional Fund shares. This is known as “buying a dividend.”

Tax Considerations. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

Sale or Redemption of Fund Shares. When you sell or redeem your Fund shares, you will generally realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Bridgeway Fund is the same as a sale. Beginning with the 2012 calendar year, each Fund is required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis is calculated using the Funds’ default method of average cost, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts are not affected. Additional information regarding cost basis reporting and available shareholder elections is available on Bridgeway’s website at www.bridgeway.com.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains

26	Prospectus | October 31, 2013

SHAREHOLDER INFORMATION

from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale or redemption of your shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale (redemption) or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax, and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the Internal Revenue Service to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

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SHAREHOLDER INFORMATION

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

Tax Efficiency

The following discussion is not applicable to shareholders in tax-deferred accounts, such as IRAs.

An important aspect of fund ownership in a taxable account is the tax efficiency of a Fund. A fund may have great performance, but if a large percentage of that return is paid in taxes, the purpose of active management may be defeated. Tax efficiency is the ratio of after-tax total returns to before-tax total returns.

Closed Fund Status

The Adviser may recommend that a Fund be closed to new investments from time to time to better control asset flows and levels.

28	Prospectus | October 31, 2013

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the life of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available from Bridgeway Funds upon request.

Omni Small-Cap Value Fund

	For the Fiscal Year Ended June 30, 2013	For the Period Ended June 30, 2012*
Per Share Data
Net asset value, beginning of period	$11.11	$10.00

Income from investment operations:
Net investment income^	0.17	0.08
Net realized and unrealized gain	3.12	1.06

Total from investment operations	3.29	1.14

Less distributions to shareholders from:
Net realized gain	(0.13)	—
Net investment income	(0.16)	(0.03)

Total distributions	(0.29)	(0.03)

Net asset value, end of period	$14.11	$11.11

Total Return	30.08% **	11.41% **
Ratios & Supplemental Data
Net assets end of period (000’s)	$260,909	$179,553
Expenses before waivers and reimbursements‡	0.78%	0.84%
Expenses after waivers and reimbursements‡	0.60%	0.60%
Net investment income after waivers and reimbursements‡	1.36%	0.92%
Portfolio turnover rate	34%	8%

* Commenced operations on August 31, 2011.

^ Per share amounts calculated based on the average daily shares outstanding during the period.

‡ Annualized for periods less than one year.

** Total return would have been lower had various fees not been waived during the period.

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FINANCIAL HIGHLIGHTS

Omni Tax-Managed Small-Cap Value Fund

	For the Fiscal Year Ended June 30, 2013	For the Fiscal Year Ended June 30, 2012	For the Period Ended June 30, 2011*
Per Share Data
Net asset value, beginning of period	$10.05	$10.68	$10.00

Income from investment operations:
Net investment income^	0.15	0.09	0.03
Net realized and unrealized gain (loss)	2.68	(0.67)#	0.65

Total from investment operations	2.83	(0.58)	0.68

Less distributions to shareholders from:
Net realized gain	—	—	—
Net investment income	(0.13)	(0.05)	—

Total distributions	(0.13)	(0.05)	—

Net asset value, end of period	$12.75	$10.05	$10.68

Total Return	28.43% **	(5.41% )**	6.80%	**
Ratios & Supplemental Data
Net assets end of period (000’s)	$262,088	$127,216	$37,945
Expenses before waivers and reimbursements‡	0.77%	0.90%	1.56%
Expenses after waivers and reimbursements‡	0.60%	0.60%	0.60%
Net investment income after waivers and reimbursements‡	1.34%	0.95%	0.57%
Portfolio turnover rate	34%	26%	7%

* Commenced operations on December 31, 2010.

^ Per share amounts calculated based on the average daily shares outstanding during the period.

‡ Annualized for periods less than one year.

** Total return would have been lower had various fees not been waived during the period.

# Realized and unrealized gain (loss) per share do not correlate to the aggregate of the net unrealized gain in the Statements of Changes in Net Assets for the year ended June 30, 2012, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

30	Prospectus | October 31, 2013

PRIVACY POLICY

As the investment adviser and administrator for Bridgeway Funds, Inc. (the “Funds”), Bridgeway Capital Management, Inc. (the “Adviser”) invests the assets of the Funds and manages their day-to-day business. On behalf of the Funds and the Adviser (collectively, “Bridgeway”), we make the following assurance of your privacy.

Bridgeway’s Commitment to You. We work hard to respect the privacy of your personal and financial data.

Not Using Your Personal Data for our Financial Gain. Bridgeway has never sold shareholder information to any other party, nor have we disclosed such data to any other organization, except as permitted by law. We have no plans to do so in the future. We will notify you prior to making any change in this policy. As a Fund shareholder, you compensate the Adviser through a management and administrative fee; this is how we earn our money for managing yours.

How We Do Use Your Personal and Financial Data. We use your information primarily to complete your investment transactions. We may also use it to communicate with you about other financial products that we offer.

The Information We Collect About You. You typically provide personal information when you complete a Bridgeway account application or when you request a transaction that involves Bridgeway, either directly or through a fund supermarket. This information may include your:

•	Name, address and phone numbers
•	Social security or taxpayer identification number
•	Birth date and beneficiary information (for IRA applications)
•	Basic trust document information (for trusts only)
•	Account balance
•	Investment activity

How We Protect Your Personal Information. As emphasized above, we do not sell information about current or former shareholders or their accounts to third parties. We occasionally share such information to the extent permitted by law to complete transactions at your request, or to make you aware of related financial products that we offer. Here are the details:

•

To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals, or groups that are not affiliated with Bridgeway. For example, if you ask to transfer assets from another financial institution to Bridgeway, we will need to provide certain information about you to that company to complete the transaction.

•

In certain instances, we may contract with non-affiliated companies to perform services for us, such as processing orders for share purchases and redemptions and distribution of shareholder letters. Where necessary, we will disclose information about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned

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PRIVACY POLICY

responsibilities (in the case of shareholder letters, only your name and address) and only for that purpose. We require these third parties to treat your private information with the same high degree of confidentiality that we do.

•

Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example, to protect your account from fraud).

How We Safeguard Your Personal Information. We restrict access to your information to those Bridgeway representatives who need to know the information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to protect your personal information.

Fund Marketplaces or Other Brokerage Firms. Most shareholders purchase their shares through fund marketplaces. Please contact those firms for their own policies with respect to privacy issues.

What You Can Do. For your protection, we recommend that you do not provide your account information, user name, or password to anyone except a Bridgeway representative as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

We’ll Keep You Informed. As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You can access our privacy policy from our website.

32	Prospectus | October 31, 2013

For More Information

The Funds’ Statement of Additional Information contains more detail about policies and practices of the Funds and the Adviser, Bridgeway Capital Management, Inc. It is “the fine print,” and is incorporated here by reference and is legally part of the prospectus.

Shareholder Reports, such as the Funds’ annual and semi-annual reports, provide details of our performance vs. performance benchmarks, our top ten holdings, a detailed list of holdings twice annually, and more about the Adviser’s investment strategy. The first few sentences tell you how the Funds performed in the most recent period and the Portfolio Managers’ assessment of it.

Other documents, such as the Funds’ Code of Ethics, are also available.

To contact Bridgeway Funds for a free electronic or printed copy of these documents or for your questions:

•	Consult our website: www.bridgewayomni.com
•	E-mail us at: funds@bridgeway.com
•	Write to us at: Bridgeway Funds, Inc.

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9860

Providence, RI 02940-8060

•	Call us at: 800-661-3550

Information provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Funds are also available on the SEC’s website at www.sec.gov. You can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520 or by sending an electronic request to the following email address: publicinfo@sec.gov.

Bridgeway Funds’ Investment Company Act file number is 811-08200.

BRIDGEWAY FUNDS, INC. c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9860 Providence, RI 02940-8060 800-661-3550	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103

DISTRIBUTOR Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, ME 04101	LEGAL COUNSEL Stradley Ronon Stevens & Young, LLP 1250 Connecticut Ave., N.W., Suite 500 Washington, DC 20036

BWY-OMNIPRO-13

BRIDGEWAY FUNDS, INC.

Statement of Additional Information

Dated October 31, 2013

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus (the “Prospectus”) of the Bridgeway Funds, Inc. (“Bridgeway Funds” or the “Corporation”), dated October 31, 2013, as may be supplemented from time to time. This SAI relates to each series (each a “Fund” and collectively, the “Funds”) of Bridgeway Funds listed below. The nine Funds, listed below, are discussed in the Prospectus related to those Funds and this SAI.

1.	Aggressive Investors 1 Fund (BRAGX)

2.	Ultra-Small Company Fund (BRUSX)

3.	Ultra-Small Company Market Fund (BRSIX)

4.	Small-Cap Momentum Fund (BRSMX)

5.	Small-Cap Growth Fund (BRSGX)

6.	Small-Cap Value Fund (BRSVX)

7.	Large-Cap Growth Fund (BRLGX)

8.	Blue Chip 35 Index Fund (BRLIX)

9.	Managed Volatility Fund (BRBPX)

A copy of the Prospectus may be obtained directly from Bridgeway Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9860 Providence, RI 02940-8060, by telephone 800-661-3550 or from our website at www.bridgeway.com.

Each Fund’s audited financial statements, included in its most recent annual report to shareholders, are expressly incorporated by reference and made a part of this SAI.

Statement of Additional Information - Bridgeway Funds, Inc.	Page 1 of 44

HISTORY OF BRIDGEWAY FUNDS

Bridgeway Funds is a Maryland corporation, incorporated under the name Bridgeway Fund, Inc. on October 19, 1993. The Board of Directors of Bridgeway Funds approved formally changing Bridgeway Fund’s name to Bridgeway Funds, Inc. on June 25, 2003. Bridgeway Funds is organized as an open-end, registered investment company. This SAI relates to nine of the series of Bridgeway Funds which were launched on the dates listed below.

FUND	INCEPTION DATE	COMMENTS
Aggressive Investors 1 Fund	August 5, 1994
Ultra-Small Company Fund	August 5, 1994	Open to Existing Investors - Direct Only See section “Closed Fund Status Definitions”
Ultra-Small Company Market Fund	July 31, 1997
Small-Cap Momentum Fund	May 28, 2010
Small-Cap Growth Fund	October 31, 2003
Small-Cap Value Fund	October 31, 2003
Large-Cap Growth Fund	October 31, 2003
Blue Chip 35 Index Fund	July 31, 1997
Managed Volatility Fund	June 30, 2001

Each Fund has its own investment objective and is a diversified fund as defined in the Investment Company Act of 1940 (the “1940 Act”). Bridgeway Capital Management, Inc. (the “Adviser,” or “Bridgeway Capital Management”) is the investment adviser of each Fund.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS, STRATEGIES, RISKS AND INVESTMENT POLICIES

The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectus discusses the Funds’ principal investment strategies, investment techniques and risks. Therefore, you should carefully review the Funds’ Prospectus. This SAI contains information about non-principal investment strategies the Funds may use, as well as further information about certain principal strategies that are discussed in the Prospectus. If any percentage restriction or requirement described below, except for the illiquid securities restriction, is satisfied at the time of investment, a later increase or decrease in such percentage that results from a relative change in value or from a change in a Fund’s total assets, will not constitute a violation of such restriction or requirement.

Stock Index Futures

The Funds may take temporary, long, stock index futures positions to offset the effect of cash held for future investing or for potential redemptions. For example, assume a Fund was 96% invested in stocks and 4% in cash, and it wanted to maintain 100% exposure to market risk, but wanted to defer investment of this cash to a future date. The Fund could take a long position in stock index futures provided that the underlying value of securities represented by the futures did not exceed the amount of Fund cash.

Securities Lending

The Funds may lend their securities to brokers or dealers, provided any such loans are continuously secured in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral on a current basis must equal or exceed the market value of the loaned securities, and the Funds must be able to terminate such loans upon notice at any time. As a general matter, securities on loan will not be recalled to facilitate proxy voting. However, the Funds can exercise their right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Funds continue to receive the equivalent of the interest earned or dividend payments paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral that may be invested in accordance with the Funds’ investment objectives, policies, and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. If the borrowing broker failed to perform, the Funds might experience delays in recovering their assets (even though fully collateralized); the Funds would bear the risk of loss from any interim change in securities prices. However, the Funds will make loans of their securities only to those firms the Adviser deems creditworthy and only on terms the Adviser believes compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. Any gain or loss in the market value of a security during the loan period accrues to the Fund that loaned the security

Statement of Additional Information - Bridgeway Funds, Inc.	Page 2 of 44

Investment of Securities Lending Collateral

The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics, including: bank obligations; commercial paper; repurchase agreements; and U.S. government securities. These types of investments are described elsewhere in the SAI. Collateral may also be invested in an unaffiliated money market mutual fund or institutional money market trust.

Registered Investment Companies

Each Fund may invest up to 10% of the value of its total assets in securities of other investment companies (except as otherwise indicated below under “Exchange-Traded Funds”). The Funds may invest in any type of investment company consistent with the Fund’s investment objective and policies. The Funds will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company’s total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund’s total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund’s total assets. To the extent the Funds invest in other investment companies, the shareholders of the Funds would indirectly pay a portion of the operating costs of the investment companies. Notwithstanding the limitations described above, a Fund may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, the Fund’s Adviser must waive its advisory fee in an amount necessary to offset the amounts paid. Investments in unregistered money market funds also are subject to certain other limitations as described in Rule 12d1-1 of the 1940 Act.

Exchange-Traded Funds

The Funds may purchase shares of exchange-traded funds (“ETFs”). ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like stocks throughout the day, the Funds may invest in ETFs in order to place short-term cash in market-based securities instead of short-term cash instruments, achieve exposure to a broad basket of securities in a single transaction, or for other reasons. Under certain circumstances, the Funds may invest more than 10% of their net assets in certain ETFs, subject to their investment objectives, policies and strategies as described in the Prospectus.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e. one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade above or below their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and the Funds pay only customary brokerage fees to buy and sell ETF shares.

Liquidity Risk

Liquidity risk exists when a Fund, by itself or together with other accounts managed by the Adviser, holds a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Short-Term Risk (Aggressive Investors 1 Fund only)

Aggressive Investors 1 Fund may (1) borrow money from banks up to 50% of its net assets, and (2) purchase and sell futures and options on stock indexes, interest rate and currency instruments and individual securities, among others (see “Additional Fund Information” in the Prospectus.) Using borrowed funds for investment purposes is called “leveraging” and increases the risk of loss or gain in the value of the Fund’s assets and the net asset value of its shares. Aggressive Investors 1 Fund’s higher turnover (more frequent trading) will expose it to increased cost and risk.

Aggressive Investors 1 Fund may also purchase warrants, engage in short term trading, invest up to 15% of its total assets in foreign securities (see “Foreign Securities” below), invest up to 20% of its total assets in a single security, invest up to 5% of Fund total assets in a closed-end investment company, lend Fund securities, and engage in short sale transactions either against the box or by shorting securities of other issuers. These investment techniques may subject an investor to greater than average risks and costs.

Statement of Additional Information - Bridgeway Funds, Inc.	Page 3 of 44

Foreign securities may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Consequently, they may be more volatile than U.S. securities. Short sale transactions, while limited to 20% of total assets and fully collateralized by cash or liquid assets in segregated accounts, also represent potentially higher risk for Aggressive Investors 1 Fund shareholders, since the maximum gain is 100% of the initial collateralized amount, but there is no theoretical maximum loss. Aggressive Investors 1 Fund will maintain cash reserves (“100% coverage”) equal to the market value of any short positions for which it does not already own shares. These cash reserves may be invested in interest-bearing short-term investments held by Bridgeway Funds’ custodian, broker, or both.

Although the Adviser believes that the investment techniques it employs to manage risk in Aggressive Investors 1 Fund will further the Fund’s investment objective and reduce losses that might otherwise occur during a time of general decline in stock prices, no assurance can be given that these investment techniques will achieve this result. The techniques used here would reduce losses during a time of general stock market decline if the Fund had previously sold futures, bought puts on stock indexes, or entered into short positions in individual securities offsetting some portion of the market risk.

The Adviser intends to buy and sell futures, calls, and/or puts in the Aggressive Investors 1 Fund to increase or decrease the Fund’s exposure to stock market risk as indicated by statistical models. (The Fund will not sell uncovered calls.) The Adviser will use these instruments to attempt to maintain a more constant level of risk as measured by certain statistical indicators. In addition to the use of futures and options for hedging as described above, Aggressive Investors 1 Fund may buy or sell any financial or commodity futures, calls, or puts listed on the major exchanges (e.g., CBOE, CME, or ICE) for purposes of diversification of risk to the extent that the aggregate initial margins and premiums required to establish such non-hedging positions do not exceed 5% of the Fund’s net assets. Examples of such financial or commodity instruments include the Bond Buyer Municipal Index, British Pounds, crude oil, gold, and wheat, among others.

The Adviser’s goal in Aggressive Investors 1 Fund is to manage these various risks through diversification and hedging strategies to achieve a reasonable return at a total risk equal to or less than that of the stock market (as measured by certain statistical measures over periods of three years or more).

The principal reason for writing covered calls and secured puts on a securities fund is to attempt to realize income, through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as his obligation as a writer continues, but has retained the risk of loss should the price of the security decline. The option writer has no control over when he may be required to sell or buy his securities, since he may be assigned an exercise notice or assignment at any time prior to the termination of his obligation as writer. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security. Options written by Aggressive Investors 1 Fund will normally have expiration dates not more than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market prices of the underlying securities at the time the options are written.

An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions, closing transactions, or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes, series of options, or underlying securities; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market thereon would cease to exist, although outstanding options on that exchange which have been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

There can be no assurance that higher than anticipated trading activity, order flow, or other unforeseen events might not, at times, render certain of the facilities of the OCC and the exchanges inadequate. In the past, such events have resulted, and may again result, in the institution by an exchange of special procedures, such as trading rotations, restrictions on certain types of orders, or trading halts or suspensions, with respect to one or more options, or may otherwise interfere with the timely execution of customers’ orders.

Each of the exchanges has established limitations governing the maximum number of calls (whether or not covered) that may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. Every six months, each exchange reviews the status of underlying securities to determine which limit should apply. These position limits may restrict the number of options that a Fund can write on a particular security.

Statement of Additional Information - Bridgeway Funds, Inc.	Page 4 of 44

Borrowing

Each Fund may obtain short-term borrowing from banks as may be necessary from time to time due, but not limited, to such events as: large dividend payments; failed trades; the clearance of purchases and sales of portfolio securities; and securities on loan. The Funds will be required to pay interest to the lending banks on amounts borrowed which may increase expenses and reduce their returns.

In addition, Small-Cap Growth Fund, Small-Cap Value Fund, Large-Cap Growth Fund and Blue Chip 35 Index Fund may borrow from banks for the purpose of making short sales “against the box” (short sales of securities owned). A short sale against the box would happen only in the event that redemptions would otherwise cause a distribution of capital gains.

Managed Volatility Fund

The Managed Volatility Fund may invest in bonds thus exposing it to interest rate risk, credit risk, and prepayment risk. Interest rate risk means that bonds may go down in value when interest rates rise. Credit risk means that the issuer of a bond may not be able to pay interest and principal when due. Prepayment risk means that the mortgage securities held by the Fund may be adversely affected by changes in prepayment rates on the underlying mortgages.

The Managed Volatility Fund may also purchase warrants, invest up to 15% of its total assets in foreign securities (see “Foreign Securities” below), invest up to 5% of Fund total assets in a closed-end investment company, lend Fund securities, and engage in short sale transactions either against the box or by shorting securities of other issuers. Short sale positions are limited to 35% of the Fund’s total assets. These investment techniques may subject an investor to greater than average risks and costs. The Managed Volatility Fund may also purchase or sell any financial (but not commodity) futures, puts, or calls within the scope of its investment objective and strategy. These instruments can be used to hedge away the effects of cash, manage market risk, dampen volatility in line with its investment objective, arbitrage the difference between stocks and futures and create synthetic option positions. Options and futures can be volatile investments and may not perform as expected.

The Adviser’s goal in the Managed Volatility Fund is to manage these various risks through diversification and hedging strategies to achieve a reasonable return with short term risk less than or equal to 40% of the stock market (as measured by certain statistical measures over monthly periods.) No assurance can be given that these investment techniques will achieve the objectives of higher return or equal risk.

Redemption Risk

A Fund’s possible need to sell securities to cover redemptions could, at times, force it to dispose of positions on a disadvantageous basis. The Adviser manages this risk in the following ways:

•	by imposing a redemption fee in the Ultra-Small Company Market Fund and Small-Cap Momentum Fund under certain circumstances,

•	by strongly discouraging investment by market timers and other investors who would sell in a market downturn,

•	by short term borrowing,

•	in all Funds except Aggressive Investors 1 Fund, by limiting exposure to any one security, and

•	by maintaining some very liquid stocks.

Asset Segregation and Cover

Each of the Funds may engage in certain transactions that may give rise to a form of leverage. Such transactions may include, among others, borrowing, loans of portfolio securities, short sales, selling financial futures contracts and certain types of options transactions. The use of derivatives also may give rise to leverage. To help address the leverage, each Fund will segregate or “earmark” a certain amount of liquid assets or otherwise engage in certain transactions that offset the exposure from these types of transactions.

U.S. Government Securities

The U.S. Government securities in which the Funds may invest include direct obligations of the U.S. Treasury, such as Treasury Bills, Notes, and Bonds, and obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States, such as Government National Mortgage Association (“GNMA”) certificates, securities that are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks, and securities supported solely by the credit worthiness of the issuer, such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) securities.

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Closed-End Funds

Any Fund may also invest up to 5% of its total assets in closed-end mutual funds. These securities may sell at a premium or discount to the net asset value of their underlying securities. While gaining further diversification through such investments, the Funds will bear the additional volatility and risk that, in addition to changes in value of the underlying securities in the closed-end funds, there may be additional increase or decrease in price due to a change in the premium or discount in their market prices. Investments in closed-end funds are also subject to the limitations described above for investing in registered investment companies.

Foreign Securities

Each Fund, except for Ultra-Small Company Market Fund and Blue Chip 35 Index Fund, may invest up to 15% of its total assets in foreign securities. For purposes of each such Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S. The term “foreign securities” would also include American Depository Receipts (“ADRs”) issued by companies that meet the preceding criteria. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.

Although each of the Small-Cap Growth Fund, Small-Cap Value Fund and Large-Cap Growth Fund may invest up to 15% of its total assets in foreign securities, each of these Funds normally invests only minimally in foreign securities.

The Ultra-Small Company Market Fund may invest in foreign securities as defined by its benchmark index, the Cap-Based Portfolio 10 Index. The definition of foreign securities used by the Cap-Based Portfolio 10 Index differs from the definition described above for the other Bridgeway Funds.

Foreign securities carry incremental risk associated with: (1) currency fluctuations; (2) restrictions on, and costs associated with, the exchange of currencies; (3) difficulty in obtaining or enforcing a court judgment abroad; (4) reduced levels of publicly available information concerning issuers; (5) restrictions on foreign investment in other jurisdictions; (6) reduced levels of governmental regulation of foreign securities markets; (7) difficulties in transaction settlements and the effect of this delay on shareholder equity; (8) foreign withholding taxes; (9) political, economic, and similar risks, including expropriation and nationalization; (10) different accounting, auditing, and financial standards; (11) price volatility; and (12) reduced liquidity in foreign markets where the securities also trade. While some of these risks are reduced by investing only in ADRs and foreign securities listed on American exchanges, even these foreign securities may carry substantial incremental risk.

Illiquid Securities

Under current SEC guidelines, each Fund may invest up to 15% of its net assets in illiquid securities. The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount a Fund has valued the securities. A Fund that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 or certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Interfund Borrowing and Lending Program

Pursuant to an exemptive order issued by the SEC dated May 16, 2006, a Fund may lend money to, and borrow money for temporary purposes from, other funds advised by the Fund’s investment adviser, Bridgeway Capital Management. Generally a Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called or not renewed.

Swaps -Total Return Swaps

Each Fund may enter into total return swaps. This gives a Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Adviser.

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Limited Liability Companies

The Funds may purchase securities of entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States. These securities are comparable to common or preferred stock.

Interests in Publicly Traded Limited Partnerships

Those Funds that invest in U.S. common stock may also invest in interests in publicly traded limited partnerships (limited partnership interests or units) which represent equity interests in the assets and earnings of the partnership’s trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. For example, income generated from limited partnerships deemed not to be ‘publicly traded’ will be treated as ‘qualifying income’ under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) only to the extent such income is attributable to items of income of the limited partnership that would be qualifying income if realized directly by the Fund (e.g., interest income). Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in a Fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Bank Obligations

Bank obligations include certificates of deposit, bankers’ acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

Commercial Paper

Commercial paper is a short-term unsecured promissory note issued by a U.S. or foreign corporation in order to finance its current operations. Generally the commercial paper or its guarantor will be rated within the top two rating categories by a NRSRO, or if not rated, is of comparable quality.

Repurchase Agreements

Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which a Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with the Fund’s custodian or subcustodian if the value of the securities purchased should decrease below their resale price. Repurchase agreements involve certain risks in the event of

Statement of Additional Information - Bridgeway Funds, Inc.	Page 7 of 44

default or insolvency by the other party, including possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. The Fund’s Adviser reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

Real Estate Investment Trusts

The Funds will not invest in real estate directly. The Funds may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code.

Statistical Approach

The Adviser uses a statistically driven approach to manage the Funds and resists overriding the statistical models with qualitative or subjective data. However, the Adviser may exclude stocks based on certain narrow social reasons including, but not limited to, if the issuer of the stock: (i) is a target of Sudan divestiture; (ii) is principally engaged in the tobacco industry; or (iii) is substantially engaged in the production or trade of pornographic material. The number of such companies in the Adviser’s universe is currently significantly less than one half of one percent, and is thus seen by the Adviser as “de minimus”.

Temporary Defensive Position

In the event future economic or financial conditions adversely affect equity securities of the type described above, the Funds may take a temporary, defensive investment position and invest all or part of its assets in short-term money market securities. These short-term instruments include securities issued or guaranteed by the U.S. Government and agencies thereof.

Portfolio Turnover

The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. A Fund’s portfolio turnover will fluctuate based on particular market conditions and stock valuations. In Aggressive Investors 1 Fund, Ultra-Small Company Fund, Small-Cap Momentum Fund and Small-Cap Growth Fund, turnover will likely be higher than 100% but no more than 500%, which is higher than most mutual funds. A 500% turnover is equivalent to the sale and repurchase of all of the securities in the Fund five times during the year. Consequently, a Fund may incur higher than average trading costs and may incur higher shareholder taxes for non-tax deferred accounts. The table below summarizes the Funds’ portfolio turnover rate for the fiscal years ended June 30, 2013 and June 30, 2012. Significant variation from year to year or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year is explained below the table:

Fund	2013	2012
Aggressive Investors 1 Fund	149%	125%
Ultra-Small Company Fund	89%	93%
Ultra-Small Company Market Fund	41%	31%
Small-Cap Momentum Fund	264%	230%
Small-Cap Growth Fund	78%	63%
Small-Cap Value Fund	64%	49%
Large-Cap Growth Fund	49%	55%
Blue Chip 35 Index Fund	28%	33%
Managed Volatility Fund	45%	41%

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The portfolio turnover rate for the Small-Cap Growth Fund after the fiscal year end of June 30, 2013 is anticipated to be higher than the portfolio turnover rate for the fiscal years ended June 30, 2012 and June 30, 2013 due to more frequent repositioning of the Fund’s portfolio towards issuers that the Adviser believes have above average prospects for economic growth.

INVESTMENT POLICIES AND RESTRICTIONS

Each Fund has adopted the following restrictions (in addition to those indicated in its Prospectus) as fundamental policies that cannot be changed without approval of a majority of its outstanding voting securities. As defined in the 1940 Act, this means the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

As indicated in the following list, each Fund may not:

1.	Purchase securities on margin, except short-term credits that may be necessary for the clearance of transactions.

2.	Make short sales of securities or maintain a short position if such sales or positions exceed 20% of a Fund’s total assets under management; except for Managed Volatility Fund which may not make short sales of securities or maintain short positions if such short sales or positions exceed 35% of its total assets under management.

3.	Issue senior securities, except that any Fund may borrow, on a secured or unsecured basis from banks. Aggressive Investors 1 Fund may borrow on a secured or unsecured basis from banks up to 50% of net assets (not including the amount borrowed) for the purchase of securities, and any Fund may borrow, on a secured or unsecured basis from banks, up to 5% of its total assets for temporary or emergency purposes. In addition, Small-Cap Growth Fund, Small-Cap Value Fund, Large-Cap Growth Fund and Blue Chip 35 Index Fund may borrow from banks up to 50% of net assets for the purpose of selling a security short “against the box” on a temporary basis to avoid capital gains distributions.

4.	Invest in options or futures in individual stocks if the aggregate initial margins and premiums required for establishing such non-hedging positions exceed 5% of net assets. In addition, Ultra-Small Company Fund, Ultra-Small Company Market Fund, Small-Cap Momentum Fund and Blue Chip 35 Index Fund may not invest in any options (unless otherwise noted in the Prospectus) but may invest in futures of stock market indices and individual stocks as described in the Prospectus. For purposes of calculating the 5% limit, options and futures on individual stocks are excluded as long as the equivalent stock position in the underlying stock meets all other investment restrictions.

5.	Invest in options or futures on individual commodities if the aggregate initial margins and premiums required for establishing such positions exceed 2% of net assets. In addition, only Aggressive Investors 1 Fund may invest in any commodity options or futures.

6.	Buy or sell real estate, real estate limited partnership interests or other interest in real estate (although it may purchase and sell securities that are secured by real estate and securities or companies which invest or deal in real estate).

7.	Make loans (except for purchases of publicly traded debt securities consistent with the Fund’s investment policies and pursuant to cash borrowing and lending agreements between and among the Funds whose shareholders have authorized such agreements); however, a Fund may lend its securities to others on a fully collateralized basis as permitted by the Securities and Exchange Commission.

8.	Make investments for the purpose of exercising control or management.

9.	Act as an underwriter of securities of other issuers.

10.	Invest 25% or more of its total assets (calculated at the time of purchase and taken at market value) in any one industry. For purposes of this calculation, Standard Industrial Classification (SIC) Codes are used to determine into which industry a company falls.

11.	As to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities), or purchase more than 10% of all outstanding voting securities of any one issuer.

Each Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal and state regulatory authorities. Non-fundamental restrictions may be changed without shareholder approval.

Each Fund may not:

12.	Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class).

13.	Invest in securities of any issuer if, to the knowledge of the Fund, any of its Officers or Directors, or those of the Adviser, owns more than 1/2 of 1% of the outstanding securities of such issuer, and such Directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

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14.	Invest more than 5% of the value of its net assets in warrants (included in that amount, but not to exceed 2% of the value of the Fund’s net assets, may be warrants which are not listed on the New York Stock Exchange or the NYSE MKT). However, Ultra-Small Company Fund, Ultra-Small Company Market Fund, Small-Cap Momentum Fund, Small-Cap Growth Fund, Small-Cap Value Fund, Large-Cap Growth Fund and Blue Chip 35 Index Fund may not purchase any warrants.

15.	Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

In addition, the Blue Chip 35 Index Fund may not:

16.	Invest in securities that would cause it to violate the Board approved policy to weight the Fund’s sector composition within one and one-half percentage points of the sector composition of its index.

CLOSED FUND STATUS DEFINITIONS

The Adviser may recommend that certain Funds be closed to new investments to control asset flows and levels. Information on the investments permitted in Funds indicated as “Closed to New Investors” or “Open to Existing Investors – Direct Only” can be found below. With regard to closed Funds, the Fund reserves the right to make future additional exceptions that, in the judgment of the Adviser, do not adversely affect its ability to manage the Funds effectively. For example, the Fund may elect to accept defined contribution plans that provide regular cash flows which are beneficial to the Fund. Material exceptions, if any, are reported annually to the Funds’ Board of Directors. The Fund also reserves the right to reject any purchase or to refuse to make an exception, including those detailed below, that the Adviser feels will adversely affect its ability to manage the Funds effectively. The Adviser has established procedures to review exceptions and to maintain this policy. The Funds’ Chief Compliance Officer must approve any investments in closed funds not described below. Furthermore, the Board will also review the application of “closed status” with respect to the Advisor’s separately managed accounts in the same style as a Fund. A specific style would typically be closed to new separate accounts at the same time as the Fund closes to new accounts managed in that style. However, additional “capacity” of a style could be opened to new separate accounts and not new fund accounts if certain conditions are met.

Eligible Investments into Funds Closed to New Investors (Open to Current Accounts)

•	Shareholders may continue to add to their existing accounts through the purchase of additional shares and through the reinvestment of dividends and/or capital gain distributions on any shares owned. Ultra-Small Company Fund shareholders can continue to invest but only directly from the Funds.

•	Shareholders may add to their accounts through the Automatic Investment Plan (“AIP”) and may increase the AIP amount.

•	Participants in an existing employee benefit or retirement plan (including 401(k) and other types of defined contribution plans) may open new accounts in that plan if the Fund is an investment option. IRA transfers and rollovers from these plans may be used to open new accounts. Certain third parties who offer Bridgeway Funds may not be able to support this exception.

•	Shareholders may open new accounts that have the same social security number or registered shareholder as their existing accounts. Proof of current ownership may be required.

•	Custodians named for minors (children under 18) on existing accounts of Funds that are closed to new investors may open new accounts in those Funds.

•	Financial advisers with existing client accounts in a closed Fund, who provide recordkeeping and/or asset allocation services for their clients, may be allowed to purchase shares for new and existing clients in the same closed Fund. However, Advisers who advertise or communicate broadly the availability of Bridgeway closed Funds may not be permitted to purchase additional shares.

•	Directors of the Funds, staff (including, under certain conditions, former staff of the Adviser) and directors of the Adviser, the Adviser, and Bridgeway Foundation may continue to open new accounts.

Eligible Investments into Funds Closed to New Investors and Current Shareholders

•	Shareholders may continue to add to their existing accounts through the reinvestment of dividends and capital gain distributions on any shares owned.

•	Directors of the Funds, staff (including, under certain conditions, former staff of the Adviser) and directors of the Adviser, the Adviser, and Bridgeway Foundation may continue to open new accounts and make additional purchases of unsubscribed or redeemed shares.

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NOTE:

•	The Ultra-Small Company Fund is only available to current investors and additional shares can only be purchased directly from Bridgeway Funds.

COMMODITY EXCHANGE ACT EXCLUSION

Bridgeway Funds has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to each Fund and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA. To remain eligible for this exclusion, each of the Funds must comply with certain limitations, including limits on trading in commodity investments, and restrictions on the manner in which a Fund may market its commodity interests trading activities.

MANAGEMENT OF BRIDGEWAY FUNDS

Directors and Officers

These are the Directors and Officers of the Bridgeway Funds, their business address, and principal occupations during the past five years.

Independent Directors

Name, Address [1] and Age	Position(s) Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
Kirbyjon Caldwell Age 60	Director	Term: 1 Year Length: 2001 to Present.	Senior Pastor of Windsor Village United Methodist Church, since 1982.	Eleven	American Church Mortgage Company, NRG Energy Inc., Amegy Bancshares Advisory Board.

Karen S. Gerstner Age 58	Director	Term: 1 Year Length: 1994 to Present.	Principal, Karen S. Gerstner & Associates, P.C., since 2004.	Eleven	None

Miles Douglas Harper, III* Age 51	Director	Term: 1 Year Length: 1994 to Present.	Partner, Carr, Riggs & Ingram, LLC, since 2013; Partner, Gainer Donnelly, LLP, since 1998 to 2013 upon merger with Carr, Riggs & Ingram, LLC.	Eleven	Calvert Social Investment Fund (8 Portfolios), Calvert Social Index Series, Inc. (1 Portfolio), Calvert Impact Fund (4 Portfolios), Calvert World Values Fund (3 Portfolios),

Evan Harrel Age 52	Director	Term: 1 Year Length: 2006 to Present.	Executive Director, Small Steps Nurturing Center, 2004 through May 2012; Strategic Advisor, Small Steps Nurturing Center, since June 2012.	Eleven	None

*	Independent Chairman

“Interested” Directors

Name, Address [1] and Age	Positions Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
Michael D. Mulcahy [2] Age 50	President and Director	Term: 1 year Length: 2003 to present.	President and Chief Operating Officer, Bridgeway Capital Management, Inc., 10/2010 – present; President, Bridgeway Funds, 6/05 – present. Director, Secretary and Vice President, Bridgeway Capital Management, Inc., 2002 – 10/2010.	Eleven	None

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Name, Address [1] and Age	Position(s) Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
John N. R. Montgomery [3] Age 58	Vice President and Director	Term: 1 year Length: 1993 to present.	Chairman, Bridgeway Capital Management, Inc., 10/2010 – present; Vice President, Bridgeway Funds, 6/05 – present. President, Bridgeway Capital Management, Inc., 1993 –10/2010.	Eleven	None

Officers

Richard P. Cancelmo Jr. Age 55	Vice President	Term: 1 year Length: 2004 to present.	Vice President, Bridgeway Funds, 11/2004 – present. Staff Member, Bridgeway Capital Management, Inc., since 2000.		None

Linda G. Giuffré Age 52	Treasurer and Chief Compliance Officer	Term: 1 year Length: 2004 to present.	Chief Compliance Officer, Bridgeway Capital Management, Inc., 12/04 to present; Staff member, Bridgeway Capital Management, Inc., 5/04 to present.		None

Deborah L. Hanna Age 48	Secretary	Term: 1 year Length: 2007 to present.	Self employed, accounting and related projects for various organizations, 2001 – present.		None

Sharon Lester Age 58	Vice President	Term: 1 year Length: 2011 to present.	Staff Member, Bridgeway Capital Management, Inc., 12/2010 to present. Prior to 12/2010, Director of Portfolio Operations, Invesco.		None

1	The address of all of the Directors and Officers of Bridgeway Funds is 20 Greenway Plaza, Suite 450, Houston, Texas 77046.
2	Michael Mulcahy is a director and officer of Bridgeway Capital Management, Inc., and therefore an interested person of the Funds.
3	John Montgomery is chairman, director and majority shareholder of Bridgeway Capital Management, Inc., and therefore an interested person of the Funds.

Fund Leadership Structure

The overall oversight of the business and affairs of Bridgeway Funds is vested with its Board of Directors (the “Board”). However, the day-to-day management of the Funds’ operations is the responsibility of the Adviser. The Board approves all significant agreements between Bridgeway Funds and persons or companies furnishing services to it, including Agreements with its Adviser and Custodian. The day-to-day operations of Bridgeway Funds are delegated to its Officers, subject to its investment objectives and policies and general supervision by the Board.

The Board of Directors is composed of four Independent Directors and two Interested Directors. Miles Harper, an Independent Director, is Chairman of the Board of Directors. The Board believes that having a super majority of Independent Directors is in the best interests of the Funds. Mr. Harper is the primary liaison between the Board and management and oversees the affairs of the Board. Mr. Harper participates in setting Board meeting agenda items and presides over the regular formal meetings of the Board of Directors. Separate meetings of the Independent Directors are held in advance of each regularly scheduled Board meeting where various matters, including those considered at such regular Board meeting are discussed. The Board has determined that this leadership structure provides both operational efficiencies and independent oversight to the Funds given its specific characteristics and circumstances.

Statement of Additional Information - Bridgeway Funds, Inc.	Page 12 of 44

The Board has an Audit Committee, which is comprised only of Independent Directors. The Audit Committee has adopted a charter. Its members are Miles Douglas Harper, III, Independent Chairman of the Board and Chairman of the Audit Committee, Kirbyjon Caldwell, Karen S. Gerstner and Evan Harrel (all Independent Directors). The purposes of the Audit Committee are to: (i) oversee the Funds’ accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Funds; (ii) oversee the Funds’ financial statements and the independent audit thereof; (iii) oversee, or assist, as appropriate, in the oversight of the Funds’ compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal controls over financial reporting and independent audits; (iv) evaluate the independence of the Funds’ independent auditors and approve their selection; and (v) to report to the full Board of Directors on its activities and recommendations. The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Funds’ shareholders. In addition, the Committee provides ongoing oversight of Bridgeway Funds’ independent auditors, including meeting with the auditors at least once each fiscal year. The Audit Committee met four times in fiscal year 2013.

The Board also has a Nominating and Corporate Governance Committee and such committee has adopted a charter. Its members are Miles Douglas Harper, III, Independent Chairman of the Board, Kirbyjon Caldwell, Karen S. Gerstner, who is the Chairperson of the Nominating and Corporate Governance Committee, and Evan Harrel (all Independent Directors.) The Committee’s responsibilities include, but are not limited to: (1) evaluating, from time to time, the appropriate size of the Board, and recommending any increase or decrease in the size of the Board; (2) recommending any changes in the composition of the Board so as to best reflect the objectives of the 1940 Act, the Funds and the Board; (3) establishing processes for developing candidates for Independent Board members and for conducting searches with respect thereto; (4) coordinating the Board’s annual self-assessment; and (5) recommending and selecting to the Independent Board members (a) a slate of Independent Board members to be elected at shareholder meetings, or (b) nominees to fill Independent Board member vacancies on the Board, where and when appropriate. The Nominating and Corporate Governance Committee met once in fiscal year 2013.

The Nominating and Corporate Governance Committee shall also consider recommendations for Independent Director nominees submitted to it by shareholders (a “Qualifying Shareholder”) that (i) own of record, or beneficially through a financial intermediary, $10,000 or more of a Fund’s shares; (ii) has been a shareholder of $10,000 or more of a Fund’s shares for 12 months or more prior to submitting the recommendation to the Nominating and Corporate Governance Committee; and (iii) provides a written notice to the Nominating and Corporate Governance Committee containing the following information: (1) the name and address of the Qualifying Shareholder making the recommendation; (2) the number of shares of the Fund that are owned of record and beneficially by such Qualifying Shareholder, and the length of time that such shares have been so owned by the Qualifying Shareholder; (3) a description of all relationships, arrangements and understandings between such Qualifying Shareholder and any other person(s) (naming such person(s)) pursuant to which the recommendation is being made; (4) the name, age, date of birth, business address and residence address of the person(s) being recommended; (5) such other information regarding each person recommended by such Qualifying Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the Securities and Exchange Commission had the nominee been nominated by the Board; (6) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act; and (7) the written consent to serve as a Director of the Fund of each person recommended if so nominated and elected/appointed.

Board Oversight of Corporation Risk

The Board has not established a standing risk committee. Rather, the Board requires the Adviser to report to the full Board, on a regular and as-needed basis, on actual and potential risks to each Fund and Bridgeway Funds as a whole. As a result, the day-to-day management of the Funds’ operations, including risk management, is the responsibility of the Adviser, subject to oversight by the Board. For instance, the Adviser reports to the Board on the various elements of risk, including investment risk, credit risk, liquidity risk and operational risk, as well as overall business risks relating to the Funds. In addition, the Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board’s Independent Directors, provides presentations to the Board at its quarterly meetings and an annual report to the Board concerning compliance matters. The CCO also communicates particularly significant compliance-related issues to the Board in between Board meetings. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (“Compliance Policies”). The Board has approved the Compliance Policies, which seek to reduce risks relating to the possibility of non-compliance with the federal securities laws. The CCO also regularly discusses the relevant risk issues affecting the Bridgeway Funds during private meetings with the Independent Directors, including concerning the Adviser, as applicable.

Experience of Directors

Described below for each Director are specific experiences, qualifications, attributes, or skills that support a conclusion that he or she should serve as a Director of Bridgeway Funds as of the date of this SAI and in light of the Funds’ business and structure. The role of an effective Director inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Director may exercise judgment and reach conclusions in fulfilling his or her duties and fiduciary obligations. It is believed that the specific background of each Director evidences those abilities and is appropriate to his or her serving on the Bridgeway Funds’ Board of Directors. Further information about each Director is set forth in the table above describing the business activities of each Director during the past five years.

Statement of Additional Information - Bridgeway Funds, Inc.	Page 13 of 44

Mr. Harper has been a Director of Bridgeway Funds since 1994 and served as Chairman of the Board since 2004. He has also served as Chair of the Audit Committee of the Board since the Committee’s inception. In addition, Mr. Harper is a partner and CPA in the firm of Carr, Riggs & Ingram, LLC and has been, and currently serves as, an independent director of several funds in the Calvert Family of Mutual Funds. Those positions have provided Mr. Harper with a strong background in the areas of accounting, finance, control systems and the operations of a mutual fund complex.

Ms. Gerstner has been a Director of Bridgeway Funds since 1994. She has also served as Chair of the Nominating and Corporate Governance Committee of the Board since the Committee’s inception. Ms. Gerstner is a principal and founder of Karen S. Gerstner & Associates, P.C., a law firm specializing in estate planning and probate. Her service on the Board since 1994 and years as a practicing attorney have provided Ms. Gerstner with knowledge of the operations and business of the Funds and have called upon her to exercise leadership and analytical skills.

Mr. Caldwell has been a Director of Bridgeway Funds since 2001. He has been the Senior Pastor of Windsor Village United Methodist Church since 1982 and has previously served and continues to serve as a member of various public company boards. His service on the Board since 2001 and years of service on other boards as well as his other professional experiences have provided Mr. Caldwell with considerable background in business, board operations, ministry and community development as well as knowledge of the operations and business of the Funds.

Mr. Harrel has been a Director of Bridgeway Funds since 2006. From 2004 to 2012, Mr. Harrel served as the Executive Director of Small Steps Nurturing Center, a non-profit organization. Prior to that, Mr. Harrel was a Senior Portfolio Manager at AIM Management, an investment adviser to many mutual funds. His experience as a Board member has provided him with knowledge of the operations and business of the Funds. Moreover, his experience as a Portfolio Manager has provided him with extensive experience in investments, portfolio management, investment risks and the operations of an investment adviser.

Mr. Montgomery has been a Director since Bridgeway Funds inception in 1993. He is the Chairman of the Adviser, which he founded in 1993. Mr. Montgomery is Chief Investment Officer and Portfolio Manager for all of the Funds. His experience as a Board member has provided him with knowledge of the operations and business of the Corporation and its Funds. Moreover, his experience as a Portfolio Manager has provided him with extensive experience in investments, portfolio management, investment risks and the operations of an investment adviser.

Mr. Mulcahy has been a Director of Bridgeway Funds since 2003. He has also served as President of the Funds since 2005 and President of the Adviser since 2010. Prior to his employment with the Adviser, Mr. Mulcahy was a Vice President at Hewlett-Packard and prior to that he was a consultant with McKinsey & Company, a global management consulting firm. His experience as a Board member has provided him with knowledge of the operations and business of the Funds. Moreover, his previous and current experience have provided him with considerable background in business, board operations, business development, strategy and the operations of an investment adviser.

Ownership of Fund Shares by Directors

Ownership of Shares of Bridgeway Funds as of December 31, 2012

Name of Director	Dollar Range of Equity Securities in Bridgeway Funds as of 12/31/2012	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies as of 12/31/2012
Kirbyjon Caldwell		Over $100,000
Aggressive Investors 1	$50,001 - $100,000
Ultra-Small Company	Over $100,000
Managed Volatility	$10,001 - $50,000
Karen Gerstner		Over $100,000
Aggressive Investors 1	Over $100,000
Ultra-Small Company	Over $100,000
Small-Cap Growth	$1 - $10,000
Small-Cap Value	$1 - $10,000
Large-Cap Growth	$1 - $10,000
Blue Chip 35 Index	Over $100,000
Managed Volatility	Over $100,000
Miles Douglas Harper, III *		Over $100,000
Ultra-Small Company	Over $100,000
Managed Volatility	$10,001 - $50,000

Statement of Additional Information - Bridgeway Funds, Inc.	Page 14 of 44

Name of Director	Dollar Range of Equity Securities in Bridgeway Funds as of 12/31/2012	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies as of 12/31/2012
Evan Harrel		Over $100,000
Aggressive Investors 1	Over $100,000
Managed Volatility	$50,001 - $100,000
John N. R. Montgomery		Over $100,000
Aggressive Investors 1	Over $100,000
Ultra-Small Company	Over $100,000
Ultra-Small Company Market	$10,001 - $50,000
Small-Cap Momentum	$10,001 - $50,000
Small-Cap Growth	$10,001 - $50,000
Small-Cap Value	$10,001 - $50,000
Large-Cap Growth	$10,001 - $50,000
Blue Chip 35 Index	$10,001 - $50,000
Managed Volatility	Over $100,000
Omni Small-Cap Value [1]	$10,001 - $50,000
Omni Tax-Managed Small-Cap Value [1]	$10,001 - $50,000
Michael D. Mulcahy		Over $100,000
Aggressive Investors 1	Over $100,000
Ultra-Small Company	Over $100,000
Ultra-Small Company Market	$1 - $10,000
Small-Cap Value	$10,001 - $50,000
Blue Chip 35 Index	$10,001 - $50,000

*	Independent Chairman
[1]	These Funds are described in different prospectuses and statements of additional information.

Compensation

Bridgeway Funds pays an annual retainer of $14,000 and fees of $6,000 per Board meeting, Committee meeting or combination meeting, to each Independent Director. The retainer is paid quarterly (one quarter of retainer is paid each quarter). Such Directors are reimbursed for any expenses incurred in attending meetings and conferences as well as expenses for subscriptions or printed materials. Compensation for the fiscal year ended June 30, 2013, was as follows:

Name of Director	Aggregate Compensation from Bridgeway Funds [1]	Pension or Retirement Benefits Accrued as Part of Bridgeway Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Directors
Kirbyjon Caldwell	$38,000	$0	$0	$38,000
Karen Gerstner *	$45,000	$0	$0	$45,000
Miles Douglas Harper, III **	$46,500	$0	$0	$46,500
Evan Harrel	$44,000	$0	$0	$44,000
John N. R. Montgomery	$0	$0	$0	$0
Michael D. Mulcahy	$0	$0	$0	$0

[1]	The Independent Directors received this compensation in the form of shares of Bridgeway Funds, credited to his or her account.
*	The Chairperson of the Nominating and Corporate Governance Committee receives an additional $1,000 annual retainer fee.
**	Independent Chairman receives an additional $2,500 annual retainer fee.

Statement of Additional Information - Bridgeway Funds, Inc.	Page 15 of 44

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisers Act of 1940, the Adviser has adopted a Code of Ethics that applies to the personal trading activities of its staff members. Bridgeway Funds also adopted the same Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics establishes standards for personal securities transactions by staff members covered under the Code of Ethics. The Code of Ethics seeks to ensure that securities transactions by staff members are consistent with the Adviser’s fiduciary duty to its clients and to ensure compliance with legal requirements and the Adviser’s standards of business conduct. Under the Code of Ethics, staff members have a duty at all times to place the interests of shareholders above their own, and never to take inappropriate advantage of their position. To help prevent conflicts of interest, all staff members must comply with the Code of Ethics, which imposes restrictions on the purchase or sale of securities for their own accounts and the accounts of certain affiliated persons. Among other things, the Code of Ethics requires pre-clearance (in certain circumstances) and monthly reporting of all personal securities transactions, except for certain exempt transactions and exempt securities. In addition, the Adviser has adopted policies and procedures concerning the misuse of material non-public information that are designed to prevent insider trading by any staff member.

Copies of the Code of Ethics are on file with and publicly available from the SEC.

In addition to the stringent Code of Ethics described above, putting investors’ long-term interests first is the cornerstone of the Adviser’s unique culture and core business values of integrity, performance, cost efficiency, and service. The Adviser seeks to build a collaborative organization committed to investment stewardship and positive impact in the community. In keeping with that, the Adviser is committed to donating at least 50% of its investment advisory fee profits to non-profit organizations. Our organization stresses process, results, and values that matter, rather than titles and status. Staff members are paid commensurate with performance and market salary scales, but subject to the following cap: the total compensation of the highest-paid staff member cannot be more than seven times that of the lowest-paid staff member.

PROXY VOTING POLICIES

The Funds’ Board of Directors has approved the delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to the Adviser after the Board reviewed and considered the proxy voting policies and procedures used by the Adviser. Please refer to Appendix A of this SAI for the Adviser’s Proxy Voting Policy.

Bridgeway Funds’ proxy voting record for the most recent 12-month period ended June 30, is available without charge, upon request, by calling 800-661-3550, and is also available on the SEC website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

Bridgeway Funds’ Board of Directors has adopted, on behalf of the Funds, a policy relating to the disclosure of portfolio holdings information. The policy relating to the disclosure of the Funds’ portfolio securities is designed to protect shareholder interests and allow disclosure of portfolio holdings information where necessary to a Fund’s operation without compromising the integrity or performance of the Fund. It is the policy of Bridgeway Funds that disclosure of a Fund’s portfolio holdings to a select person or persons prior to the release of such holdings to the public (“selective disclosure”) is prohibited, unless there are legitimate business purposes for selective disclosure and the recipient is obligated to keep the information confidential and not to trade on the information provided.

Bridgeway Funds discloses portfolio holdings information as required in its regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, Bridgeway Funds will disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports on Form N-CSR and filings of Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Bridgeway Funds currently makes its portfolio holdings publicly available on its website, http://www.bridgeway.com, or on the SEC’s website, http://www.sec.gov, as disclosed in the following table:

Information Posting	Frequency of Disclosure	Date of Disclosure
Complete Portfolio Holdings	Quarterly	43 calendar days following the completion of each calendar quarter*

Top 10 Portfolio Holdings	Quarterly	7 calendar days after the end of each calendar quarter*

*	Unless this day falls on a weekend or market holiday, in which case it will be the following business day.

Statement of Additional Information - Bridgeway Funds, Inc.	Page 16 of 44

The Blue Chip 35 Index Fund holdings are fully disclosed, without percentages, because the Fund is expected to be a roughly equally weighted index fund.

If the Funds’ portfolio holdings information is made available on the Funds’ website, the scope of such information may change from time to time without notice. The Funds’ Adviser or its affiliates may include each Fund’s portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Bridgeway Funds may distribute or authorize the distribution of information about the Funds’ portfolio holdings that is not publicly available for legitimate business purposes, provided that such disclosure is approved by the Chief Compliance Officer, to its third party service providers, which include The Bank of New York Mellon, the custodian; BNY Mellon Investment Servicing (US) Inc., the administrator, accounting agent and transfer agent; BBD, LLP, the Funds’ independent registered public accounting firm; Stradley Ronon Stevens & Young, LLP, legal counsel; and the Funds’ financial printer. The Funds currently have ongoing arrangements to disclose portfolio holdings information to Standard & Poor’s Inc., Thompson Financial Corp., Bloomberg L.P., The McGraw-Hill Companies, Inc., Merrill Corporation, Russell Investment Group, Morningstar, Inc., Institutional Shareholder Services, A.S.A.P. Adviser Services, Headstrong Services, LLC, Lipper, Inc., FactSet Research Systems, Inc., Charles River Systems, Inc., Kurtosys Systems Limited, STP Investment Services, Inc. and Middle Office Solutions, LLC. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).”

Bridgeway Funds may provide information regarding the Funds’ portfolio holdings to shareholders, firms and institutions before their public disclosure is required or authorized as discussed above, provided that: (i) the Chief Compliance Officer of the Fund determines that the Fund has a legitimate business purpose for disclosing the non-public portfolio holdings information to the recipient; and (ii) the recipient signs a written confidentiality agreement that provides that the non-public portfolio holdings information will be kept confidential, will not be used for trading purposes and will not be disseminated or used for any purpose other than the purpose for which it was approved. Persons and entities unwilling to execute a confidentiality agreement that is acceptable to Bridgeway Funds may only receive portfolio holdings information that has otherwise been publicly disclosed. Bridgeway Funds is not compensated for disclosure of portfolio holdings. Non-public portfolio holdings of a Fund’s entire portfolio will not be disclosed to members of the media under any circumstance (although individual holdings may be disclosed to the general public through the media).

Exceptions to, or waivers of, the Funds’ policy on portfolio disclosures may only be made by the Funds’ Chief Compliance Officer and must be disclosed to the Funds’ Board of Directors at its next regularly scheduled quarterly meeting. Bridgeway Funds Disclosure Controls Committee is responsible for reviewing any potential conflict of interest between the interests of the Funds’ shareholders and a third-party with respect to the disclosure of non-public portfolio holdings information prior to its dissemination.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF BRIDGEWAY FUNDS SECURITIES

When issued, Fund shares are fully transferable and redeemable at the option of the Fund in certain circumstances as described in its Prospectus under “How to Sell Shares from Your Account.” All of the Fund’s shares are equal as to earnings, assets, and voting privileges. There is no conversion, pre-emptive or other subscription rights. Under Bridgeway Funds’ Articles of Incorporation, the Board of Directors may authorize the creation of additional series of common stock, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine. Each share of each series of Bridgeway Funds’ outstanding shares is entitled to share equally in dividends and other distributions and in the net assets belonging to that series of Bridgeway Funds on liquidation. Accordingly, in the event of liquidation, each share of common stock is entitled to its portion of all of Bridgeway Funds’ assets after all debts and expenses have been paid. Shares of the various series of Bridgeway Funds do not have cumulative voting rights for the election of Directors.

In matters requiring shareholder approval, each Bridgeway Fund shareholder is entitled to one vote for each share registered in his/her name, and fractional shares entitle the holders to a corresponding fractional vote.

To the extent any person directly or indirectly owns, controls and holds power to vote 25% or more of the outstanding shares of a Fund, they are deemed to have “control” over matters which are subject to a vote of that Fund’s shares.

Shareholders of record owning more than 5% of the outstanding shares of each Bridgeway Fund as of September 30, 2013, are listed in the table below.

Statement of Additional Information - Bridgeway Funds, Inc.	Page 17 of 44

Name	Address	Aggressive Investors 1 Fund	Ultra- Small Company Fund	Ultra- Small Company Market Fund	Small-Cap Momentum Fund	Small- Cap Growth Fund	Small- Cap Value Fund	Large- Cap Growth Fund	Blue Chip 35 Index Fund	Managed Volatility Fund
National Financial Services LLC FBO Our Customers	499 Washington Blvd Attn: Mutual Funds Dept Jersey City, NJ 07310	14.52%	12.86%	15.24%	8.40%	12.31%	14.70%	12.25%	10.80%	8.96%
Charles Schwab & Co. Inc	Attn: Mutual Fund Ops 101 Montgomery St San Francisco, CA 94104-4175	13.86%	—	30.67%	—	16.98%	15.85%	15.97%	8.53%	27.03%
Ameritrade Inc. For the Exclusive Benefit of Our Customers	PO Box 2226 Omaha, NE 68103-2226	8.49%	—	7.73%	58.81%	7.58%	8.56%	20.00%	43.38%	—
Vanguard Brokerage Services	PO Box 1170 Valley Forge, PA 19482-1170	—	—	7.85%	11.54%	—	6.64%	5.73%	—	—
Bridgeway Capital Management, Inc.	20 Greenway Plaza, Ste 450 Houston, TX 77046-2009	—	—	—	11.68%	—	—	—	—	—
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	—	—	—	—	12.56%	5.91%	—	—	—

As of September 30, 2013, the Funds’ Directors and Officers (including, for this purpose, shares owned by the Adviser, which is majority owned and controlled by John Montgomery, a Director and Officer of the Funds) as a group beneficially owned more than 1% of the outstanding shares in the following funds: the Aggressive Investors 1 Fund: 2.20%; the Ultra-Small Company Fund: 2.79%, the Managed Volatility Fund: 8.45% and the Small-Cap Momentum Fund 12.13%. As of September 30, 2013, the Funds’ Directors and Officers (including, for this purpose, shares owned by the Adviser, which is majority owned and controlled by John Montgomery, a Director and Officer of the Funds) as a group beneficially owned less than 1% of the outstanding shares of each of the Ultra-Small Company Market Fund, Small-Cap Growth Fund, Small-Cap Value Fund, Large-Cap Growth Fund and the Blue Chip 35 Index Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Bridgeway Capital Management is a Texas corporation organized in July 1993 to act as investment adviser to all of the Bridgeway Funds and is controlled by John N. R. Montgomery and his family. John is also the Vice President of Bridgeway Funds and a Portfolio Manager on all of the Bridgeway Funds.

From 1985 to 1992 John gained extensive experience managing his own investment portfolio utilizing the techniques he now uses in managing each Bridgeway Fund. Prior to 1985, John served as a research engineer/project manager at the Massachusetts Institute of Technology, and served as an executive with transportation agencies in North Carolina and Texas. He has graduate degrees from both the Massachusetts Institute of Technology and Harvard Graduate School of Business Administration.

Appendix B contains the following information regarding the Portfolio Managers identified in the Funds’ Prospectus: (1) the dollar range of each person’s investments in each series of the Corporation; (2) a description of the person’s compensation structure; and (3) information regarding other accounts managed by such persons and potential conflicts of interest that might arise from the management of multiple accounts.

Subject to the supervision of the Board of Directors, investment advisory, management, and certain administration services are provided by Bridgeway Capital Management to Bridgeway Funds pursuant to Management Agreements most recently approved by the Board on May 10, 2013.

All Management Agreements are terminable by vote of the Board of Directors or by the holders of a majority of the outstanding voting securities of a Fund at any time without penalty, on 60 days’ written notice to the Adviser. The Adviser also may terminate the agreement on 90 days’ written notice to Bridgeway Funds. All Agreements terminate automatically upon assignment (as defined in the 1940 Act).

Statement of Additional Information - Bridgeway Funds, Inc.	Page 18 of 44

By Agreement, the Adviser will waive management fees and/or pay Fund expenses, if necessary, to ensure expense ratios do not exceed the following fiscal year ratios (as a percentage of a Fund’s average daily net assets):

FUND
Aggressive Investors 1 Fund	1.75%
Ultra-Small Company Fund	1.85%
Ultra-Small Company Market Fund	0.75%
Small-Cap Momentum Fund	0.90%[1]
Small-Cap Growth Fund	0.94%
Small-Cap Value Fund	0.94%
Large-Cap Growth Fund	0.84%
Blue Chip 35 Index Fund	0.15%
Managed Volatility Fund	0.94%

[1]	Bridgeway Funds, on behalf of the Small-Cap Momentum Fund, agrees to repay the Adviser any waived fees or expenses assumed for the Small-Cap Momentum Fund in later periods; provided, however, that the repayment shall be payable only to the extent that it (1) can be made during the three years following the time at which the Adviser waived fees or assumed expenses for the Fund under the Agreement, and (2) can be repaid without causing the total annual operating expenses of the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

Under the Management Agreements, the Adviser provides a continuous investment program for Bridgeway Funds by placing orders to buy, sell, or hold particular securities. The Adviser also supervises all matters relating to the operation of Bridgeway Funds, such as corporate officers, operations, office space, equipment, and services. For services provided under the Management Agreements, the Adviser receives an advisory fee.

Aggressive Investors 1 Fund, Small-Cap Growth Fund, Small-Cap Value Fund and Large-Cap Growth Fund each have a fee comprised of a base investment advisory fee that may be adjusted upward or downward depending on the performance of the fund relative to a market index over the past 5 years. The base investment advisory fee and performance adjustment, if applicable, for each fund is described below.

Aggressive Investors 1 Fund

The Advisory Fee consists of a Base Advisory Fee that is subject to a Performance Adjustment. The Base Advisory Fee is computed quarterly at the following annual rate:

(1)	0.90% of the value of the Fund’s average daily net assets up to $250,000,000;

(2)	0.875% of the next $250,000,000 of such assets;

(3)	0.85% of the next $500,000,000 of such assets; and

(4)	0.80% of such assets over $1,000,000,000.

The base advisory fee may be adjusted if the Fund outperforms or underperforms its stated benchmark over a five-year rolling performance period ending on the last day of the quarter (March 31, June 30, September 30 and December 31) that the New York Stock Exchange was open for trading (the “Performance Period”). For example, on June 30, 2009 the relevant five-year period would be from July 1, 2004 through June 30, 2009.

The Performance Adjustment Rate for Aggressive Investors 1 Fund varies with the Fund’s performance as compared to the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) as published after the close of the market on the last day of the Performance Period and will range from an annual rate of -0.70% to 0.70%. The Performance Adjustment Rate will be calculated at an annualized rate of 4.67% of the cumulative difference between the performance of the Fund and that of the Index over the Performance Period, except that there will be no performance adjustment if the cumulative difference between the Fund’s performance and that of the Index is less than or equal to 2.00% (over the Performance Period). The factor of 4.67% assumes that the Adviser will achieve the maximum or minimum of the Performance Adjustment Rate with a cumulative total return difference between the Fund and the Index of plus or minus approximately 15% over the Performance Period (0.70% divided by 15.00% = 4.67%).

For example; assume that the Fund had a cumulative total return of 27.63% for the five-year period through June 30, 2009. During the same period, assume the Index with dividends reinvested had a cumulative total return of 21.21%. Then the Performance Adjustment Rate would be 4.67% times the difference in returns, or 4.67% times (27.63% - 21.21%) = 0.30%.

Statement of Additional Information - Bridgeway Funds, Inc.	Page 19 of 44

The base rate and the performance rate are applied separately. The base rate is applied to the Fund’s average net assets over the most recent quarter, while the performance adjustment is applied to the Fund’s average net assets over the preceding five-year rolling performance period. The corresponding dollar values are then added to arrive at the total advisory fee for the current period.

Continuing with the example above and assuming net assets of up to $250 million, the adjusted Advisory Fee applied to the period of time from April 1, 2009, through June 30, 2009, would be a Base Advisory Fee equal to an annualized rate of 0.90% (the Base Advisory Fee Rate) times the value of the Fund’s average daily net assets in the calendar quarter plus a Performance Adjustment equal to an annualized rate of 0.30% (the Performance Adjustment Rate) times the value of the Fund’s average daily net assets in the five-year Performance Period.

Ultra-Small Company Fund

The Advisory Fee is payable monthly at the following annual rate:

(1)	0.90% of the value of the Fund’s average daily net assets up to $250,000,000;

(2)	0.875% of the next $250,000,000 of such assets;

(3)	0.85% of such assets over $500,000,000.

However, during the period that Ultra-Small Company Fund’s net assets range from $27,500,000 to $55,000,000 the Advisory Fee will be paid as if the Fund had $55,000,000 under management (that is, $55 million times .90% equals $495,000). This is limited to a maximum annualized expense ratio of 1.49% of average net assets.

Ultra-Small Company Market Fund

The Advisory Fee is payable monthly at an annual rate of 0.50% of the value of the Fund’s average daily net assets.

Small-Cap Momentum Fund

The Advisory Fee is payable monthly at an annual rate of 0.55% of the value of the Fund’s average daily net assets.

Small Cap-Growth Fund and Small-Cap Value Fund

The Advisory Fee consists of a Base Advisory Fee that is subject to a Performance Adjustment. The Base Advisory Fee is computed quarterly at an annual rate of 0.60% of the value of the Fund’s average daily net assets.

The base advisory fee may be adjusted if the Fund outperforms or underperforms its stated benchmark over a five-year rolling performance period ending on the last day of the quarter (March 31, June 30, September 30 and December 31) that the New York Stock Exchange was open for trading (the “Performance Period”). For example, on June 30, 2009 the relevant five-year period would be from July 1, 2004 through June 30, 2009.

The Performance Adjustment Rate for Small-Cap Growth Fund varies with the Fund’s performance as compared to the performance of the Russell 2000 Growth Index (the “Index”) as published after the close of the market on the last day of the Performance Period and will range from an annual rate of -0.05% to 0.05%. The Performance Adjustment Rate for Small-Cap Value Fund varies with the Fund’s performance as compared to the performance of the Russell 2000 Value Index (the “Index”) as published after the close of the market on the last day of the Performance Period and will range from an annual rate of -0.05% to 0.05%. The Performance Adjustment Rate will be calculated at an annualized rate of 0.33% of the cumulative difference between the performance of the Fund and that of the Index over the Performance Period, except that there will be no performance adjustment if the cumulative difference between the Fund’s performance and that of the Index is less than or equal to 2.00% (over the Performance Period). The factor of 0.33% assumes that the Adviser will achieve the maximum or minimum of the Performance Adjustment Rate with a cumulative total return difference between the Fund and the Index of plus or minus approximately 15% over the Performance Period (0.05% divided by 15.00% = 0.33%).

For example; assume that the Fund had a cumulative total return of 27.00% for the five-year period through June 30, 2009. During the same period, assume the Index with dividends reinvested had a cumulative total return of 21.00%. Then the Performance Adjustment Rate would be 0.33% times the difference in returns, or 0.33% times (27.00% - 21.00%) = 0.02%.

The base rate and the performance rate are applied separately. The base rate is applied to the Fund’s average net assets over the most recent quarter, while the performance adjustment is applied to the Fund’s average net assets over the preceding five-year rolling performance period. The corresponding dollar values are then added to arrive at the total advisory fee for the current period.

Continuing with the example above, the adjusted Advisory Fee applied to the period of time from April 1, 2009, through June 30, 2009, would be a Base Advisory Fee equal to an annualized rate of 0.60% (the Base Advisory Fee Rate) times the value of the Fund’s average daily net assets in the calendar quarter plus a Performance Adjustment equal to an annualized rate of 0.02% (the Performance Adjustment Rate) times the value of the Fund’s average daily net assets in the five-year Performance Period.

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Large Cap-Growth Fund

The Advisory Fee consists of a Base Advisory Fee that is subject to a Performance Adjustment. The Base Advisory Fee is computed quarterly at an annual rate of 0.50% of the value of the Fund’s average daily net assets.

The base advisory fee may be adjusted if the Fund outperforms or underperforms its stated benchmark over a five-year rolling performance period ending on the last day of the quarter (March 31, June 30, September 30 and December 31) that the New York Stock Exchange was open for trading (the “Performance Period”). For example, on June 30, 2009 the relevant five-year period would be from July 1, 2004 through June 30, 2009.

The Performance Adjustment Rate for Large-Cap Growth Fund varies with the Fund’s performance as compared to the performance of the Russell 1000 Growth Index (the “Index”) as published after the close of the market on the last day of the Performance Period and will range from an annual rate of -0.05% to 0.05%. The Performance Adjustment Rate will be calculated at an annualized rate of 0.33% of the cumulative difference between the performance of the Fund and that of the Index over the Performance Period, except that there will be no performance adjustment if the cumulative difference between the Fund’s performance and that of the Index is less than or equal to 2.00% (over the Performance Period). The factor of 0.33% assumes that the Adviser will achieve the maximum or minimum of the Performance Adjustment Rate with a cumulative total return difference between the Fund and the Index of plus or minus approximately 15% over the Performance Period (0.05% divided by 15.00% = 0.33%).

For example; assume that the Fund had a cumulative total return of 27.00% for the five-year period through June 30, 2009. During the same period, assume the Index with dividends reinvested had a cumulative total return of 21.00%. Then the Performance Adjustment Rate would be 0.33% times the difference in returns, or 0.33% times (27.00% - 21.00%) = 0.02%.

The base rate and the performance rate are applied separately. The base rate is applied to the Fund’s average net assets over the most recent quarter, while the performance adjustment is applied to the Fund’s average net assets over the preceding five-year rolling performance period. The corresponding dollar values are then added to arrive at the total advisory fee for the current period.

Continuing with the example above, the adjusted Advisory Fee applied to the period of time from April 1, 2009, through June 30, 2009, would be a Base Advisory Fee equal to an annualized rate of 0.50% (the Base Advisory Fee Rate) times the value of the Fund’s average daily net assets in the calendar quarter plus a Performance Adjustment equal to an annualized rate of 0.02% (the Performance Adjustment Rate) times the value of the Fund’s average daily net assets in the five-year Performance Period.

Blue Chip 35 Index Fund

The Advisory Fee is payable monthly at an annual rate of 0.08% of the value of the Fund’s average daily net assets.

Managed Volatility Fund

The Advisory Fee is payable monthly at an annual rate of 0.60% of the value of the Fund’s average daily net assets.

Dollar Amounts Paid to the Adviser

For the last three fiscal years ending June 30, 2013 the Adviser earned and waived the following investment advisory fees from each of the Funds.

Portfolio by Fiscal Year	Advisory Fee Per Agreement		Expense Reimbursement	Waived Advisory Fees
Aggressive Investors 1 Fund
6/30/13	$879,841		$0	$0
6/30/12	$(455,064	)*	$0	$0
6/30/11	$(799,711	)*	$0	$0
Ultra-Small Company Fund
6/30/13	$1,009,374		$0	$0
6/30/12	$735,095		$0	$0
6/30/11	$816,528		$0	$0
Ultra-Small Company Market Fund
6/30/13	$1,514,500		$0	$(133,255)
6/30/12	$1,602,764		$0	$(252,574)
6/30/11	$1,943,016		$0	$(135,023)

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Portfolio by Fiscal Year	Advisory Fee Per Agreement	Expense Reimbursement	Waived Advisory Fees
Small-Cap Momentum Fund
6/30/13	$15,656	$(112,837)	$(15,656)
6/30/12	$14,475	$(112,570)	$(14,475)
6/30/11	$13,641	$(87,555)	$(13,641)
Small-Cap Growth Fund
6/30/13	$148,993	$0	$(57,020)
6/30/12	$172,430	$0	$(51,402)
6/30/11	$245,287	$0	$(17,669)
Small-Cap Value Fund
6/30/13	$388,925	$0	$0
6/30/12	$408,616	$0	$(36,268)
6/30/11	$520,866	$0	$0
Large-Cap Growth Fund
6/30/13	$198,174	$0	$(28,916)
6/30/12	$200,139	$0	$(38,927)
6/30/11	$243,135	$0	$(8,387)
Blue Chip 35 Index Fund
6/30/13	$249,915	$(126,066)	$(249,915)
6/30/12	$254,031	$(176,844)	$(254,031)
6/30/11	$234,974	$(121,986)	$(234,974)
Managed Volatility Fund
6/30/13	$146,770	$0	$(99,738)
6/30/12	$153,426	$0	$(125,149)
6/30/11	$190,919	$0	$(90,013)

*	The management fee for the Fund for the fiscal years ending June 30, 2012 and June 30, 2011 is negative due to the negative performance adjustment of the investment management fee under its performance-based management fee structure.

SERVICE AGREEMENTS

Administrative Services Agreement

The Adviser has entered into an Administrative Services Agreement with Bridgeway Funds pursuant to which the Adviser provides various administrative services to the Funds including, but not limited to: (i) supervising and managing various aspects of the Funds’ business and affairs; (ii) selecting, overseeing and/or coordinating activities with other service providers to the Funds; (iii) providing reports to the Board as requested from time to time; (iv) assisting and/or reviewing amendments and updates to the Funds’ registration statement and other filings with the SEC; (v) providing certain shareholder services; (vi) providing administrative support in connection with meetings of the Board of Directors; and (vii) providing certain recordkeeping services. For its services to the Funds, the Adviser is paid an aggregate annual fee of $535,000 (the “Fee”). The Fee is payable in equal monthly installments and is charged to each Fund on a pro rata basis based on the average daily net assets of each Fund. The Administrative Services Agreement provides that it will continue in effect until terminated by either Bridgeway Funds or the Adviser on 60 days’ written notice.

In the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties under the Administrative Services Agreement on the part of the Adviser, the Adviser is not subject to liability to the Bridgeway Funds or to any shareholder for any act or omission in the course of, or connected with, rendering services under the Administrative Services Agreement.

Other Service Providers

Fund Administration, Transfer Agency and Fund Accounting Services. Effective February 20, 2010, Bridgeway Funds entered into an Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 760 Moore Road, King of Prussia, Pennsylvania 19406, whereby BNY Mellon provides various administrative and accounting services to the Funds, including, but not limited to, daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and

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regulatory reports, and presentation of quarterly reports to the Board of Directors. In addition, BNY Mellon acts as transfer agent for the Funds. For fund accounting and administration services, Bridgeway Funds pays to BNY Mellon administration fees with respect to each Fund, computed daily and paid monthly, at annual rates some of which are based on fixed rates per Fund and some of which are based on the average daily net assets of each Fund. In addition, BNY Mellon receives fees for providing transfer agency services to the Funds.

Custodian. The Bank of New York Mellon, One Wall Street, New York, New York 10286, is custodian of all securities and cash of the Fund. Under the terms of the Custody Agreement, The Bank of New York Mellon maintains the portfolio securities of the Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on securities held by the Fund and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any depreciation of assets. Bridgeway Funds has made arrangements with BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) to serve as custodian for Individual Retirement Accounts (“IRAs”).

Independent Registered Public Accounting Firm. Bridgeway Funds’ independent registered public accounting firm is responsible for auditing the financial statements of the Fund. The Board of Directors has selected BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, as the independent registered public accounting firm to audit the Fund’s financial statements.

Legal Counsel. Stradley Ronon Stevens & Young, LLP, 1250 Connecticut Ave., N.W., Suite 500, Washington DC 20036, acts as legal counsel to the Funds and Adviser.

DISTRIBUTION OF FUND SHARES

Shares of the Funds are distributed primarily through mutual fund marketplaces. You may also purchase shares directly from the Fund. The Fund has entered into a Distribution Agreement with Foreside Fund Services, LLC (the “Distributor”), located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, dated as of November 12, 2010. Under its agreement with the Fund, the Distributor acts as the agent of the Fund in connection with the offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for the distribution of shares of the Fund. The Distributor receives no compensation for its distribution services. Shares are sold with no sales commission; accordingly, the Distributor receives no sales commissions.

The Funds also have authorized one or more brokers to receive purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Orders placed by customers of such brokers, or such broker’s authorized designee, will be priced at the Fund’s net asset value next computed after they are received by the customer’s authorized broker, or such broker’s authorized designee, and accepted by the Funds. The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services, which may include staff members of the Adviser serving as registered representatives of the Distributor to facilitate distribution of Fund shares.

Rule 12b-1 Plan

On October 15, 1996, Bridgeway Funds’ shareholders approved a 12b-1 Plan that permitted the Adviser to pay up to 0.25% of each series’ average daily assets for sales and distribution of shares of each of the series comprising Bridgeway Funds, Inc. In this plan, the Adviser agreed to pay directly all distribution costs associated with Class N shares, which is currently the only class of shares outstanding. This plan has been re-approved each year by the Independent Directors.

The Adviser pays all 12b-1 fees up to 0.25% on all Class N shares. Shareholders of Class N shares therefore pay no 12b-1 fees.

On October 1, 2003, Bridgeway Funds’ shareholders approved modification of the 12b-1 Plan to permit selected Funds to add additional classes of Fund shares with a maximum 0.25% 12b-1 fee. This fee is payable by shareholders who purchase Fund shares through distribution channels that charge distribution and account servicing fees versus “no or low cost” alternatives. Currently, there are no classes of Fund Shares subject to this 12b-1 fee.

The 12b-1 Plan was approved with respect to the Small-Cap Momentum Fund by Bridgeway Funds’ Board of Directors on February 12, 2010 and by its sole initial shareholder prior to launch of the Small-Cap Momentum Fund.

Currently, none of the Bridgeway Funds has a class of shares where shareholders pay a 12b-1 fee.

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12b-1 Fees

If there were any 12b-1 fees paid, they would pay for the following:

For reimbursement and/or to compensate brokers, dealers, and other financial intermediaries, such as banks and other institutions, for administrative and accounting services rendered to support this Plan for the accounts of Fund shareholders who purchase and redeem their shares through such banks or other institutions.

FUND TRANSACTIONS AND BROKERAGE

The Adviser determines which securities are bought and sold, the total amount of securities to be bought or sold, the broker or dealer (“broker”) through which the securities are to be bought or sold, and the commission rates, if any, at which transactions are effected for the Funds. Subject to the investment objectives established for each Fund, the Adviser selects brokers on the basis of price and execution, consistent with its duty to seek “best execution.” In selecting a broker for a particular transaction, the Adviser considers the fees and expenses to be charged by the broker and the efficiency of the broker. Where multiple competing markets (or exchanges) exist for listed stocks, the Adviser makes sure that the security is executed on the best market (or exchange, or by the best market maker). In seeking best execution, the Adviser considers all factors it deems relevant, including, but not limited to: (1) quality of overall execution services provided by the broker; (2) promptness of execution; (3) promptness and accuracy of oral, hard copy or electronic reports of execution; (4) ease of use of the broker’s order entry system; (5) the market where the security trades; (6) any expertise the broker may have in executing trades for the particular type of security; (7) commission and other fees charged by the broker; (8) reliability of the broker; (9) size of the order; (10) whether the broker can maintain and commit adequate capital when necessary to complete trades; and (11) whether the broker can respond during volatile market periods.

The Adviser does not consider a broker’s sales of shares of the Funds when determining whether to select such broker to execute portfolio transactions for the Funds. The Adviser does not receive any compensation from brokers. The Adviser’s present policy is to (1) conduct essentially all of its own financial research and (2) not to participate in any soft dollar commission arrangements.

In its three most recent fiscal years ending June 30, 2013, Bridgeway Funds paid brokerage commissions as follows:

Fund	6/30/2013	6/30/2012	6/30/2011
Aggressive Investors 1 Fund	$176,266	$60,726	$70,203
Ultra-Small Company Fund	$228,049	$198,352	$210,128
Ultra-Small Company Market Fund	$349,811	$371,668	$455,073
Large-Cap Growth Fund	$7,560	$8,042	$12,357
Small-Cap Momentum Fund	$4,515	$3,947	$3,949
Small-Cap Value Fund	$46,093	$44,376	$121,919
Small-Cap Growth Fund	$18,537	$21,769	$48,664
Blue Chip 35 Index Fund	$34,307	$37,012	$21,934
Managed Volatility Fund	$14,101	$15,192	$14,250
Total	$879,239	$761,084	$958,477

The Adviser’s present policy is to (1) conduct essentially all of its own financial research and (2) not to participate in any soft dollar commission arrangements.

SECURITY SELECTION PROCESS

The equity securities in which Bridgeway Funds invests consist of common stock, although it reserves the right to purchase securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities, or warrants, if such securities are deemed to be undervalued significantly and their purchase is appropriate in furtherance of each Fund’s objective as determined by the Adviser.

The rating of any convertible preferred stocks, convertible debt, or other debt securities held by Bridgeway Funds will be in the highest three levels of “investment-grade,” that is, rated A or better by either Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Rating Services, a division of the McGraw-Hill Companies, Inc. (“S&P”), or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bridgeway Funds may also invest in the following debt securities: (1) those which are direct obligations of the U.S. Treasury (e.g., Treasury Bonds or Bills), (2) those supported by the full faith and credit of the United States (e.g., “GNMA” certificates) and (3) those supported by the right of the issuer to borrow from the U.S. Treasury (e.g., “FNMA” securities).

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The Managed Volatility Fund may invest a portion of its fixed-income securities in bonds below investment grade. Non-investment grade debt obligations (“lower-quality securities”) include (1) bonds rated as low as C by Moody’s, S&P and comparable ratings of other nationally recognized statistical rating organizations (“NRSROs”); (2) commercial paper rated as low as C by S&P, not Prime by Moody’s, and comparable ratings of other NRSROs; and (3) unrated debt obligations of comparable quality. Lower quality securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative and present a significant risk for loss of principal and interest.

It is expected that short-term money market securities would normally represent less than 10% of Bridgeway Funds’ total assets. However, in the event future economic or financial conditions adversely affect equity securities of the type described above, Bridgeway Funds may take a temporary, defensive investment position and invest all or part of its assets in such short-term money market securities. These short-term instruments include securities issued or guaranteed by the U.S. Government and agencies thereof.

DISCLAIMER—CENTER FOR RESEARCH IN SECURITY PRICES

Ultra-Small Company Market Fund and Ultra-Small Company Fund are not sponsored, sold, promoted, or endorsed by University of Chicago’s Center for Research in Security Prices (“CRSP”), the organization that created and maintains the CRSP Cap-Based Portfolio 9 Index and the CRSP Cap-Based Portfolio 10 Index. CRSP makes no representation or warranty, express or implied, about the advisability of investing in securities generally, or in Bridgeway Funds specifically. CRSP has no obligation or liability with respect to Bridgeway Funds or its shareholders.

ALLOCATION OF INVESTMENT DECISIONS AND TRADES TO CLIENTS

In addition to serving as the investment adviser for the various Bridgeway Funds, Bridgeway Capital Management serves as investment adviser for other clients such as institutions, other mutual funds, high net worth individuals, pension and profit sharing plans, corporations, trusts, estates, charitable/non-profit organizations and government entities.

The Adviser has adopted Portfolio Management Process and Trade Allocation and Aggregation Policies (“Portfolio Management and Trading Policies”) to reasonably ensure investment opportunities and trades are allocated fairly and equitably among clients (including the Funds) over time. In general, investment opportunities are made available to all clients that are eligible to participate and where such investment opportunities are deemed appropriate for the specific client. The following factors are considered when allocating investment opportunities: (i) each client’s investment objectives; (ii) investment model(s) results; (iii) the degree to which the account is actively or passively managed; (iv) current account holdings; (v) each client’s available cash and/or cash needs; (vi) the client’s borrowing ability; and (vii) the client’s tax situation.

The Adviser may deviate from its standard trade allocation methodologies if, in the opinion of the Adviser, the methodology would result in unfair or inequitable treatment to some or all of its clients over time, or in response to specific overriding instructions from the client (provided the deviation is not harmful to other clients).

NET ASSET VALUE

The net asset value (“NAV”) of Fund shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (“NYSE”, currently 4:00 p.m. Eastern time) each business day that the Exchange is open for business. If the NYSE begins an after-hours trading session, the Board of Directors will set closing price procedures. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. However, the Exchange may close on days not included in that announcement.

The net asset value per share of each Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of the Fund’s shares outstanding at such time.

Other than options, each security owned by a fund that is traded on a national securities exchange is valued at its last sale on the principal exchange on which it is traded prior to the close of the NYSE. If such security is traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”), it is valued at the NASDAQ Official Closing Price. If there are no sales on the home exchange or NASDAQ, as the case may be, the security will be valued at its current bid price (long position) or ask price (short positions.) In the event that a long and short position is owned by a Bridgeway Fund, the security will be valued using the mean of the bid and ask prices on that day. Long-term debt securities are valued on the basis of valuations furnished by a pricing vendor that utilizes both dealer-supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.In the event that a non-NYSE exchange extends the hours of its regular trading session, securities primarily traded on that exchange will be priced as of the close of the extended session. If a security price from two pricing sources is different (within a degree of materiality), the administrator will obtain a price from a third independent source. If the third source price is the same as the price obtained from the primary pricing source, that price will be used. Otherwise, the Adviser will be notified by the administrator and the Adviser will assign a fair value.The administrator will not re-price the Fund based on a later security closing price that may be reported, for example, in the next day’s newspaper or by notification by the Exchange.

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In determining NAV, each Fund’s assets are valued primarily on the basis of market quotations as described above. In cases of trading halts or in other circumstances when quotations are not readily available or are deemed unreliable for a particular security, the fair value of the security will be determined based on procedures established by the Board of Directors. Specifically, if a market value is not available or is deemed unreliable for a security, the security will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

REDEMPTION IN KIND

Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemption requests by any shareholders exceed such amounts, the Fund shall have the option of redeeming the excess in cash or in kind, whereby a shareholder will receive securities, saving transaction costs relative to buying the securities on the open market. Redemption requests may be paid in kind if payment of such requests in cash would be detrimental to the interests of the remaining shareholders of a Fund. By redeeming in kind, the Fund will save the transaction costs associated with selling quickly, improve cash flow and potential interest and may improve tax efficiency. In addition, shareholders may request to redeem securities in kind for redemption requests above or below $250,000 or 1% of net assets of a Fund during any 90 day period. Such redemption in kind requests are subject to approval by the Fund’s Treasurer or her designee. If the redemption in kind is denied, the redemption will be made in cash. Any redemption in kind will be effected at approximately the shareholder’s proportionate share of the Fund’s current net assets, so the redemption will not result in the dilution of the interests of the remaining shareholders. Any shareholder request for a redemption in kind, including a denial of a request, will be reported to the Funds’ Board, usually at the same meeting in which quarterly transactions are reviewed. Share redemptions which are requested and made “in kind” will have the 2% redemption fee waived; typically, these would be for larger redemptions of at least $100,000.

TAXATION

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxation” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

(i) Distribution Requirement—the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

(ii) Income Requirement—the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

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(iii) Asset Diversification Test—the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. While the Fund presently intends to make cash distributions (including distributions reinvested in Fund shares) for each taxable year in an aggregate amount at least sufficient to satisfy the Distribution Requirement, the Fund reserves the right to use equalization accounting (in lieu of making cash dividends) to both eliminate federal income and excise tax as well as to satisfy the Distribution Requirement. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those

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realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below). A “qualified late year loss” includes:

(i) any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and

(ii) the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

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Distributions of net investment income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “Qualified dividend income for individuals” and “Dividends-received deduction for corporations.”

Distributions of capital gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions - Investments in U.S. REITs” below).

Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Alternative Minimum Tax. Alternative minimum tax (“AMT”) is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer’s alternative minimum taxable income (“AMTI”) over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation’s AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer’s adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

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Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

U.S. government securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax. The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Fund Shares

Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Cost basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account.

When required to report cost basis, the Fund will calculate it using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. For additional information regarding the Fund’s available cost basis reporting methods, including its default method, please contact the Fund. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund’s default method for covered shares.

If you do not notify the Fund of your elected cost basis method upon the later of January 1, 2012 or the initial purchase into your account, the default method will be applied to your covered shares.

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The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Internal Revenue Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However, the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund.

Please refer to the Fund’s website at www.bridgeway.com for additional information.

Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Additional Information on Portfolio Instruments, Strategies, Risks and Investment Policies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

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The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions - Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors - Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.

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Investment in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is

Statement of Additional Information - Bridgeway Funds, Inc.	Page 33 of 44

issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Investments in securities of uncertain tax character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Backup Withholding

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. After such sunset date, short-term capital gains are taxable to non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

Interest-related dividends. With respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting is based on an

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estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Fund to report, and the Fund reserves the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property. The Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Fund or by a U.S. REIT or U.S. real property holding corporation in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•	The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution attributable directly or indirectly to a sale or exchange of a USRPI if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.

•	If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•	In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by the Fund before January 1, 2014 (unless such provision is extended or made permanent). After such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

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U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA. An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

PERFORMANCE INFORMATION

Total Return

Average annual total return quotations, used in Bridgeway Funds’ printed materials, for the one-, five-, and ten-year periods (when available) ended on the date of the most recent balance sheet included in the registration statement are determined by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value, by the following formula:

P (1 + T) n = ERV

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where “P” equals hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-years periods, at the end of the one-, five- and ten-year periods (or fractional portion thereof).

Total return after taxes on distributions is computed according to the following formula:

P (1 + T) (n) = ATV (D)

Where “P” = a hypothetical initial payment of $1,000; “T” = average annual total return (after taxes on distribution); “n” = number of years, and ATV (d) = the ending value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P (1 + T) (n) = ATV (DR)

Where “P” = a hypothetical initial payment of $1,000; “T” = average annual total return (after taxes on distributions and redemption); “n” = number of years and ATV (dr) = the ending value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions and redemption.

As of June 30, 2013

	1 Year	5 Year	10 Years or Since Inception (if less)
Total Return Before Taxes on Distributions
Aggressive Investors 1 Fund	31.92%	(2.53%)	5.71%
Ultra-Small Company Fund	42.85%	10.67%	10.80%
Ultra-Small Company Market Fund	29.95%	8.52%	8.85%
Small-Cap Momentum Fund	22.31%	N/A	15.17	%*
Small-Cap Growth Fund	29.92%	1.73%	4.43	%**
Small-Cap Value Fund	32.49%	5.06%	7.60	%***
Large-Cap Growth Fund	23.06%	4.20%	5.62	%****
Blue Chip 35 Index Fund	20.89%	8.44%	6.52%
Managed Volatility Fund	7.23%	2.66%	4.50%

	1 Year	5 Year	10 Years or Since Inception (if less)
Total Return After Taxes on Distributions
Aggressive Investors 1 Fund	31.67%	(2.90%)	4.92%
Ultra-Small Company Fund	42.83%	10.48%	9.35%
Ultra-Small Company Market Fund	26.05%	7.20%	8.00%
Small-Cap Momentum Fund	18.94%	N/A	12.81	%*
Small-Cap Growth Fund	29.92%	1.71%	4.41	%**
Small-Cap Value Fund	32.01%	4.87%	7.50	%***
Large-Cap Growth Fund	22.81%	4.07%	5.54	%****
Blue Chip 35 Index Fund	20.39%	8.02%	6.10%
Managed Volatility Fund	7.16%	2.14%	3.97%

Statement of Additional Information - Bridgeway Funds, Inc.	Page 37 of 44

	1 Year	5 Year	10 Years or Since Inception (if less)
Total Return After Taxes on Distributions and Sale of Fund Shares
Aggressive Investors 1 Fund	18.37%	(1.94%)	4.94%
Ultra-Small Company Fund	24.27%	8.43%	8.99%
Ultra-Small Company Market Fund	22.06%	6.69%	7.28%
Small-Cap Momentum Fund	14.69%	N/A	11.19	%*
Small-Cap Growth Fund	16.94%	1.33%	3.51	%**
Small-Cap Value Fund	18.99%	3.95%	6.18	%***
Large-Cap Growth Fund	13.44%	3.28%	4.51	%****
Blue Chip 35 Index Fund	12.62%	6.69%	5.19%
Managed Volatility Fund	4.21%	1.99%	3.46%

*	The Small-Cap Momentum Fund’s inception was May 28, 2010.
**	The Small-Cap Growth Fund’s inception was October 31, 2003.
***	The Small-Cap Value Fund’s inception was October 31, 2003.
****	The Large-Cap Growth Fund’s inception was October 31, 2003.

Any disclosure will also include the length of and the last day in the period used in computing the quotation and a description of the method by which average total return is calculated. The time periods used in sales literature, under the foregoing formula, will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the sales literature for publication. Average annual total return, or “T” in the formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Other Information

Bridgeway Funds’ performance data quoted in sales and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in Bridgeway Funds will fluctuate, and an investor’s redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials, Bridgeway Funds may compare its performance with data published by Lipper Analytical Services, Inc. (“Lipper”), or Morningstar, Inc. (“Morningstar”); Fund rankings and other data, such as comparative asset, expense, and fee levels, published by Lipper, Morningstar, or Bloomberg; and advertising and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money, Forbes, Value Line, Business Week, Financial Word and Barron’s.

GENERAL INFORMATION

As of the date of this SAI, Bridgeway Funds is authorized to issue 1,915,000,000 shares of common stock, $.001 par value (the “Common Stock”). It is not contemplated that regular annual meetings of shareholders will be held. No amendment may be made to the Articles of Incorporation without the affirmative vote of the holders of more than 50% of Bridgeway Funds’ outstanding shares. There normally will be no meetings of shareholders for the purpose of electing Directors unless and until such time as the Board is comprised of less than a majority of the Directors holding office having been elected by shareholders, at which time the Directors then in office will call a shareholders’ meeting for the election of Directors. The Bridgeway Funds has undertaken to afford shareholders certain rights, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. Such removal can be effected upon the action of two-thirds of outstanding Bridgeway Funds shares. The Directors are required to call a meeting of shareholders for the purpose of voting on the question of removal of any Director when requested in writing to do so by shareholders of record of not less than 10% of Bridgeway Funds’ outstanding shares. The Directors will then, if requested by the applicants (i.e., the shareholders applying for removal of the Director), mail the applicant’s communication to all other shareholders, at the applicant’s expense.

FINANCIAL STATEMENTS

A copy of each Fund’s annual report, including the report of BBD, LLP, the Fund’s independent registered public accounting firm, may be obtained without charge upon written request by writing the Fund, or by calling 800-661-3550.

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APPENDIX A – PROXY VOTING POLICY

BRIDGEWAY CAPITAL MANAGEMENT, INC.

PROXY VOTING POLICY

As Amended – March 5, 2012

I. Overview

This proxy voting policy (the “policy”) is designed to provide reasonable assurance that proxies are voted in the clients’ best interest, when the responsibility for voting client proxies rests with Bridgeway Capital Management, Inc. (“BCM” or “Adviser”). BCM has engaged Institutional Shareholder Services (“ISS”), a third party proxy voting agent, to research proxy proposals, provide vote recommendations and vote proxies on behalf of the firm. BCM has adopted the ISS Social Advisory Services SRI U.S. Proxy Voting Guidelines (“SRI Guidelines”) for all domestic U.S. proxy issues and the ISS Social Advisory Services SRI International Proxy Voting Guidelines (“SRI International Guidelines”) for all non-domestic proxy issues.

BCM has instructed ISS to vote in accordance with the SRI Guidelines for all domestic proxy issues with the exception of proxy proposals related to the election of directors where ISS will only vote for director slates when there is a woman and an ethnic minority on the board and/or up for election on the proxy. If those requirements are met, ISS will vote in accordance with the SRI Guidelines. Likewise, BCM has instructed ISS to vote in accordance with the SRI International Guidelines for all non-domestic proxy issues with the exception of proxy proposals related to the election of directors where ISS will refer all non-domestic director proposals to BCM to be voted in the best interest of BCM’s clients. In cases where the SRI Guidelines do not address a specific proxy proposal, BCM has adopted the ISS U.S. Corporate Governance Policy (“Standard Guidelines”) and has instructed ISS to vote in accordance with the Standard Guidelines. BCM’s Chief Compliance Officer (“CCO”) maintains copies of the SRI Guidelines, the SRI International Guidelines and the Standard Guidelines which are incorporated herein by reference. To the extent the SRI Guidelines, SRI International Guidelines and the Standard Guidelines do not address a proxy proposal but ISS has done research to address the issue, ISS will vote proxies in the best interest of BCM’s clients.

BCM has instructed ISS to vote as described above unless the following conditions apply:

1.	BCM’s Investment Management Team has decided to override the ISS vote recommendation for a client based on its own determination that the client would best be served with a vote contrary to the ISS recommendation. Such decision will be documented by BCM and communicated to ISS; or

2.	ISS does not provide a vote recommendation, in which case BCM will independently determine how a particular issue should be voted. In these instances, BCM, through its Investment Management Team, will document the reason(s) used in determining a vote and communicate BCM’s voting instruction to ISS.

BCM’s Investment Operations Team is responsible for ensuring compliance with this policy. Compliance is responsible for reviewing this policy on a regular basis and ensuring this policy complies with applicable rules. Questions regarding this policy should be directed to the Investment Operations Partner In Charge.

II. Record Retention Requirements

ISS shall maintain the following proxy voting records:

A.	Proxy statements received regarding client securities. Electronic statements, such as those maintained on EDGAR or by a proxy voting service are acceptable;

B.	Records of proxy votes cast on behalf of each client for a period of five years.

BCM shall maintain the following required proxy voting records:

A.	Documents prepared by BCM that were material to making the decision of how to vote proxies on behalf of a client,

B.	Records of clients’ written or oral requests for proxy voting information, including a record of the information provided by BCM,

C.	Historical records of votes cast on behalf of each client, and

D.	Current and historical proxy voting policies and procedures.

BCM will keep records in accordance with its Books and Records Policy.

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III. Conflicts of Interest

A.	Overview

Unless BCM votes a proxy proposal as described under Section I. above, BCM does not address material conflicts of interest that could arise between BCM and its clients related to proxy voting matters. Since BCM relies on ISS to cast proxy votes independently, as described above, BCM has determined that any potential conflict of interest between BCM and its clients is adequately mitigated.

However, when BCM is involved in making the determination as to how a particular proxy proposal will be voted, the Investment Management Team member will consult with the CCO to determine if any potential material conflicts of interest exist or may exist that require consideration before casting a vote. For purposes of this policy, material conflicts of interest are defined as those conflicts that a reasonable investor would view as important in making a decision regarding how to vote a proxy. The CCO in consultation with the Investment Management Team will determine whether the proxy may be voted by BCM, whether to seek legal advice, or whether to refer the proxy to the client(s) (or another fiduciary of the client(s)) for voting purposes.

Additionally, ISS monitors its conflicts of interest in voting proxies and has provided the firm a written summary report of its due diligence compliance process which includes information related to ISS’ conflicts of interest policies, procedures and practices. BCM will review updates from time to time to determine whether ISS conflicts of interest may materially and adversely affect BCM’s clients and, if so, whether any action should be taken as a result.

IV. Loaned Securities

As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Investment Management Team is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

V. Disclosure

A.	The Adviser will disclose in its Form ADV Part 2A that clients may contact the Adviser in order to obtain information on how the Adviser voted such client’s proxies, and to request a copy of this policy. If a client requests this information, Investment Operations, will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about: (1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client’s proxy.

B.	A concise summary of this Proxy Voting Policy will be included in the Adviser’s Form ADV Part 2A, and will be updated whenever this policy is updated.

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APPENDIX B – PORTFOLIO MANAGERS

The following provides information regarding the Portfolio Managers identified in the Funds’ Prospectus: (1) the dollar range of their investments in each Bridgeway Fund; (2) a description of their compensation structure; and (3) information regarding other accounts managed by them and potential conflicts of interest that might arise from the management of multiple accounts.

INVESTMENTS IN THE FUNDS

(As of June 30, 2013)

The table below provides the dollar range of investments in each series of the Bridgeway Funds directly or indirectly owned by John Montgomery, Chief Investment Officer and Portfolio Manager for all of the Bridgeway Funds.

Fund	Investments Held Individually or Jointly with Spouse (1)	Bridgeway Capital Management’s Ownership of Fund Shares (2)	Total
Aggressive Investors 1 Fund	Over $1,000,000	$100,001 - $500,000	Over $1,000,000
Ultra-Small Company Fund	Over $1,000,000	$100,001 - $500,000	Over $1,000,000
Ultra-Small Company Market Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Small-Cap Momentum Fund	$10,001 - $50,000	$500,001 - $1,000,000	$500,001 - $1,000,000
Small-Cap Growth Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Small-Cap Value Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Large-Cap Growth Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Blue Chip 35 Index Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Managed Volatility Fund	$500,001 - $1,000,000	Over $1,000,000	Over $1,000,000
Omni Small-Cap Value Fund[3]	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Omni Tax-Managed Small-Cap Value Fund[3]	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000

1	This column reflects investments in a Fund’s shares owned directly by Mr. Montgomery or beneficially owned by Mr. Montgomery (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). Mr. Montgomery is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Montgomery controls the Adviser due to the level of his stock ownership in the Adviser and also has or shares investment control over the Adviser’s investments. As a result, under Rule 16a-1(a)(2) of the Securities Exchange Act of 1934, he is deemed to beneficially own the investments made by the Adviser in shares of the Funds. This column reflects the Adviser’s total investments in shares of the Funds managed by Mr. Montgomery. Note, however, that Mr. Montgomery only owns 66% of the outstanding shares of the Adviser.

3	The Omni Small-Cap Value Fund and the Omni Tax-Managed Small-Cap Value Fund are described in a different prospectus and statement of additional information.

The table below provides the dollar range of investments in each Bridgeway Fund owned by Elena Khoziaeva and Michael Whipple, each of whom is a Portfolio Manager that has joint and primary responsibility for the day-to-day management of all of the Bridgeway Funds. The table also provides the dollar range of investments in the Managed Volatility Fund owned by Richard P. Cancelmo, Jr., a Portfolio Manager for the Managed Volatility Fund. Further, the table provides the dollar range of investments in Omni Tax-Managed Small-Cap Value Fund, Omni Small-Cap Value Fund, Small-Cap Momentum Fund, Blue Chip 35 Index Fund and Ultra-Small Company Market Fund owned by Christine L. Wang, another Portfolio Manager for those Funds.

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Fund and Name of Portfolio Manager	Dollar Range of Investments in Each Fund (1) (2)
AGGRESSIVE INVESTORS 1 FUND
Elena Khoziaeva	$100,001 - $500,000
Michael Whipple	$10,001 - $50,000
ULTRA-SMALL COMPANY FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$50,001 - $100,000
ULTRA-SMALL COMPANY MARKET FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$1 - $10,000
Christine L. Wang	None
SMALL-CAP MOMENTUM FUND
Elena Khoziaeva	None
Michael Whipple	$1 - $10,000
Christine L. Wang	$1 - $10,000
SMALL-CAP GROWTH FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$1 - $10,000
SMALL-CAP VALUE FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$1 - $10,000
LARGE-CAP GROWTH FUND
Elena Khoziaeva	$10,001 - $50,000
Michael Whipple	$1 - $10,000
BLUE CHIP 35 INDEX FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$10,001- $50,000
Christine L. Wang	$1 - $10,000
MANAGED VOLATILITY FUND
Richard P. Cancelmo, Jr.	$100,001 - $500,000
Elena Khoziaeva	$10,001 - $50,000
Michael Whipple	$1 - $10,000
OMNI TAX-MANAGED SMALL-CAP VALUE FUND
Elena Khoziaeva	$10,001 - $50,000
Michael Whipple	None
Christine L. Wang	$1 - $10,000
OMNI SMALL-CAP VALUE FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$1 - $10,000
Christine L. Wang	$1 - $10,000

1	This column reflects investments in a Fund’s shares owned directly by the Portfolio Manager, or beneficially owned by the Portfolio Manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A Portfolio Manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Cancelmo, Ms. Khoziaeva, Mr. Whipple and Ms. Wang participate in ownership of the Adviser due to their participation in the Adviser’s Employee Stock Ownership Program (“ESOP”). As a result, each of them indirectly owns a portion of the investments made by the Adviser in shares of the Bridgeway Funds. As of December 31, 2012, the Adviser owned shares of the eleven Bridgeway Funds. These indirect amounts are not reflected in the table above.

DESCRIPTION OF COMPENSATION STRUCTURE

The objective of the Adviser’s compensation program is to provide pay and long-term compensation for its employees (who are all referred to as “partners”) that is competitive with the mutual fund/investment advisory market relative to the Adviser’s size and geographical location. The Adviser evaluates competitive market compensation by reviewing compensation survey results conducted by independent third parties involved in investment industry compensation.

The Portfolio Managers, including John Montgomery, Elena Khoziaeva, Michael Whipple, Richard P. Cancelmo, Jr. and Christine L. Wang, participate in a compensation program that includes a base salary that is fixed annually, bonus and long-term incentives. Each Portfolio Manager’s base salary is a function of review of market salary data for their respective role and an assessment of individual execution of responsibilities related to goals, integrity, team work, and leadership. Profit sharing bonuses are driven by company performance versus publicly traded peers and/or company profit goals, and an assessment of individual execution of responsibilities related to goals. The Adviser’s profitability is primarily affected by a) assets under management, b) management fees, for which some actively managed accounts have performance based fees relative to stock market benchmarks, c) operating costs of the Adviser and d) because the Adviser is an “S” Corporation, the amount of distributions to be made by the Adviser to its shareholders at least sufficient to satisfy the payment of taxes due on the Adviser’s income that is taxed to its shareholders under subchapter S of the Internal Revenue Code.

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Fund performance impacts overall compensation in two broad ways. First, generally assets under management increase with positive long-term performance. An increase in assets increases total management fees and likely increases the Adviser’s profitability (although certain funds do not demonstrate economies of scale and other funds have management fees which reflect economies of scale to shareholders). Second, certain Bridgeway Funds have performance-based management fees that are a function of trailing five-year before-tax performance of each Fund relative to its specific market benchmark. Should each such Fund’s performance exceed the benchmark, the Adviser may make more total management fees and increase its profitability. On the other hand, should each such Fund’s performance lag the benchmark, the Adviser may experience a decrease in profitability.

Finally, all Portfolio Managers participate in long-term incentive programs including a 401(k) Plan and ownership programs in the Adviser. Portfolio Managers (as well as all of the Adviser’s partners) participate in an Employee Stock Ownership Program or Phantom Stock Program of the Adviser or both. The value of this ownership is a function of the profitability and growth of the Adviser. The Adviser is an “S” Corporation with John Montgomery as the majority owner. Therefore, he does not participate in the ESOP, but the value of his ownership stake is impacted by the profitability and growth of the Adviser. However, by policy of the Adviser, John Montgomery may only receive distributions from the Adviser in an amount equal to the taxes incurred from his corporate ownership due to the “S” corporation structure.

Historically, the Adviser has voluntarily disclosed the annual compensation of John Montgomery, Chief Investment Officer and Portfolio Manager for all of the Bridgeway Funds. Annual compensation for each of the three calendar years ended December 31, 2012 includes a salary plus a SEP/IRA/401(k) contribution. John Montgomery’s cash compensation component was $608,182, $614,389 and $584,509 for 2010, 2011 and 2012, respectively. The SEP/IRA/401(k) contribution for John Montgomery was $12,500 in each of the three years ended December 31, 2012. These figures are based on the Adviser’s audited financial records and individual W-2 forms.

As an “S” Corporation, Bridgeway Capital Management, Inc.’s federal taxes are paid at the individual rather than corporate level. Bridgeway Capital Management, Inc. distributes an amount to Bridgeway Capital shareholders to cover these taxes at the maximum individual tax rate. These distributions are not included in this table.

OTHER MANAGED ACCOUNTS

(As of June 30, 2013)

The Adviser’s Portfolio Managers use statistical investment models which are used in connection with the management of certain Bridgeway Funds as well as other mutual funds for which the Adviser acts as sub-adviser and other separate accounts managed for organizations and individuals. The following chart reflects information regarding other accounts (excluding the Bridgeway Fund(s)) for which each Portfolio Manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.

Richard Cancelmo, Jr. does not manage any other accounts. Christine L. Wang manages 1 registered investment company account with $35,123,067 in assets, which does not have a performance fee. She also manages 2 other accounts with $5,040,468 in assets which do not have performance fees. The information in the chart below relates to John Montgomery, Elena Khoziaeva and Michael Whipple.

	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE
Registered Investment Companies	6	$456,541,250	—	$—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	31	$218,746,837	12	$38,145,148

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one fund or other account. Set forth below is a description of material conflicts of interest that may arise in connection with a Portfolio Manager who manages multiple funds and/or other accounts:

•	The management of multiple funds and/or other accounts may result in a Portfolio Manager devoting varying periods of time and attention to the management of each fund and/or other account. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The Adviser believes this problem may be significantly mitigated by Bridgeway’s use of statistical models.

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•	If a Portfolio Manager identifies an investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. Accordingly, the Adviser has developed guidelines to address the priority order in allocating investment opportunities.

•	At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the funds or other accounts for which he or she exercises investment responsibility, or may decide that certain of the funds or other accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may place separate transactions for one or more funds or other accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other funds or accounts.

•	With respect to securities transactions for the funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. The Adviser may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account. The Adviser seeks to mitigate this problem through a random rotation of order in the allocation of executed trades.

•	With respect to securities transactions for the funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser or its affiliates may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account.

•	The appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance based management fee or other differing fee structure, which relates to the management of one fund or other account but not all funds and accounts with respect to which a Portfolio Manager has day-to-day management responsibilities.

The Adviser and the Funds have adopted certain compliance policies and procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

BWY-SAI-13

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BRIDGEWAY FUNDS, INC.

Omni Small-Cap Value Fund (BOSVX)

Omni Tax-Managed Small-Cap Value Fund (BOTSX)

Statement of Additional Information

Dated October 31, 2013

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus (the “Prospectus”) of the Omni Small-Cap Value Fund and the Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and collectively, the “Funds”), each a series of Bridgeway Funds, Inc. (“Bridgeway Funds” or the “Corporation”), dated October 31, 2013, as may be supplemented from time to time. A copy of the Prospectus may be obtained directly from Bridgeway Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9860 Providence, RI 02940-8060, by telephone 800-661-3550 or from our website at www.bridgewayomni.com. Each Fund’s audited financial statements, included in its most recent annual report to shareholders, is expressly incorporated by reference and made part of this SAI.

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HISTORY OF BRIDGEWAY FUNDS

The Corporation is a Maryland corporation, incorporated under the name Bridgeway Fund, Inc. on October 19, 1993. The Board of Directors of the Corporation approved formally changing the Corporation’s name to Bridgeway Funds, Inc. on June 25, 2003. The Corporation is organized as an open-end, registered investment company. This SAI relates only to two of the series of the Corporation – the Omni Small-Cap Value Fund and the Omni Tax-Managed Small-Cap Value Fund. Each Fund has its own investment objective and is a diversified fund as defined in the Investment Company Act of 1940 (the “1940 Act”). Bridgeway Capital Management, Inc. (the “Adviser”, or “Bridgeway Capital Management”) is the investment adviser of each Fund.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS, STRATEGIES, RISKS AND INVESTMENT POLICIES

The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectus discusses the Funds’ principal investment strategies, investment techniques and risks. Therefore, you should carefully review the Funds’ Prospectus. This SAI contains information about non-principal investment strategies the Funds may use, as well as further information about certain principal strategies that are discussed in the Prospectus. If any percentage restriction or requirement described below, except for the illiquid securities restriction, is satisfied at the time of investment, a later increase or decrease in such percentage that results from a relative change in value or from a change in a Fund’s total assets, will not constitute a violation of such restriction or requirement.

Stock Index Futures

The Funds may take temporary, long, stock index futures positions to offset the effect of cash held for future investing or for potential redemptions. For example, assume a Fund was 96% invested in stocks and 4% in cash, and it wanted to maintain 100% exposure to market risk, but wanted to defer investment of this cash to a future date. A Fund could take a long position in stock index futures provided that the underlying value of securities represented by the futures did not exceed the amount of Fund cash.

Securities Lending

The Funds may lend their securities to brokers or dealers, provided any such loans are continuously secured in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral on a current basis must equal or exceed the market value of the loaned securities, and the Funds must be able to terminate such loans upon notice at any time. As a general matter, securities on loan will not be recalled to facilitate proxy voting. However, the Funds can exercise their right to terminate a securities loan in order to preserve their right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Funds continue to receive the equivalent of the interest earned or dividend payments paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral that may be invested in accordance with each Fund’s investment objectives, policies, and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. If the borrowing broker failed to perform, the Funds might experience delays in recovering its assets (even though fully collateralized); the Funds would bear the risk of loss from any interim change in securities prices. However, the Funds will make loans of its securities only to those firms Bridgeway Capital Management, Inc. (the “Adviser”) deems creditworthy and only on terms the Adviser believes compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Funds. Any gain or loss in the market value of a security during the loan period accrues to the Fund that loaned the security.

Investment of Securities Lending Collateral

The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics, including: bank obligations; commercial paper; repurchase agreements; and U.S. government securities. These types of investments are described elsewhere in the SAI. Collateral may also be invested in an unaffiliated money market mutual fund or institutional money market trust.

Registered Investment Companies

Each Fund may invest up to 10% of the value of its total assets in securities of other investment companies (except as otherwise indicated below under “Exchange-Traded Funds”). Each Fund may invest in any type of investment company consistent with the Fund’s investment objective and policies. The Funds will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company’s total outstanding voting securities, securities issued by such

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company would have an aggregate value in excess of 5% of the Fund’s total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund’s total assets. To the extent the Funds invest in other investment companies, the shareholders of the Funds would indirectly pay a portion of the operating costs of the investment companies. Notwithstanding the limitations described above, a Fund may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, the Fund’s Adviser must waive its advisory fee in an amount necessary to offset the amounts paid. Investments in unregistered money market funds also are subject to certain other limitations as described in Rule 12d1-1 of the 1940 Act.

Exchange-Traded Funds

The Funds may purchase shares of exchange-traded funds (“ETFs”). ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like stocks throughout the day, the Funds may invest in ETFs in order to place short-term cash in market-based securities instead of short-term cash instruments, achieve exposure to a broad basket of securities in a single transaction, or for other reasons. Under certain circumstances, the Funds may invest more than 10% of their net assets in certain ETFs, subject to their investment objectives, policies and strategies as described in the Prospectus.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e. one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade above or below their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and the Funds pay only customary brokerage fees to buy and sell ETF shares.

Liquidity Risk

Liquidity risk exists when a Fund, by itself or together with other accounts managed by the Adviser, holds a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Borrowing

Each Fund may obtain short-term borrowing from banks as may be necessary from time to time due, but not limited, to such events as: large dividend payments; failed trades; the clearance of purchases and sales of portfolio securities; and securities on loan. The Funds will be required to pay interest to the lending banks on amounts borrowed which may increase expenses and reduce their returns.

Redemption Risk

A Fund’s possible need to sell securities to cover redemptions could, at times, force it to dispose of positions on a disadvantageous basis. The Adviser manages this risk in the following ways:

•	by strongly discouraging investment by market timers and other investors who would sell in a market downturn,

•	by short term borrowing,

•	by limiting exposure to any one security, and

•	by maintaining some very liquid stocks.

Asset Segregation and Cover

Each of the Funds may engage in certain transactions that may give rise to a form of leverage. Such transactions may include, among others, borrowing, loans of portfolio securities, short sales, selling financial futures contracts and certain types of options transactions. The use of derivatives also may give rise to leverage. To help address the leverage, each Fund will segregate or “earmark” a certain amount of liquid assets or otherwise engage in certain transactions that offset the exposure from these types of transactions.

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U.S. Government Securities

The U.S. Government securities in which the Funds may invest include direct obligations of the U.S. Treasury, such as Treasury Bills, Notes, and Bonds, and obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States, such as Government National Mortgage Association (“GNMA”) certificates, securities that are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks, and securities supported solely by the credit worthiness of the issuer, such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) securities.

Closed-End Funds

Each Fund may also invest up to 5% of its total assets in closed-end mutual funds. These securities may sell at a premium or discount to the net asset value of their underlying securities. While gaining further diversification through such investments, the Funds will bear the additional volatility and risk that, in addition to changes in value of the underlying securities in the closed-end funds, there may be additional increase or decrease in price due to a change in the premium or discount in their market prices. Investments in closed-end funds are also subject to the limitations described above for investing in registered investment companies.

Foreign Securities

Each Fund may invest up to 15% of its total assets in foreign securities. For purposes of such Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S. The term “foreign securities” would also include American Depository Receipts (“ADRs”) issued by companies that meet the preceding criteria. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.

Foreign securities carry incremental risk associated with: (1) currency fluctuations; (2) restrictions on, and costs associated with, the exchange of currencies; (3) difficulty in obtaining or enforcing a court judgment abroad; (4) reduced levels of publicly available information concerning issuers; (5) restrictions on foreign investment in other jurisdictions; (6) reduced levels of governmental regulation of foreign securities markets; (7) difficulties in transaction settlements and the effect of this delay on shareholder equity; (8) foreign withholding taxes; (9) political, economic, and similar risks, including expropriation and nationalization; (10) different accounting, auditing, and financial standards; (11) price volatility; and (12) reduced liquidity in foreign markets where the securities also trade. While some of these risks are reduced by investing only in ADRs and foreign securities listed on American exchanges, even these foreign securities may carry substantial incremental risk.

Illiquid Securities

Under current Securities and Exchange Commission (“SEC”) guidelines, each Fund may invest up to 15% of its net assets in illiquid securities. The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount a Fund has valued the securities. A fund that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 or certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Interfund Borrowing and Lending Program

Pursuant to an exemptive order issued by the SEC dated May 16, 2006, a Fund may lend money to, and borrow money for temporary purposes from, other funds advised by the Fund’s investment adviser, Bridgeway Capital Management, Inc. Generally a Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called or not renewed.

Swaps - Total Return Swaps

Each Fund may enter into total return swaps. This gives a Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Adviser.

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Limited Liability Companies

The Funds may purchase securities of entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States. These securities are comparable to common or preferred stock.

Interests in Publicly Traded Limited Partnerships

The Funds may also invest in interests in publicly traded limited partnerships (limited partnership interests or units) which represent equity interests in the assets and earnings of the partnership’s trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. For example, income generated from limited partnerships deemed not to be ‘publicly traded’ will be treated as ‘qualifying income’ under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) only to the extent such income is attributable to items of income of the limited partnership that would be qualifying income if realized directly by the Fund (e.g., interest income). Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in a Fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

Bank Obligations

Bank obligations include certificates of deposit, bankers’ acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

Commercial Paper

Commercial paper is a short-term unsecured promissory note issued by a U.S. or foreign corporation in order to finance its current operations. Generally the commercial paper or its guarantor will be rated within the top two rating categories by a NRSRO, or if not rated, is of comparable quality.

Repurchase Agreements

Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which a Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with the Fund’s custodian or subcustodian if the value of the securities purchased should decrease below their resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. The Fund’s Adviser reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

Real Estate Investment Trusts

The Funds will not invest in real estate directly. The Funds may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties;

Statement of Additional Information – Bridgeway Funds, Inc. (Omni Funds)	Page 5 of 38

risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code.

Statistical Approach

The Adviser uses a statistically driven approach to manage the Funds and resists overriding the stock selections with qualitative or subjective data. However, the Adviser may exclude stocks based on certain narrow social reasons including, but not limited to, if the issuer of the stock: (i) is a target of Sudan divestiture; (ii) is principally engaged in the tobacco industry; or (iii) is substantially engaged in the production or trade of pornographic material. The number of such companies in the Adviser’s universe is currently significantly less than one half of one percent, and is thus seen by the Adviser as “de minimus”.

Temporary Defensive Position

In the event future economic or financial conditions adversely affect equity securities of the type described above, the Funds may take a temporary, defensive investment position and invest all or part of their assets in short-term money market securities. These short-term instruments include securities issued or guaranteed by the U.S. Government and agencies thereof.

Portfolio Turnover

The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. A Fund’s portfolio turnover will fluctuate based on particular market conditions and stock valuations. The Omni Tax-Managed Small-Cap Value Fund’s portfolio turnover rate for the fiscal year ended June 30, 2012 was 26% and the portfolio turnover rate for the fiscal year ended June 30, 2013 was 34%. The Omni Small-Cap Value Fund’s portfolio turnover rate for the fiscal period from August 31, 2011 (commencement of operations) through June 30, 2012 was 8% and the portfolio turnover rate for the fiscal year ended June 30, 2013 was 34%.

INVESTMENT POLICIES AND RESTRICTIONS

Each Fund has adopted the following restrictions (in addition to those indicated in its Prospectus) as fundamental policies that cannot be changed without approval of a majority of its outstanding voting securities. As defined in the 1940 Act, this means the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

As indicated in the following list, each Fund may not:

1.	Purchase securities on margin, except short-term credits that may be necessary for the clearance of transactions.

2.	Make short sales of securities or maintain a short position if such sales or positions exceed 20% of the Fund’s total assets under management.

3.	Borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit.

4.	Invest in options or futures in individual stocks if the aggregate initial margins and premiums required for establishing such non-hedging positions exceed 5% of net assets. In addition, the Funds may not invest in any options (unless otherwise noted in the Prospectus) but may invest in futures of stock market indices and individual stocks as described in the Prospectus. For purposes of calculating the 5% limit, options and futures on individual stocks are excluded as long as the equivalent stock position in the underlying stock meets all other investment restrictions.

5.	Invest in options or futures on individual commodities.

6.	Buy or sell real estate, real estate limited partnership interests or other interest in real estate (although it may purchase and sell securities that are secured by real estate and securities or companies which invest or deal in real estate.)

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7.	Make loans (except for purchases of publicly traded debt securities consistent with the Fund’s investment policies and pursuant to cash borrowing and lending agreements between and among the Funds whose shareholders have authorized such agreements); however, the Fund may lend its securities to others on a fully collateralized basis as permitted by the SEC.

8.	Make investments for the purpose of exercising control or management.

9.	Act as an underwriter of securities of other issuers.

10.	Invest 25% or more of its total assets (calculated at the time of purchase and taken at market value) in any one industry. For purposes of this calculation, Standard Industrial Classification (SIC) Codes are used to determine into which industry a company falls.

11.	As to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities), or purchase more than 10% of all outstanding voting securities of any one issuer.

Each Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal and state regulatory authorities. Non-fundamental restrictions may be changed without shareholder approval.

Each Fund may not:

12.	Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class).

13.	Invest in securities of any issuer if, to the knowledge of the Fund, any of its Officers or Directors, or those of the Adviser, owns more than 1/2 of 1% of the outstanding securities of such issuer, and such Directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

14.	Purchase any warrants.

15.	Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

CLOSED FUND STATUS DEFINITIONS

The Adviser may recommend that the Funds be closed to new investments from time to time to better control asset flows and levels.

COMMODITY EXCHANGE ACT EXCLUSION

Bridgeway Funds has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to each Fund and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA. To remain eligible for this exclusion, each of the Funds must comply with certain limitations, including limits on trading in commodity investments, and restrictions on the manner in which a Fund may market its commodity interests trading activities.

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MANAGEMENT OF BRIDGEWAY FUNDS

Directors and Officers

These are the Directors and Officers of the Corporation, their business address, and principal occupations during the past five years.

Independent Directors

Name, Address [1] and Age	Position(s) Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
Kirbyjon Caldwell Age 60	Director	Term: 1 Year Length: 2001 to Present.	Senior Pastor of Windsor Village United Methodist Church, since 1982.	Eleven	American Church Mortgage Company, NRG Energy Inc., Amegy Bancshares Advisory Board.

Karen S. Gerstner Age 58	Director	Term: 1 Year Length: 1994 to Present.	Principal, Karen S. Gerstner & Associates, P.C., since 2004.	Eleven	None

Miles Douglas Harper, III* Age 51	Director	Term: 1 Year Length: 1994 to Present.	Partner, Carr, Riggs & Ingram, LLC, since 2013; Partner, Gainer Donnelly, LLP, since 1998 to 2013 upon merger with Carr, Riggs & Ingram, LLC.	Eleven	Calvert Social Investment Fund (8 Portfolios) Calvert Social Index Series, Inc. (1 Portfolio) Calvert Impact Fund (4 Portfolios) Calvert World Values Fund (3 Portfolios).

Evan Harrel Age 52	Director	Term: 1 Year Length: 2006 to Present.	Executive Director, Small Steps Nurturing Center, 2004 through May 2012; Strategic Advisor, Small Steps Nurturing Center, since June 2012.	Eleven	None

*	Independent Chairman

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“Interested” Directors

Name, Address [1] and Age	Positions Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
Michael D. Mulcahy [2] Age 50	President and Director	Term: 1 year Length: 2003 to present.	President and Chief Operating Officer, Bridgeway Capital Management, Inc., 10/2010 – present; President, Bridgeway Funds, 6/05 – present. Director, Secretary and Vice President, Bridgeway Capital Management, Inc., 2002 – 10/2010.	Eleven	None

John N. R. Montgomery [3] Age 58	Vice President and Director	Term: 1 year Length: 1993 to present.	Chairman, Bridgeway Capital Management, Inc., 10/2010 – present; Vice President, Bridgeway Funds, 6/05 – present. President, Bridgeway Funds, 11/1993 – 6/05. President, Bridgeway Capital Management, Inc., 1993 – 10/2010.	Eleven	None

Officers

Richard P. Cancelmo Jr. Age 55	Vice President	Term: 1 year Length: 2004 to present.	Vice President, Bridgeway Funds, 11/2004 – present. Staff Member, Bridgeway Capital Management, Inc., since 2000.		None

Linda G. Giuffré Age 52	Treasurer and Chief Compliance Officer	Term: 1 year Length: 2004 to present.	Chief Compliance Officer, Bridgeway Capital Management, Inc., 12/04 to present; Staff member, Bridgeway Capital Management, Inc., 5/04 to present.		None

Deborah L. Hanna Age 48	Secretary	Term: 1 year Length: 2007 to present.	Self employed, accounting and related projects for various organizations, 2001 – present.		None

Sharon Lester Age 58	Vice President	Term: 1 year Length: 2011 to present.	Staff Member, Bridgeway Capital Management, Inc., 12/2010 to present. Prior to 12/2010, Director of Portfolio Operations, Invesco.		None

[1]	The address of all of the Directors and Officers of Bridgeway Funds is 20 Greenway Plaza, Suite 450, Houston, Texas, 77046.
[2]	Michael Mulcahy is a director and officer of Bridgeway Capital Management, Inc., and therefore an interested person of the Funds.
[3]	John Montgomery is chairman, director and majority shareholder of Bridgeway Capital Management, Inc., and therefore an interested person of the Funds.

Statement of Additional Information – Bridgeway Funds, Inc. (Omni Funds)	Page 9 of 38

Fund Leadership Structure

The overall oversight of the business and affairs of the Corporation is vested with its Board of Directors (the “Board”). However, the day-to-day management of the Funds’ operations are the responsibility of the Adviser. The Board approves all significant agreements between Bridgeway Funds and persons or companies furnishing services to it, including Agreements with its Adviser and Custodian. The day-to-day operations of Bridgeway Funds are delegated to its Officers, subject to its investment objectives and policies and general supervision by the Board.

The Board of Directors is composed of four Independent Directors and two Interested Directors. Miles Harper, an Independent Director, is Chairman of the Board of Directors. The Board believes that having a super majority of Independent Directors is in the best interests of the Funds. Mr. Harper is the primary liaison between the Board and management and oversees the affairs of the Board. Mr. Harper participates in setting Board meeting agenda items and presides over the regular formal meetings of the Board of Directors. Separate meetings of the Independent Directors are held in advance of each regularly scheduled Board meeting where various matters, including those considered at such regular Board meeting are discussed. The Board has determined that this leadership structure provides both operational efficiencies and independent oversight to the Funds given its specific characteristics and circumstances.

The Board has an Audit Committee, which is comprised only of Independent Directors. The Audit Committee has adopted a charter. Its members are Miles Douglas Harper, III, Independent Chairman of the Board and Chairman of the Audit Committee, Kirbyjon Caldwell, Karen S. Gerstner and Evan Harrel (all Independent Directors). The purposes of the Audit Committee are to: (i) oversee the Corporation’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Corporation; (ii) oversee the Corporation’s financial statements and the independent audit thereof; (iii) oversee, or assist, as appropriate, in the oversight of the Corporation’s compliance with legal and regulatory requirements that relate to the Corporation’s accounting and financial reporting, internal controls over financial reporting and independent audits; (iv) evaluate the independence of the Corporation’s independent auditors and approve their selection; and (v) to report to the full Board of Directors on its activities and recommendations. The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Corporation’s shareholders. In addition, the Committee provides ongoing oversight of the Corporation’s independent auditors, including meeting with the auditors at least once each fiscal year. The Audit Committee met four times in fiscal year 2013.

The Board also has a Nominating and Corporate Governance Committee and such committee has adopted a charter. Its members are Miles Douglas Harper, III, Independent Chairman of the Board, Kirbyjon Caldwell, Karen S. Gerstner, who is the Chairperson of the Nominating and Corporate Governance Committee, and Evan Harrel (all Independent Directors.) The Committee’s responsibilities include, but are not limited to: (1) evaluating, from time to time, the appropriate size of the Board, and recommending any increase or decrease in the size of the Board; (2) recommending any changes in the composition of the Board so as to best reflect the objectives of the 1940 Act, the Corporation and the Board; (3) establishing processes for developing candidates for Independent Board members and for conducting searches with respect thereto; (4) coordinating the Board’s annual self-assessment; and (5) recommending and selecting to the Independent Board members (a) a slate of Independent Board members to be elected at shareholder meetings, or (b) nominees to fill Independent Board member vacancies on the Board, where and when appropriate. The Nominating and Corporate Governance Committee met once in fiscal year 2013.

The Nominating and Corporate Governance Committee shall also consider recommendations for Independent Director nominees submitted to it by shareholders (a “Qualifying Shareholder”) that (i) own of record, or beneficially through a financial intermediary, $10,000 or more of a Fund’s shares; (ii) has been a shareholder of $10,000 or more of a Fund’s shares for 12 months or more prior to submitting the recommendation to the Nominating and Corporate Governance Committee; and (iii) provides a written notice to the Nominating and Corporate Governance Committee containing the following information: (1) the name and address of the Qualifying Shareholder making the recommendation; (2) the number of shares of the Fund that are owned of record and beneficially by such Qualifying Shareholder, and the length of time that such shares have been so owned by the Qualifying Shareholder; (3) a description of all relationships, arrangements and understandings between such Qualifying Shareholder and any other person(s) (naming such person(s)) pursuant to which the recommendation is being made; (4) the name, age, date of birth, business address and residence address of the person(s) being recommended; (5) such other information regarding each person recommended by such Qualifying Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the Securities and Exchange Commission had the nominee been nominated by the Board; (6) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act; and (7) the written consent to serve as a Director of the Fund of each person recommended if so nominated and elected/appointed.

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Board Oversight of Corporation Risk

The Board has not established a standing risk committee. Rather, the Board requires the Adviser to report to the full Board, on a regular and as-needed basis, on actual and potential risks to each Fund and the Corporation as a whole. As a result, the day-to-day management of the Funds’ operations, including risk management, is the responsibility of the Adviser, subject to oversight by the Board. For instance, the Adviser reports to the Board on the various elements of risk, including investment risk, credit risk, liquidity risk and operational risk, as well as overall business risks relating to the Funds. In addition, the Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board’s Independent Directors, provides presentations to the Board at its quarterly meetings and an annual report to the Board concerning compliance matters. The CCO also communicates particularly significant compliance-related issues to the Board in between Board meetings. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (“Compliance Policies”). The Board has approved the Compliance Policies, which seek to reduce risks relating to the possibility of non-compliance with the federal securities laws. The CCO also regularly discusses the relevant risk issues affecting the Corporation and its Funds during private meetings with the Independent Directors, including concerning the Adviser, as applicable.

Experience of Directors

Described below for each Director are specific experiences, qualifications, attributes, or skills that support a conclusion that he or she should serve as a Director of the Corporation as of the date of this SAI and in light of the Corporation’s business and structure. The role of an effective Director inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Director may exercise judgment and reach conclusions in fulfilling his or her duties and fiduciary obligations. It is believed that the specific background of each Director evidences those abilities and is appropriate to his or her serving on the Corporation’s Board of Directors. Further information about each Director is set forth in the table above describing the business activities of each Director during the past five years.

Mr. Harper has been a Director of the Corporation since 1994 and served as Chairman of the Board since 2004. He has also served as Chair of the Audit Committee of the Board since the Committee’s inception. In addition, Mr. Harper is a partner and CPA in the firm of Carr, Riggs & Ingram, LLC and has been, and currently serves as, an independent director of several funds in the Calvert Family of Mutual Funds. Those positions have provided Mr. Harper with a strong background in the areas of accounting, finance, control systems and the operations of a mutual fund complex.

Ms. Gerstner has been a Director of the Corporation since 1994. She has also served as Chair of the Nominating and Corporate Governance Committee of the Board since the Committee’s inception. Ms. Gerstner is a principal and founder of Karen S. Gerstner & Associates, P.C., a law firm specializing in estate planning and probate. Her service on the Board since 1994 and years as a practicing attorney have provided Ms. Gerstner with knowledge of the operations and business of the Corporation and its Funds and have called upon her to exercise leadership and analytical skills.

Mr. Caldwell has been a Director of the Corporation since 2001. He has been the Senior Pastor of Windsor Village United Methodist Church since 1982 and has previously served and continues to serve as a member of various public company boards. His service on the Board since 2001 and years of service on other boards as well as his other professional experiences have provided Mr. Caldwell with considerable background in business, board operations, ministry and community development as well as knowledge of the operations and business of the Corporation and its Funds.

Mr. Harrel has been a Director of the Corporation since 2006. From 2004 to 2012, Mr. Harrel served as the Executive Director of Small Steps Nurturing Center, a non-profit organization. Prior to that, Mr. Harrel was a Senior Portfolio Manager at AIM Management, an investment adviser to many mutual funds. His experience as a Board member has provided him with knowledge of the operations and business of the Corporation and its Funds. Moreover, his experience as a Portfolio Manager has provided him with extensive experience in investments, portfolio management, investment risks and the operations of an investment adviser.

Mr. Montgomery has been a Director since the Corporation’s inception in 1993. He is the Chairman of the Adviser, which he founded in 1993. Mr. Montgomery is the Chief Investment Officer and Portfolio Manager for all of the Funds. His experience as a Board member has provided him with knowledge of the operations and business of the Corporation and its Funds. Moreover, his experience as a Portfolio Manager has provided him with extensive experience in investments, portfolio management, investment risks and the operations of an investment adviser.

Mr. Mulcahy has been a Director of the Corporation since 2003. He has also served as President of the Corporation since 2005 and President of the Adviser since 2010. Prior to his employment with the Adviser, Mr. Mulcahy was a Vice President at Hewlett-Packard and prior to that he was a consultant with McKinsey & Company, a global management consulting firm. His experience as a Board member has provided him with knowledge of the operations and business of the Corporation and its Funds. Moreover, his previous and current experience have provided him with considerable background in business, board operations, business development, strategy and the operations of an investment adviser.

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Ownership of Fund Shares by Directors

Ownership of Shares of Bridgeway Funds1 as of December 31, 2012

Name of Director	Dollar Range of Equity Securities in Bridgeway Funds as of 12/31/2012	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies as of 12/31/2012
Kirbyjon Caldwell		Over $100,000
Aggressive Investors 1	$50,001 - $100,000
Ultra-Small Company	Over $100,000
Managed Volatility	$10,001 - $50,000
Karen Gerstner		Over $100,000
Aggressive Investors 1	Over $100,000
Ultra-Small Company	Over $100,000
Small-Cap Growth	$1 - $10,000
Small-Cap Value	$1 - $10,000
Large-Cap Growth	$1 - $10,000
Blue Chip 35 Index	Over $100,000
Managed Volatility	Over $100,000
Miles Douglas Harper, III *		Over $100,000
Ultra-Small Company Fund	Over $100,000
Managed Volatility	$10,001 - $50,000
Evan Harrel		Over $100,000
Aggressive Investors 1	Over $100,000
Managed Volatility	$50,001 - $100,000
John N. R. Montgomery		Over $100,000
Aggressive Investors 1	Over $100,000
Ultra-Small Company	Over $100,000
Ultra-Small Company Market	$10,001 - $50,000
Small-Cap Momentum	$10,001 - $50,000
Small-Cap Growth	$10,001 - $50,000
Small-Cap Value	$10,001 - $50,000
Large-Cap Growth	$10,001 - $50,000
Blue Chip 35 Index	$10,001 - $50,000
Managed Volatility	Over $100,000
Omni Small-Cap Value	$10,001 - $50,000
Omni Tax-Managed Small-Cap Value	$10,001 - $50,000
Michael D. Mulcahy		Over $100,000
Aggressive Investors 1	Over $100,000
Ultra-Small Company	Over $100,000
Ultra-Small Company Market	$1 - $10,000
Small-Cap Value	$10,001 - $50,000
Blue Chip 35 Index	$10,001 - $50,000

*	Independent Chairman
[1]	The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund are described in this prospectus and statement of additional information. Other Bridgeway Funds listed in the table above are described in a different prospectus and statement of additional information.

Statement of Additional Information – Bridgeway Funds, Inc. (Omni Funds)	Page 12 of 38

Compensation

The Corporation pays an annual retainer of $14,000 and fees of $6,000 per Board meeting, Committee meeting or combination meeting, to each Independent Director. The retainer is paid quarterly (one quarter of retainer is paid each quarter). Such Directors are reimbursed for any expenses incurred in attending meetings and conferences as well as expenses for subscriptions or printed materials. Compensation for the fiscal year ended June 30, 2013, was as follows:

Name of Director	Aggregate Compensation from Bridgeway Funds [1]	Pension or Retirement Benefits Accrued as Part of Bridgeway Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Directors
Kirbyjon Caldwell	$38,000	$0	$0	$38,000
Karen Gerstner *	$45,000	$0	$0	$45,000
Miles Douglas Harper, III **	$46,500	$0	$0	$46,500
Evan Harrel	$44,000	$0	$0	$44,000
John N. R. Montgomery	$0	$0	$0	$0
Michael D. Mulcahy	$0	$0	$0	$0

[1]	The Independent Directors received this compensation in the form of shares of Bridgeway Funds, credited to his or her account.
*	The Chairperson of the Nominating and Corporate Governance Committee receives an additional $1,000 annual retainer fee.
**	Independent Chairman receives an additional $2,500 annual retainer fee.

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisers Act of 1940, the Adviser has adopted a Code of Ethics that applies to the personal trading activities of its staff members. The Corporation also adopted the same Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics establishes standards for personal securities transactions by staff members covered under the Code of Ethics. The Code of Ethics seeks to ensure that securities transactions by staff members are consistent with the Adviser’s fiduciary duty to its clients and to ensure compliance with legal requirements and the Adviser’s standards of business conduct. Under the Code of Ethics, staff members have a duty at all times to place the interests of shareholders above their own, and never to take inappropriate advantage of their position. To help prevent conflicts of interest, all staff members must comply with the Code of Ethics, which imposes restrictions on the purchase or sale of securities for their own accounts and the accounts of certain affiliated persons. Among other things, the Code of Ethics requires pre-clearance (in certain circumstances) and monthly reporting of all personal securities transactions, except for certain exempt transactions and exempt securities. In addition, the Adviser has adopted policies and procedures concerning the misuse of material non-public information that are designed to prevent insider trading by any staff member.

Copies of the Code of Ethics are on file with and publicly available from the SEC.

In addition to the stringent Code of Ethics described above, putting investors’ long-term interests first is the cornerstone of the Adviser’s unique culture and core business values of integrity, performance, cost efficiency, and service. The Adviser seeks to build a collaborative organization committed to investment stewardship and positive impact in the community. In keeping with that, the Adviser is committed to donating at least 50% of its investment advisory fee profits to non-profit organizations. Our organization stresses process, results, and values that matter, rather than titles and status. Staff members are paid commensurate with performance and market salary scales, but subject to the following cap: the total compensation of the highest-paid staff member cannot be more than seven times that of the lowest-paid staff member.

PROXY VOTING POLICIES

The Corporation’s Board of Directors has approved the delegation of the authority to vote proxies relating to the securities held in the portfolios of the Fund to the Adviser after the Board reviewed and considered the proxy voting policies and procedures used by the Adviser. Please refer to Appendix A of this SAI for the Adviser’s Proxy Voting Policy.

The Corporation’s proxy voting record for the most recent 12-month period ended June 30, is available without charge, upon request, by calling 800-661-3550, and is also available on the SEC website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

Bridgeway Funds’ Board of Directors has adopted, on behalf of the Corporation, a policy relating to the disclosure of portfolio holdings information. The policy relating to the disclosure of the Funds’ portfolio securities is designed to protect shareholder interests and allow disclosure of portfolio holdings information where necessary to the Fund’s operation without compromising the integrity or

Statement of Additional Information – Bridgeway Funds, Inc. (Omni Funds)	Page 13 of 38

performance of the Fund. It is the policy of the Corporation that disclosure of a Fund’s portfolio holdings to a select person or persons prior to the release of such holdings to the public (“selective disclosure”) is prohibited, unless there are legitimate business purposes for selective disclosure and the recipient is obligated to keep the information confidential and not to trade on the information provided.

Bridgeway Funds discloses portfolio holdings information as required in its regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, Bridgeway Funds will disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports on Form N-CSR and filings of Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Bridgeway Funds currently makes its portfolio holdings publicly available on its website, http://www.bridgewayomni.com, or on the SEC’s website, http://www.sec.gov, as disclosed in the following table:

Information Posting	Frequency of Disclosure	Date of Disclosure
Complete Portfolio Holdings	Quarterly	43 calendar days following the completion of each calendar quarter*
Top 10 Portfolio Holdings	Quarterly	7 calendar days after the end of each calendar quarter*

*	Unless this day falls on a weekend or market holiday, in which case it will be the following business day.

If the Funds’ portfolio holdings information is made available on Bridgeway Funds’ website, the scope of such information may change from time to time without notice. The Funds’ Adviser or its affiliates may include each Fund’s portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

The Funds may distribute or authorize the distribution of information about the Funds’ portfolio holdings that is not publicly available for legitimate business purposes, provided that such disclosure is approved by the Chief Compliance Officer, to its third party service providers, which include The Bank of New York Mellon, the custodian; BNY Mellon Investment Servicing (US) Inc., the administrator, accounting agent and transfer agent; BBD, LLP, the Funds’ independent registered public accounting firm; Stradley Ronon Stevens & Young, LLP, legal counsel; and the Funds’ financial printer. The Funds currently have ongoing arrangements to disclose portfolio holdings information to Standard & Poor’s Inc., Thompson Financial Corp., Bloomberg L.P., The McGraw-Hill Companies, Inc., Merrill Corporation, Russell Investment Group, Morningstar, Inc., Institutional Shareholder Services, A.S.A.P. Adviser Services, Headstrong Services, LLC, FactSet Research Systems, Inc., Charles River Systems, Inc., Kurtosys Systems Limited, STP Investment Services, Inc., Middle Office Solutions, LLC and Lipper, Inc. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).”

The Funds may provide information regarding the Funds’ portfolio holdings to shareholders, firms and institutions before their public disclosure is required or authorized as discussed above, provided that: (i) the Chief Compliance Officer of the Fund determines that the Fund has a legitimate business purpose for disclosing the non-public portfolio holdings information to the recipient; and (ii) the recipient signs a written confidentiality agreement that provides that the non-public portfolio holdings information will be kept confidential, will not be used for trading purposes and will not be disseminated or used for any purpose other than the purpose for which it was approved. Persons and entities unwilling to execute a confidentiality agreement that is acceptable to the Fund may only receive portfolio holdings information that has otherwise been publicly disclosed. Bridgeway Funds is not compensated for disclosure of portfolio holdings. Non-public portfolio holdings of the Fund’s entire portfolio will not be disclosed to members of the media under any circumstance (although individual holdings may be disclosed to the general public through the media).

Exceptions to, or waivers of, the Funds’ policy on portfolio disclosures may only be made by the Funds’ Chief Compliance Officer and must be disclosed to the Funds’ Board of Directors at its next regularly scheduled quarterly meeting. Bridgeway Funds Disclosure Controls Committee is responsible for reviewing any potential conflict of interest between the interests of the Funds’ shareholders and a third-party with respect to the disclosure of non-public portfolio holdings information prior to its dissemination.

Statement of Additional Information – Bridgeway Funds, Inc. (Omni Funds)	Page 14 of 38

CONTROL PERSONS AND PRINCIPAL HOLDERS OF BRIDGEWAY FUNDS SECURITIES

When issued, Fund shares are fully transferable and redeemable at the option of the Fund in certain circumstances as described in its Prospectus under “Redeeming Shares.” All of the Fund’s shares are equal as to earnings, assets, and voting privileges. There is no conversion, pre-emptive or other subscription rights. Under the Corporation’s Articles of Incorporation, the Board of Directors may authorize the creation of additional series of common stock, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine. Each share of each series of the Corporation’s outstanding shares is entitled to share equally in dividends and other distributions and in the net assets belonging to that series of the Corporation on liquidation. Accordingly, in the event of liquidation, each share of common stock is entitled to its portion of all of the Corporation’s assets after all debts and expenses have been paid. Shares of the various series of the Corporation do not have cumulative voting rights for the election of Directors.

In matters requiring shareholder approval, each Bridgeway Fund shareholder is entitled to one vote for each share registered in his/her name, and fractional shares entitle the holders to a corresponding fractional vote.

To the extent any person directly or indirectly owns, controls and holds power to vote 25% or more of the outstanding shares of a Fund, they are deemed to have “control” over matters which are subject to a vote of that Fund’s shares.

Shareholders of record owning more than 5% of the outstanding shares of the each Fund as of September 30, 2013 are listed in the table below.

Name	Address	Omni Small-Cap Value Fund	Omni Tax- Managed Small-Cap Value Fund
Charles Schwab & Co. Inc.	Attn: Mutual Fund Ops 101 Montgomery St San Francisco, CA 94104-4175	70.58%	73.66%
National Financial Services LLC FBO Our Customers	499 Washington Blvd Attn: Mutual Funds Dept Jersey City, NJ 07310	20.27%	16.61%
Ameritrade Inc. For the Exclusive Benefit of Our Customers	PO Box 2226 Omaha, NE 68103-2226	8.47%	9.64%

As of September 30, 2013, the Funds’ Directors and Officers (including, for this purpose, shares owned by the Adviser, which is majority owned and controlled by John Montgomery, a Director and Officer of the Funds) as a group beneficially owned less than 1% of the outstanding shares of each of the Omni Small-Cap Value Fund and the Omni Tax-Managed Small-Cap Value Fund.

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INVESTMENT ADVISORY AND OTHER SERVICES

Bridgeway Capital Management is a Texas corporation organized in July 1993 to act as investment adviser to all of the Bridgeway Funds and is controlled by John N. R. Montgomery and his family. John is also the Vice President of the Corporation and a Portfolio Manager on all of the Bridgeway Funds. From 1985 to 1992 John gained extensive experience managing his own investment portfolio utilizing the techniques he now uses in managing each Bridgeway Fund. Prior to 1985, John served as a research engineer/project manager at the Massachusetts Institute of Technology, and served as an executive with transportation agencies in North Carolina and Texas. He has graduate degrees from both the Massachusetts Institute of Technology and Harvard Graduate School of Business Administration.

Appendix B contains the following information regarding the Portfolio Managers identified in the Funds’ Prospectus: (1) the dollar range of each person’s investments in each series of the Corporation; (2) a description of the person’s compensation structure; and (3) information regarding other accounts managed by such persons and potential conflicts of interest that might arise from the management of multiple accounts.

Subject to the supervision of the Board of Directors, investment advisory, management, and certain administration services are provided by Bridgeway Capital Management to Bridgeway Funds pursuant to a Management Agreement most recently approved by the Board on May 10, 2013.

The Management Agreements are terminable by vote of the Board of Directors or by the holders of a majority of the outstanding voting securities of a Fund at any time without penalty, on 60 days’ written notice to the Adviser. The Adviser also may terminate the agreement on 90 days’ written notice to a Fund. The Management Agreements terminate automatically upon assignment (as defined in the 1940 Act).

By agreement, the Adviser will waive management fees and/or pay Fund expenses, if necessary, to ensure expense ratios do not exceed the fiscal year ratio of 0.60% for each Fund (as a percentage of each Fund’s average daily net assets). The Adviser will waive fees and/or pay Fund expenses, if necessary, to ensure each Fund’s expense ratio does not exceed the maximum operating expense limitation for the fiscal year. The Corporation, on behalf of each Fund, agrees to repay the Adviser any waived fees or expenses assumed for the Fund in later periods; provided, however, that the repayment shall be payable only to the extent that it (1) can be made during the three years following the time at which the Adviser waived fees or assumed expenses for the Fund under this agreement, and (2) can be repaid without causing the total annual fund operating expenses of the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

Under the Management Agreements, the Adviser provides a continuous investment program for each Fund by placing orders to buy, sell, or hold particular securities. The Adviser also supervises all matters relating to the operation of each Fund, such as corporate officers, operations, office space, equipment, and services. For services provided under the Management Agreements, the Adviser receives an advisory fee. The Advisory Fee is payable monthly at an annual rate of 0.50% of the value of each Fund’s average daily net assets.

Dollar Amounts Paid to the Adviser

The Omni Small-Cap Value Fund did not commence operations until August 31, 2011, and thus did not pay any investment advisory fees to the Adviser for the fiscal year ended June 30, 2011. For the fiscal years ending June 30, 2013 and June 30, 2012 the Adviser earned and waived the following investment advisory fees from the Omni Small-Cap Value Fund.

Portfolio by Fiscal Year	Advisory Fee Per Agreement	Expense Reimbursement	Waived Advisory Fees
Omni Small-Cap Value Fund
6/30/13	$1,089,727	$0	$(384,005)
6/30/12	$406,173	$0	$(184,328)

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For the fiscal years ending June 30, 2013, June 30, 2012 and June 30, 2011, the Adviser earned and waived the following investment advisory fees from the Omni Tax-Managed Small-Cap Value Fund.

Portfolio by Fiscal Year	Advisory Fee Per Agreement	Expense Reimbursement	Waived Advisory Fees
Omni Tax-Managed Small-Cap Value Fund
6/30/13	$951,271	$0	$(328,970)
6/30/12	$411,607	$0	$(243,003)
6/30/11	$50,945	$(34,848)	$(50,945)

SERVICE AGREEMENTS

Administrative Services Agreement

The Adviser has entered into an Administrative Services Agreement with the Corporation pursuant to which the Adviser provides various administrative services to the Corporation including, but not limited to: (i) supervising and managing various aspects of the Corporation’s business and affairs; (ii) selecting, overseeing and/or coordinating activities with other service providers; (iii) providing reports to the Board as requested from time to time; (iv) assisting and/or reviewing amendments and updates to the Corporation’s registration statement and other filings with the SEC; (v) providing certain shareholder services; (vi) providing administrative support in connection with meetings of the Board of Directors; and (vii) providing certain recordkeeping services. For its services to the Corporation, the Adviser is paid an aggregate annual fee of $535,000 (the “Fee”). The Fee is payable in equal monthly installments and is charged to each series of the Corporation on a pro rata basis based on the average daily net assets of each series. The Administrative Services Agreement provides that it will continue in effect until terminated by either the Corporation or the Adviser on 60 days’ written notice.

In the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties under the Administrative Services Agreement on the part of the Adviser, the Adviser is not subject to liability to the Corporation, any specific series of the Corporation or to any shareholder for any act or omission in the course of, or connected with, rendering services under the Administrative Services Agreement.

Other Service Providers

Fund Administration, Transfer Agency and Fund Accounting Services. Effective February 20, 2010, Bridgeway Funds entered into an Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 760 Moore Road, King of Prussia, Pennsylvania 19406, whereby BNY Mellon provides various administrative and accounting services to the Funds, including, but not limited to, daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Directors. In addition, BNY Mellon acts as transfer agent for the Funds. For fund accounting and administration services, Bridgeway Funds pays to BNY Mellon administration fees with respect to each Fund, computed daily and paid monthly, at annual rates some of which are based on fixed rates per Fund and some of which are based on the average daily net assets of each Fund. In addition, BNY Mellon receives fees for providing transfer agency services to the Funds.

Custodian. The Bank of New York Mellon, One Wall Street, New York, New York 10286, is custodian of all securities and cash of the Funds. Under the terms of the Custody Agreement, The Bank of New York Mellon maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on securities held by the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any depreciation of assets. Bridgeway Funds has made arrangements with BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) to serve as custodian for Individual Retirement Accounts (“IRAs”).

Independent Registered Public Accounting Firm. The Corporation’s independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Board of Directors has selected BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, as the independent registered public accounting firm to audit the Funds’ financial statements.

Legal Counsel. Stradley Ronon Stevens & Young, LLP, 1250 Connecticut Ave., N.W., Suite 500, Washington DC 20036, acts as legal counsel to the Corporation, the Funds and the Adviser.

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DISTRIBUTION OF FUND SHARES

Shares of the Funds are distributed primarily through mutual fund marketplaces. Selected investors may also purchase shares directly from the Fund. The Corporation has entered into a Distribution Agreement with Foreside Fund Services, LLC (the “Distributor”), located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, dated as of November 12, 2010. Under its agreement with the Funds, the Distributor acts as the agent of the Funds in connection with the offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for the distribution of shares of the Funds. The Distributor receives no compensation for its distribution services. Shares are sold with no sales commission; accordingly, the Distributor receives no sales commissions.

The Funds also have authorized one or more brokers to receive purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Orders placed by customers of such brokers, or such broker’s authorized designee, will be priced at the Fund’s net asset value next computed after they are received by the customer’s authorized broker, or such broker’s authorized designee, and accepted by the Fund. The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services, which may include staff members of the Adviser serving as registered representatives of the Distributor to facilitate distribution of Fund shares.

Rule 12b-1 Plan

On October 15, 1996, the Corporation’s shareholders approved a 12b-1 Plan that permitted the Adviser to pay up to 0.25% of each series’ average daily assets for sales and distribution of shares of each of the series comprising Bridgeway Funds, Inc. In this plan, the Adviser agreed to pay directly all distribution costs associated with Class N shares, which is currently the only class of shares outstanding. This plan has been re-approved each year by the Independent Directors.

The Adviser pays all 12b-1 fees up to 0.25% on all Class N shares. Shareholders of Class N shares therefore pay no 12b-1 fees.

On October 1, 2003, the Corporation’s shareholders approved modification of the 12b-1 Plan to permit selected Funds to add additional classes of Fund shares with a maximum 0.25% 12b-1 fee. This fee is payable by shareholders who purchase Fund shares through distribution channels that charge distribution and account servicing fees versus “no or low cost” alternatives. Currently, there are no classes of Fund shares subject to this 12b-1 fee.

The 12b-1 Plan was approved by the Corporation’s Board of Directors on February 12, 2010 with respect to the Omni Tax-Managed Small-Cap Value Fund, on May 13, 2011 with respect to the Omni Small-Cap Value Fund and by their respective sole initial shareholders prior to launch of each Fund.

Currently, none of the Bridgeway Funds has a class of shares where shareholders pay a 12b-1 fee.

12b-1 Fees

If there were any 12b-1 fees paid, they would pay for the following:

For reimbursement and/or to compensate brokers, dealers, and other financial intermediaries, such as banks and other institutions, for administrative and accounting services rendered to support this Plan for the accounts of Fund shareholders who purchase and redeem their shares through such banks or other institutions.

FUND TRANSACTIONS AND BROKERAGE

The Adviser determines which securities are bought and sold, the total amount of securities to be bought or sold, the broker or dealer (‘broker”) through which the securities are to be bought or sold, and the commission rates, if any, at which transactions are effected for the Funds. Subject to the investment objectives established for each Fund, the Adviser selects brokers on the basis of price and execution, consistent with its duty to seek “best execution.” In selecting a broker for a particular transaction, the Adviser considers the fees and expenses to be charged by the broker and the efficiency of the broker. Where multiple competing markets (or exchanges) exist for listed stocks, the Adviser makes sure that the security is executed on the best market (or exchange, or by the best market maker). In seeking best execution, the Adviser considers all factors it deems relevant, including, but not limited to: (1) quality of overall execution services provided by the broker; (2) promptness of execution; (3) promptness and accuracy of oral, hard copy or electronic reports of execution; (4) ease of use of the broker’s order entry system; (5) the market where the security trades; (6) any expertise the broker may have in executing trades for the particular type of security; (7) commission and other fees charged by the broker; (8) reliability of the broker; (9) size of the order; (10) whether the broker can maintain and commit adequate capital when necessary to complete trades; and (11) whether the broker can respond during volatile market periods.

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The Adviser does not consider a broker’s sales of shares of the Funds when determining whether to select such broker to execute portfolio transactions for the Funds. The Adviser does not receive any compensation from brokers. The Adviser’s present policy is to (1) conduct essentially all of its own financial research and (2) not to participate in any soft dollar commission arrangements.

The Omni Small-Cap Value Fund did not commence operations until August 31, 2011, and thus paid no brokerage commissions for the fiscal year ended June 30, 2011. For the fiscal years ended June 30, 2013 and June 30, 2012 the Omni Small-Cap Value Fund paid brokerage commissions as follows:

Fund	6/30/2013	6/30/2012
Omni Small-Cap Value Fund	$141,901	$109,566

For the fiscal years ended June 30, 2013, June 30, 2012 and June 30, 2011 the Omni Tax-Managed Small-Cap Value Fund paid brokerage commissions as follows:

Fund	6/30/2013	6/30/2012	6/30/2011
Omni Tax-Managed Small-Cap Value Fund	$161,492	$71,671	$11,584

SECURITY SELECTION PROCESS

The equity securities in which the Funds invest consist of common stock, although they reserve the right to purchase securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities, or warrants, if such securities are deemed to be undervalued significantly and their purchase is appropriate in furtherance of each Fund’s objective as determined by the Adviser.

It is expected that short-term money market securities would normally represent less than 10% of each Fund’s total assets. However, in the event future economic or financial conditions adversely affect equity securities of the type described above, the Funds may take a temporary, defensive investment position and invest all or part of their assets in such short-term money market securities. These short-term instruments include securities issued or guaranteed by the U.S. Government and agencies thereof.

ALLOCATION OF INVESTMENT DECISIONS AND TRADES TO CLIENTS

In addition to serving as the investment adviser for the various Bridgeway Funds, Bridgeway Capital Management serves as investment adviser for other clients such as institutions, other mutual funds, high net worth individuals, pension and profit sharing plans, corporations, trusts, estates, charitable/non-profit organizations and government entities.

The Adviser has adopted Portfolio Management Process and Trade Allocation and Aggregation Policies (“Portfolio Management and Trading Policies”) to reasonably ensure investment opportunities and trades are allocated fairly and equitably among clients (including the Funds) over time. In general, investment opportunities are made available to all clients that are eligible to participate and where such investment opportunities are deemed appropriate for the specific client. The following factors are considered when allocating investment opportunities: (i) each client’s investment objectives; (ii) investment model(s) results; (iii) the degree to which the account is actively or passively managed; (iv) current account holdings; (v) each client’s available cash and/or cash needs; (vi) the client’s borrowing ability; and (vii) the client’s tax situation.

The Adviser may deviate from its standard trade allocation methodologies if, in the opinion of the Adviser, the methodology would result in unfair or inequitable treatment to some or all of its clients over time, or in response to specific overriding instructions from the client (provided the deviation is not harmful to other clients).

NET ASSET VALUE

The net asset value (“NAV”) of Fund shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (“NYSE”, currently 4:00 p.m. Eastern time) each business day that the Exchange is open for business. If the NYSE begins an after-hours trading session, the Board of Directors will set closing price procedures. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. However, the Exchange may close on days not included in that announcement.

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The net asset value per share of each Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of the Fund’s shares outstanding at such time. Other than options, each security owned by a Fund that is traded on a national securities exchange is valued at its last sale on the principal exchange on which it is traded prior to the close of the NYSE. If such security is traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”), it is valued at the NASDAQ Official Closing Price. If there are no sales on the home exchange or NASDAQ, as the case may be, the security will be valued at its current bid price (long position) or ask price (short positions.) In the event that a long and short position is owned by a Bridgeway Fund, the security will be valued using the mean of the bid and ask prices on that day. Long-term debt securities are valued on the basis of valuations furnished by a pricing vendor that utilizes both dealer-supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. In the event that a non-NYSE exchange extends the hours of its regular trading session, securities primarily traded on that exchange will be priced as of the close of the extended session. If a security price from two pricing sources is different (within a degree of materiality), the administrator will obtain a price from a third independent source. If the third source price is the same as the price obtained from the primary pricing source, that price will be used. Otherwise, the Adviser will be notified by the administrator and the Adviser will assign a fair value. The administrator will not re-price the Fund based on a later security closing price that may be reported, for example, in the next day’s newspaper or by notification by the Exchange.

In determining NAV, each Fund’s assets are valued primarily on the basis of market quotations as described above. In cases of trading halts or in other circumstances when quotations are not readily available or are deemed unreliable for a particular security, the fair value of the security will be determined based on procedures established by the Board of Directors. Specifically, if a market value is not available or is deemed unreliable for a security, the security will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

REDEMPTION IN KIND

Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemption requests by any shareholders exceed such amounts, the Fund shall have the option of redeeming the excess in cash or in kind, whereby a shareholder will receive securities, saving transaction costs relative to buying the securities on the open market. Redemption requests may be paid in kind if payment of such requests in cash would be detrimental to the interests of the remaining shareholders of a Fund. By redeeming in kind, the Fund will save the transaction costs associated with selling quickly, improve cash flow and potential interest and may improve tax efficiency. In addition, shareholders may request to redeem securities in kind for redemption requests above or below $250,000 or 1% of net assets of a Fund during any 90 day period. Such redemption in kind requests are subject to approval by the Fund’s Treasurer or her designee. If the redemption in kind is denied, the redemption will be made in cash. Any redemption in kind will be effected at approximately the shareholder’s proportionate share of the Fund’s current net assets, so the redemption will not result in the dilution of the interests of the remaining shareholders. Any shareholder request for a redemption in kind, including a denial of a request, will be reported to the Funds’ Board, usually at the same meeting in which quarterly transactions are reviewed.

TAXATION

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxation” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

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In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

(i) Distribution Requirement—the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

(ii) Income Requirement—the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

(iii) Asset Diversification Test—the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. While the Fund presently intends to make cash distributions (including distributions reinvested in Fund shares) for each taxable year in an aggregate amount at least sufficient to satisfy the Distribution Requirement, the Fund reserves the right to use equalization accounting (in lieu of making cash dividends) to both eliminate federal income and excise tax as well as to satisfy the Distribution Requirement. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions—Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors—Capital gain dividends and short-term capital gain dividends” below.

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Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions—Distributions of capital gains” below). A “qualified late year loss” includes:

(i) any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and

(ii) the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

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Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of net investment income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “Qualified dividend income for individuals” and “Dividends-received deduction for corporations.”

Distributions of capital gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions—Investments in U.S. REITs” below).

Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received

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deduction for Fund dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Alternative Minimum Tax. Alternative minimum tax (“AMT”) is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer’s alternative minimum taxable income (“AMTI”) over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation’s AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer’s adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

U.S. government securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax. The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Fund Shares

Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Cost basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account.

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When required to report cost basis, the Fund will calculate it using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. For additional information regarding the Fund’s available cost basis reporting methods, including its default method, please contact the Fund. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund’s default method for covered shares.

If you do not notify the Fund of your elected cost basis method upon the later of January 1, 2012 or the initial purchase into your account, the default method will be applied to your covered shares.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Internal Revenue Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However, the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund.

Please refer to the Fund’s website at www.bridgeway.com for additional information.

Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Additional Information on Portfolio Instruments, Strategies, Risks and Investment Policies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

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Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has

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not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions—Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors—Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund—Foreign income tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the

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fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Investments in securities of uncertain tax character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Backup Withholding

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

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In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. After such sunset date, short-term capital gains are taxable to non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

Interest-related dividends. With respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Fund to report, and the Fund reserves the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property. The Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Fund or by a U.S. REIT or U.S. real property holding corporation in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•	The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution attributable directly or indirectly to a sale or exchange of a USRPI if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and U.S. real property holding corporations, and

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•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.

•	If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•	In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by the Fund before January 1, 2014 (unless such provision is extended or made permanent). After such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

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An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

PERFORMANCE INFORMATION

Total Return

Average annual total return quotations, used in Bridgeway Funds’ printed materials, for the one-, five-, and ten-year periods (when available) ended on the date of the most recent balance sheet included in the registration statement are determined by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value, by the following formula:

P (1 + T) n = ERV

where “P” equals hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-years periods, at the end of the one-, five- and ten-year periods (or fractional portion thereof).

Total return after taxes on distributions is computed according to the following formula:

P (1 + T) (n) = ATV (D)

Where “P” = a hypothetical initial payment of $1,000; “T” = average annual total return (after taxes on distribution); “n” = number of years, and ATV (d) = the ending value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P (1 + T) (n) = ATV (DR)

Where “P” = a hypothetical initial payment of $1,000; “T” = average annual total return (after taxes on distributions and redemption); “n” = number of years and ATV (dr) = the ending value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions and redemption.

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As of June 30, 2013

Total Return Before Taxes on Distributions	1 Year	Since Inception
Omni Small-Cap Value Fund	30.08%	22.44%*
Omni Tax-Managed Small-Cap Value Fund	28.43%	11.00%**
Total Return After Taxes on Distributions	1 Year	Since Inception
Omni Small-Cap Value Fund	29.62%	22.17%*
Omni Tax-Managed Small-Cap Value Fund	28.20%	10.88%**
Total Return After Taxes on Distributions and Sale of Fund Shares	1 Year	Since Inception
Omni Small-Cap Value Fund	17.72%	17.48%*
Omni Tax-Managed Small-Cap Value Fund	16.45%	8.56%**

*	The Omni Small-Cap Value Fund’s inception was August 31, 2011.
**	The Omni Tax-Managed Small-Cap Value Fund’s inception was December 31, 2010.

Any disclosure will also include the length of and the last day in the period used in computing the quotation and a description of the method by which average total return is calculated.

The time periods used in sales literature, under the foregoing formula, will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the sales literature for publication. Average annual total return, or “T” in the formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Other Information

Bridgeway Funds’ performance data quoted in sales and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in Bridgeway Funds will fluctuate, and an investor’s redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials, Bridgeway Funds may compare its performance with data published by Lipper Analytical Services, Inc. (“Lipper”), or Morningstar, Inc. (“Morningstar”); Fund rankings and other data, such as comparative asset, expense, and fee levels, published by Lipper, Morningstar, or Bloomberg; and advertising and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money, Forbes, Value Line, Business Week, Financial Word and Barron’s.

GENERAL INFORMATION

As of the date of this SAI, the Corporation is authorized to issue 1,915,000,000 shares of common stock, $.001 par value (the “Common Stock”). It is not contemplated that regular annual meetings of shareholders will be held. No amendment may be made to the Articles of Incorporation without the affirmative vote of the holders of more than 50% of the Corporation’s outstanding shares. There normally will be no meetings of shareholders for the purpose of electing Directors unless and until such time as the Board is comprised of less than a majority of the Directors holding office have been elected by shareholders, at which time the Directors then in office will call a shareholders’ meeting for the election of Directors. The Corporation has undertaken to afford shareholders certain rights, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. Such removal can be effected upon the action of two-thirds of outstanding shares of the Corporation. The Directors are required to call a meeting of shareholders for the purpose of voting on the question of removal of any Director when requested in writing to do so by shareholders of record of not less than 10% of the Corporation’s outstanding shares. The Directors will then, if requested by the applicants (i.e., the shareholders applying for removal of the Director), mail the applicant’s communication to all other shareholders, at the applicant’s expense.

FINANCIAL STATEMENTS

A copy of each Fund’s annual report, including the report of BBD, LLP, the Funds’ independent registered public accounting firm, may be obtained without charge upon written request by writing the Funds, or by calling 800-661-3550.

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APPENDIX A – PROXY VOTING POLICY

BRIDGEWAY CAPITAL MANAGEMENT, INC.

PROXY VOTING POLICY

As Amended – March 5, 2012

I.	Overview

This proxy voting policy (the “policy”) is designed to provide reasonable assurance that proxies are voted in the clients’ best interest, when the responsibility for voting client proxies rests with Bridgeway Capital Management, Inc. (“BCM” or “Adviser”). BCM has engaged Institutional Shareholder Services (“ISS”), a third party proxy voting agent, to research proxy proposals, provide vote recommendations and vote proxies on behalf of the firm. BCM has adopted the ISS Social Advisory Services SRI U.S. Proxy Voting Guidelines (“SRI Guidelines”) for all domestic U.S. proxy issues and the ISS Social Advisory Services SRI International Proxy Voting Guidelines (“SRI International Guidelines”) for all non-domestic proxy issues.

BCM has instructed ISS to vote in accordance with the SRI Guidelines for all domestic proxy issues with the exception of proxy proposals related to the election of directors where ISS will only vote for director slates when there is a woman and an ethnic minority on the board and/or up for election on the proxy. If those requirements are met, ISS will vote in accordance with the SRI Guidelines. Likewise, BCM has instructed ISS to vote in accordance with the SRI International Guidelines for all non-domestic proxy issues with the exception of proxy proposals related to the election of directors where ISS will refer all non-domestic director proposals to BCM to be voted in the best interest of BCM’s clients. In cases where the SRI Guidelines do not address a specific proxy proposal, BCM has adopted the ISS U.S. Corporate Governance Policy (“Standard Guidelines”) and has instructed ISS to vote in accordance with the Standard Guidelines. BCM’s Chief Compliance Officer (“CCO”) maintains copies of the SRI Guidelines, the SRI International Guidelines and the Standard Guidelines which are incorporated herein by reference. To the extent the SRI Guidelines, SRI International Guidelines and the Standard Guidelines do not address a proxy proposal but ISS has done research to address the issue, ISS will vote proxies in the best interest of BCM’s clients.

BCM has instructed ISS to vote as described above unless the following conditions apply:

1.	BCM’s Investment Management Team has decided to override the ISS vote recommendation for a client based on its own determination that the client would best be served with a vote contrary to the ISS recommendation. Such decision will be documented by BCM and communicated to ISS; or

2.	ISS does not provide a vote recommendation, in which case BCM will independently determine how a particular issue should be voted. In these instances, BCM, through its Investment Management Team, will document the reason(s) used in determining a vote and communicate BCM’s voting instruction to ISS.

BCM’s Investment Operations Team is responsible for ensuring compliance with this policy. Compliance is responsible for reviewing this policy on a regular basis and ensuring this policy complies with applicable rules. Questions regarding this policy should be directed to the Investment Operations Partner In Charge.

II.	Record Retention Requirements

ISS shall maintain the following proxy voting records:

A.	Proxy statements received regarding client securities. Electronic statements, such as those maintained on EDGAR or by a proxy voting service are acceptable;

B.	Records of proxy votes cast on behalf of each client for a period of five years.

BCM shall maintain the following required proxy voting records:

A.	Documents prepared by BCM that were material to making the decision of how to vote proxies on behalf of a client,

B.	Records of clients’ written or oral requests for proxy voting information, including a record of the information provided by BCM,

C.	Historical records of votes cast on behalf of each client, and

D.	Current and historical proxy voting policies and procedures.

BCM will keep records in accordance with its Books and Records Policy.

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III.	Conflicts of Interest

A.	Overview

Unless BCM votes a proxy proposal as described under Section I. above, BCM does not address material conflicts of interest that could arise between BCM and its clients related to proxy voting matters. Since BCM relies on ISS to cast proxy votes independently, as described above, BCM has determined that any potential conflict of interest between BCM and its clients is adequately mitigated.

However, when BCM is involved in making the determination as to how a particular proxy proposal will be voted, the Investment Management Team member will consult with the CCO to determine if any potential material conflicts of interest exist or may exist that require consideration before casting a vote. For purposes of this policy, material conflicts of interest are defined as those conflicts that a reasonable investor would view as important in making a decision regarding how to vote a proxy. The CCO in consultation with the Investment Management Team will determine whether the proxy may be voted by BCM, whether to seek legal advice, or whether to refer the proxy to the client(s) (or another fiduciary of the client(s)) for voting purposes.

Additionally, ISS monitors its conflicts of interest in voting proxies and has provided the firm a written summary report of its due diligence compliance process which includes information related to ISS’ conflicts of interest policies, procedures and practices. BCM will review updates from time to time to determine whether ISS conflicts of interest may materially and adversely affect BCM’s clients and, if so, whether any action should be taken as a result.

IV.	Loaned Securities

As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Investment Management Team is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

V.	Disclosure

A.	The Adviser will disclose in its Form ADV Part 2A that clients may contact the Adviser in order to obtain information on how the Adviser voted such client’s proxies, and to request a copy of this policy. If a client requests this information, Investment Operations, will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about: (1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client’s proxy.

B.	A concise summary of this Proxy Voting Policy will be included in the Adviser’s Form ADV Part 2A, and will be updated whenever this policy is updated.

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APPENDIX B – PORTFOLIO MANAGERS

The following provides information regarding the Portfolio Managers identified in the Funds’ Prospectus: (1) the dollar range of their investments in each of the Bridgeway Funds; (2) a description of their compensation structure; and (3) information regarding other accounts managed by them and potential conflicts of interest that might arise from the management of multiple accounts.

INVESTMENTS IN THE FUNDS

(As of June 30, 2013)

The table below provides the dollar range of investments in each series of the Bridgeway Funds directly or indirectly owned by John Montgomery, Chief Investment Officer and Portfolio Manager for all of the Bridgeway Funds. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund are described in this prospectus and statement of additional information. Other Bridgeway Funds listed in the table below are described in a different prospectus and statement of additional information.

Fund	Investments Held Individually or Jointly with Spouse (1)	Bridgeway Capital Management’s Ownership of Fund Shares (2)	Total
Aggressive Investors 1 Fund	Over $1,000,000	$100,001 - $500,000	Over $1,000,000
Ultra-Small Company Fund	Over $1,000,000	$100,001 - $500,000	Over $1,000,000
Ultra-Small Company Market Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Small-Cap Momentum Fund	$10,001 - $50,000	$500,001 - $1,000,000	$500,001 - $1,000,000
Small-Cap Growth Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Small-Cap Value Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Large-Cap Growth Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Blue Chip 35 Index Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Managed Volatility Fund	$500,001 - $1,000,000	Over $1,000,000	Over $1,000,000
Omni Small-Cap Value Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Omni Tax-Managed Small-Cap Value Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000

1	This column reflects investments in a Fund’s shares owned directly by Mr. Montgomery or beneficially owned by Mr. Montgomery (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). Mr. Montgomery is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.
2	Mr. Montgomery controls the Adviser due to the level of his stock ownership in the Adviser and also has or shares investment control over the Adviser’s investments. As a result, under Rule 16a-1(a)(2) of the Securities Exchange Act of 1934, he is deemed to beneficially own the investments made by the Adviser in shares of the Funds. This column reflects the Adviser’s total investments in shares of the Funds managed by Mr. Montgomery. Note, however, that Mr. Montgomery only owns 66% of the outstanding shares of the Adviser.

The table below provides the dollar range of investments in each Bridgeway Fund owned by Elena Khoziaeva and Michael Whipple, each of whom is a Portfolio Manager that has joint and primary responsibility for the day-to-day management of all of the Bridgeway Funds. The table provides the dollar range of investments in Omni Tax-Managed Small-Cap Value Fund, Omni Small-Cap Value Fund, Small-Cap Momentum Fund, Blue Chip 35 Index Fund and Ultra-Small Company Market Fund owned by Christine L. Wang, another Portfolio Manager for those Funds. The Omni-Small Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund are described in this prospectus and statement of additional information. Other Bridgeway Funds listed in the table below are described in a different prospectus and statement of additional information.

Fund and Name of Portfolio Manager	Dollar Range of Investments in Each Fund (1) (2)
AGGRESSIVE INVESTORS 1 FUND
Elena Khoziaeva	$100,001 - $500,000
Michael Whipple	$10,001 - $50,000
ULTRA-SMALL COMPANY FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$50,001 - $100,000
ULTRA-SMALL COMPANY MARKET FUND
Elena Khoziaeva	$1 - $10,000

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Michael Whipple	$1 - $10,000
Christine L. Wang	None
SMALL-CAP MOMENTUM FUND
Elena Khoziaeva	None
Michael Whipple	$1- $10,000
Christine L. Wang	$1- $10,000
SMALL-CAP GROWTH FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$1 - $10,000
SMALL-CAP VALUE FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$1 - $10,000
LARGE-CAP GROWTH FUND
Elena Khoziaeva	$10,001 - $50,000
Michael Whipple	$1 - $10,000
BLUE CHIP 35 INDEX FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$10,001 - $50,000
Christine L. Wang	$1 - $10,000
MANAGED VOLATILITY FUND
Elena Khoziaeva	$10,001 - $50,000
Michael Whipple	$1 - $10,000
OMNI TAX-MANAGED SMALL-CAP VALUE FUND
Elena Khoziaeva	$10,001 - $50,000
Michael Whipple	None
Christine L. Wang	$1 - $10,000
OMNI SMALL-CAP VALUE FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$1 - $10,000
Christine L. Wang	$1 - $10,000

1	This column reflects investments in a Fund’s shares owned directly by the Portfolio Manager, or beneficially owned by the Portfolio Manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A Portfolio Manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.
2	Ms. Khoziaeva, Mr. Whipple and Ms. Wang participate in ownership of the Adviser due to their participation in the Adviser’s Employee Stock Ownership Program (“ESOP”). As a result, each of them indirectly owns a portion of the investments made by the Adviser in shares of the Bridgeway Funds. As of December 31, 2012, the Adviser owned shares of the eleven Bridgeway Funds. These indirect amounts are not reflected in the table above.

DESCRIPTION OF COMPENSATION STRUCTURE

The objective of the Adviser’s compensation program is to provide pay and long-term compensation for its employees (who are all referred to as “partners”) that is competitive with the mutual fund/investment advisory market relative to the Adviser’s size and geographical location. The Adviser evaluates competitive market compensation by reviewing compensation survey results conducted by independent third parties involved in investment industry compensation.

The Portfolio Managers, including John Montgomery, Elena Khoziaeva, Michael Whipple and Christine L. Wang, participate in a compensation program that includes a base salary that is fixed annually, bonus and long-term incentives. Each Portfolio Manager’s base salary is a function of review of market salary data for their respective role and an assessment of individual execution of responsibilities related to goals, integrity, team work, and leadership. Profit sharing bonuses are driven by company performance versus publicly traded peers and/or company profit goals, and an assessment of individual execution of responsibilities related to goals. The Adviser’s profitability is primarily affected by a) assets under management, b) management fees, for which some actively managed accounts have performance based fees relative to stock market benchmarks, c) operating costs of the Adviser and d) because the Adviser is an “S” Corporation, the amount of distributions to be made by the Adviser to its shareholders at least sufficient to satisfy the payment of taxes due on the Adviser’s income that is taxed to its shareholders under subchapter S of the Internal Revenue Code.

Statement of Additional Information – Bridgeway Funds, Inc. (Omni Funds)	Page 36 of 38

Fund performance impacts overall compensation in two broad ways. First, generally assets under management increase with positive long-term performance. An increase in assets increases total management fees and likely increases the Adviser’s profitability (although certain funds do not demonstrate economies of scale and other funds have management fees which reflect economies of scale to shareholders). Second, certain Bridgeway Funds (but not the Funds) have performance-based management fees that are a function of trailing five-year before-tax performance of each Fund relative to its specific market benchmark. Should each such Fund’s performance exceed the benchmark, the Adviser may make more total management fees and increase its profitability. On the other hand, should each such Fund’s performance lag the benchmark, the Adviser may experience a decrease in profitability.

Finally, all Portfolio Managers participate in long-term incentive programs including a 401(k) Plan and ownership programs in the Adviser. Portfolio Managers (as well as all of the Adviser’s partners) participate in an Employee Stock Ownership Program or Phantom Stock Program of the Adviser or both. The value of this ownership is a function of the profitability and growth of the Adviser. The Adviser is an “S” Corporation with John Montgomery as the majority owner. Therefore, he does not participate in the ESOP, but the value of his ownership stake is impacted by the profitability and growth of the Adviser. However, by policy of the Adviser, John Montgomery may only receive distributions from the Adviser in an amount equal to the taxes incurred from his corporate ownership due to the “S” corporation structure.

Historically, the Adviser has voluntarily disclosed the annual compensation of John Montgomery, Chief Investment Officer and Portfolio Manager for all of the Bridgeway Funds. Annual compensation for each of the three calendar years ended December 31, 2012 includes a salary plus a SEP/IRA/401(k) contribution. John Montgomery’s cash compensation component was $608,182, $614,389 and $584,509 for 2010, 2011 and 2012, respectively. The SEP/IRA/401(k) contribution for John Montgomery was $12,500 in each of the three years ended December 31, 2012. These figures are based on the Adviser’s audited financial records and individual W-2 forms.

As an “S” Corporation, Bridgeway Capital Management, Inc.’s federal taxes are paid at the individual rather than corporate level. Bridgeway Capital Management, Inc. distributes an amount to Bridgeway Capital shareholders to cover these taxes at the maximum individual tax rate. These distributions are not included in this table.

OTHER MANAGED ACCOUNTS

(As of June 30, 2013)

The Portfolio Managers use statistical investment models which are used in connection with the management of certain Bridgeway Funds as well as other mutual funds for which the Adviser acts as sub-adviser and other separate accounts managed for organizations and individuals. The following chart reflects information regarding other accounts (excluding the Bridgeway Fund(s)) for which each Portfolio Manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.

Christine L. Wang manages 1 registered investment company account with $35,123,067 in assets, which does not have a performance fee. She also manages 2 other accounts with $5,040,468 in assets, which do not have performance fees. The information in the chart below relates to John Montgomery, Elena Khoziaeva and Michael Whipple.

	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE
Registered Investment Companies	6	$456,541,250	—	$—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	31	$218,746,837	12	$38,145,148

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one fund or other account. Set forth below is a description of material conflicts of interest that may arise in connection with a Portfolio Manager who manages multiple funds and/or other accounts:

•	The management of multiple funds and/or other accounts may result in a Portfolio Manager devoting varying periods of time and attention to the management of each fund and/or other account. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The Adviser believes this problem may be significantly mitigated by Bridgeway’s use of statistical models.

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•	If a Portfolio Manager identifies an investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. Accordingly, the Adviser has developed guidelines to address the priority order in allocating investment opportunities.

•	At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the funds or other accounts for which he or she exercises investment responsibility, or may decide that certain of the funds or other accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may place separate transactions for one or more funds or other accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other funds or accounts.

•	With respect to securities transactions for the funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. The Adviser may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account. The Adviser seeks to mitigate this problem through a random rotation of order in the allocation of executed trades.

•	With respect to securities transactions for the funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser or its affiliates may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account.

•	The appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance based management fee or other differing fee structure, which relates to the management of one fund or other account but not all funds and accounts with respect to which a Portfolio Manager has day-to-day management responsibilities.

The Adviser and the Funds have adopted certain compliance policies and procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

Statement of Additional Information – Bridgeway Funds, Inc. (Omni Funds)	Page 38 of 38

BRIDGEWAY FUNDS, INC.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Articles of Incorporation of Bridgeway Funds, Inc., dated as of October 19, 1993, filed electronically as an exhibit to Post-Effective Amendment No. 19 on August 27, 2004, is hereby incorporated by reference.

(1)	Articles Supplementary, dated as of March 4, 2010, filed electronically as an exhibit to Post-Effective Amendment No. 27 on March 10, 2010, is hereby incorporated by reference.

(2)	Articles of Amendment, dated as of June 28, 2010, filed electronically as an exhibit to Post-Effective Amendment No. 32 on October 27, 2010, is hereby incorporated by reference.

(3)	Articles Supplementary, dated as of November 16, 2010, filed electronically as an exhibit to Post-Effective Amendment No. 34 on December 27, 2010, is hereby incorporated by reference.

(4)	Articles of Amendment, dated as of January 14, 2011, filed electronically as an exhibit to Post-Effective Amendment No. 38 on May 31, 2011, is hereby incorporated by reference.

(5)	Articles Supplementary, dated as of May 23, 2011, filed electronically as an exhibit to Post-Effective Amendment No. 38 on May 31, 2011, is hereby incorporated by reference.

(6)	Articles Supplementary, dated as of February 10, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(7)	Articles Supplementary, dated as of August 30, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(8)	Articles of Amendment, dated as of June 4, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(9)	Articles of Amendment, dated as of June 4, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(b)	By-Laws of Bridgeway Funds, Inc., as amended, dated as of November 2, 1994, filed electronically as an exhibit to Post-Effective Amendment No. 19 on August 27, 2004, is hereby incorporated by reference.

(c)	See Articles Fifth, Seventh, Eighth and Ninth of the Articles of Incorporation of Bridgeway Funds, Inc. and Article IV of the Bylaws of Bridgeway Funds, Inc., which define the rights of shareholders.

(d)

(1)    Management Agreement, dated as of October 22, 2003, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 30 on August 27, 2010, is hereby incorporated by reference.

(2)	Amendment to Management Agreement effective as of March 23, 2004, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 19 on August 27, 2004, is hereby incorporated by reference.

(3)	Amendment to Management Agreement effective as of April 1, 2005, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 22 on October 28, 2005, is hereby incorporated by reference.

(4)	Amendment to Management Agreement effective as of June 7, 2006, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 23 on October 27, 2006, is hereby incorporated by reference.

(5)	Amendment to Management Agreement effective as of May 28, 2010, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(6)	Amendment to Management Agreement effective as of July 1, 2010, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 30 on August 27, 2010, is hereby incorporated by reference.

(7)	Amendment to Management Agreement effective as of December 31, 2010, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(8)	Amendment to Management Agreement effective as of August 31, 2011, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(9)	Amendment to Management Agreement effective as of February 10, 2012, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

10	Amendment to Management Agreement effective as of February 10, 2012 by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(e)

(1)      Form of Dealer Agreement, by and between Bridgeway Funds, Inc. and Foreside Fund Services, LLC, filed electronically as an exhibit to Post-Effective Amendment No. 26 on October 27, 2009, is hereby incorporated by reference.

(2)	Amended and Restated Distribution Agreement, dated as of November 12, 2010 by and between Bridgeway Funds, Inc. and Foreside Fund Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 36 on March 18, 2011, is hereby incorporated by reference.

(3)	First Amendment to Amended and Restated Distribution Agreement effective as of December 31, 2010, by and between Bridgeway Funds, Inc. and Foreside Fund Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(4)	Second Amendment to Amended and Restated Distribution Agreement effective as of August 31, 2011, by and between Bridgeway Funds, Inc. and Foreside Fund Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(5)	Third Amendment to Amended and Restated Distribution Agreement effective as of February 3, 2012, by and between Bridgeway Funds, Inc. and Foreside Funds Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(6)	Fourth Amendment to Amended and Restated Distribution Agreement effective as of June 4, 2012, by and between Bridgeway Funds, Inc. and Foreside Funds Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(f)	None.

(g)

(1)      Custodian Services Agreement dated as of June 1, 2006, by and between Bridgeway Funds, Inc. and PFPC Trust Company, filed electronically as an exhibit to Post-Effective Amendment No. 23 on October 27, 2006, is hereby incorporated by reference.

(i)	Amendment to Custodian Services Fee Letter dated as of March 1, 2010, by and between Bridgeway Funds, Inc. and PFPC Trust Company, filed electronically as an exhibit to Post-Effective Amendment No. 27 on March 10, 2010, is hereby incorporated by reference.

(ii)	Custodian Services Fee Letter dated as of June 1, 2006, by and between Bridgeway Funds, Inc. and PFPC Trust Company, filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(iii)	Notice of Assignment dated as of June 13, 2011 and effective as of July 18, 2011 of Custodian Services Agreement, by and between Bridgeway Funds, Inc. and PFPC Trust Company, to The Bank of New York Mellon, filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(h)

(1)      Transfer Agency Services Agreement dated as of December 30, 2009, and effective as of February 20, 2010, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.), filed electronically as an exhibit to Post-Effective Amendment No. 27 on March 10, 2010, is hereby incorporated by reference.

(i)	Amendment to Transfer Agency Services Agreement dated as of February 11, 2010, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 29 on May 27, 2010, is hereby incorporated by reference.

(ii)	Amended and Restated Exhibit A dated as of May 28, 2010, to Transfer Agency Services Agreement by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 32 on October 27, 2010, is hereby incorporated by reference.

(iii)	Amended and Restated Exhibit A dated as of December 31, 2010, to Transfer Agency Services Agreement by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(iv)	Amended and Restated Exhibit A dated as of August 31, 2011, to Transfer Agency Services Agreement by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(v)	Amendment to Transfer Agency Services Agreement dated as of February 27, 2012, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(vi)	Amendment to Transfer Agency Services Agreement dated as of February 20, 2013, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., is filed herewith as Exhibit EX-28.h.1.vi

(2)	Amended and Restated Administrative Services Agreement dated as of July 1, 2009, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., with Amended and Restated Schedule A dated as of June 4, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(3)	Administration and Accounting Services Agreement dated as of December 30, 2009, and effective as of February 20, 2010, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 27 on March 10, 2010, is hereby incorporated by reference.

(i)	Amended and Restated Exhibit A dated as of May 28, 2010, to Administration and Accounting Services Agreement, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 32 on October 27, 2010, is hereby incorporated by reference.

(ii)	Amended and Restated Exhibit A dated as of December 30, 2010, to Administration and Accounting Services Agreement, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(iii)	Amended and Restated Exhibit A dated as of August 31, 2011, to Administration and Accounting Services Agreement, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(iv)	Amendment to Administration and Accounting Services Agreement dated as of October 22, 2012, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(v)	Amendment to Administration and Accounting Services Agreement dated as of February 20, 2013, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., is filed herewith as Exhibit EX-28.h.3.v

(4)	Fee Waiver Agreement by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., relating to the Small-Cap Momentum Fund filed electronically as an exhibit to Post-Effective Amendment No. 30 on August 27, 2010, is hereby incorporated by reference.

(5)	Fee Waiver Agreement by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., relating to the Omni Tax-Managed Small-Cap Value Fund (formerly, Omni Small-Cap Value Fund), filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(6)	Fee Waiver Agreement by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., relating to the Omni Small-Cap Value Fund, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(i)	(1) Legal Opinion of Stradley Ronon Stevens & Young, LLP, filed electronically as an exhibit to Post-Effective Amendment No. 23 on October 27, 2006, is hereby incorporated by reference.

(2)	Legal Opinion of Stradley Ronon Stevens & Young, LLP relating to the Small-Cap Momentum Fund, a new series of Bridgeway Funds, Inc, filed electronically as an exhibit to Post-Effective Amendment No. 27 on March 10, 2010, is hereby incorporated by reference.

(3)	Legal Opinion of Stradley Ronon Stevens & Young, LLP relating to the Omni Small-Cap Value Fund (now known as, Omni Tax-Managed Small-Cap Value Fund), a new series of Bridgeway Funds, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 31 on October 13, 2010, is hereby incorporated by reference.

(4)	Legal Opinion of Stradley Ronon Stevens & Young, LLP relating to the Omni Small-Cap Value Fund, a new series of Bridgeway Funds, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 38 on May 31, 2011, is hereby incorporated by reference.

(j)	(1) Consent of BBD, LLP is filed herewith as Exhibit EX-28.j.1.

(k)	None.

(l)

(1)    Investment Representation Letters between Bridgeway Funds, Inc. and initial stockholders, filed electronically as an exhibit to Post-Effective Amendment No. 19 on August 27, 2004, are hereby incorporated by reference.

(2)	Investment Representation Letter between Bridgeway Funds, Inc. and initial stockholder, filed electronically as an exhibit to Post-Effective Amendment No. 17 on August 18, 2003, is hereby incorporated by reference.

(m)

(1)    Distribution, Assistance, Promotion and Servicing Plan (Rule 12b-1 Plan), dated as of June 25, 2003, filed electronically as an exhibit to Post-Effective Amendment No. 18 on October 30, 2003, is hereby incorporated by reference.

(n)

(1)    Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of August 31, 2011, filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(2)	Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of February 10, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(3)	Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of August 30, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(o)	Reserved.

(p)

(1)    Code of Ethics and Personal Trading Policy of Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., pursuant to Rule 17j-1 of the 1940 Act, dated as of May 22, 2013, is filed herewith as Exhibit EX-28.p.1

(q)	(1) Powers of Attorney, filed electronically as an exhibit to Post-Effective Amendment No. 24 on October 26, 2007, are hereby incorporated by reference.

Item 29. Persons controlled by or under Common Control with Registrant

None

Item 30. Indemnification

Article Tenth of the Articles of Incorporation, of Bridgeway Funds, Inc. (the “Registrant”), provides that any present or former director, officer, employee or agent of the Registrant, shall be entitled to indemnification to the fullest extent permitted by law, including under the Investment Company Act of 1940, as amended except to the extent such director, officer, employee or agent has been adjudicated to have engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

The Registrant has entered into indemnification agreements with each of the Registrant’s independent directors. The indemnification agreements generally provide that the Registrant shall indemnify indemnitee, as otherwise to the maximum extent permitted by Maryland law, for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually incurred by indemnitee or on indemnitee’s behalf in connection with any such proceeding unless it is established that (a) the act or omission of indemnitee was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) indemnitee actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, indemnitee had reasonable cause to believe that his conduct was unlawful. The Registrant will also indemnify indemnitee against all expenses actually incurred by indemnitee or on indemnitee’s behalf where indemnitee is made a witness or otherwise asked to participate in any proceeding but is not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the registrant by such director, officer or controlling person and the SEC is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

As stated in the Prospectus and Statement of Additional Information, Bridgeway Capital Management, Inc. (“Bridgeway” or the “Adviser”) was organized in 1993 and acts as an investment adviser to other individuals, businesses and registered investment companies. Bridgeway is also an investment sub-advisor for the American Beacon Bridgeway Large Cap Value Fund. The principal business address of Bridgeway is 20 Greenway Plaza Suite 450, Houston, Texas 77046. Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Bridgeway is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Bridgeway	Other Substantial Business and Connections During the Past Two Fiscal Years
John N.R. Montgomery; Director/Chairman of the Board of Directors/Chief Investment Officer	Vice President and Director, Bridgeway Funds, Inc.

Linda G. Giuffré; Chief Compliance Officer	Chief Compliance Officer and Treasurer, Bridgeway Funds, Inc.

Michael D. Mulcahy; Director/President/Chief Operating Officer	President and Director, Bridgeway Funds, Inc.

Von D. Celestine; Treasurer/Vice President/Secretary	None

Richard P. Cancelmo; Vice President	Vice President, Bridgeway Funds, Inc.

Franklin J. Montgomery; Director	Andover Properties, Ltd. – Owner Andover Richmond Apartment, Ltd. – General Partner

Ann M. Montgomery; Director	Sage Education Group, LLC - Owner

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AdvisorShares Trust

2.	American Beacon Funds

3.	American Beacon Select Funds

4.	Avenue Mutual Funds Trust

5.	Bridgeway Funds, Inc.

6.	Broadmark Funds

7.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust

8.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

9.	Direxion Shares ETF Trust

10.	DundeeWealth Funds

11.	Exchange Traded Concepts Trust II

12.	FlexShares Trust

13.	Forum Funds

14.	Forum Funds II

15.	FQF Trust

16.	FSI Low Beta Absolute Return Fund

17.	Gottex Multi-Alternatives Fund - I

18.	Gottex Multi-Alternatives Fund - II

19.	Gottex Multi-Asset Endowment Fund - I

20.	Gottex Multi-Asset Endowment Fund - II

21.	Henderson Global Funds

22.	Ironwood Institutional Multi-Strategy Fund LLC

23.	Ironwood Multi-Strategy Fund LLC

24.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust

25.	Manor Investment Funds

26.	Nomura Partners Funds, Inc.

27.	Performance Trust Mutual Funds, Series of Trust for Professional Managers

28.	PMC Funds, Series of Trust for Professional Managers

29.	Precidian ETFs Trust

30.	Quaker Investment Trust

31.	RevenueShares ETF Trust

32.	Salient MF Trust

33.	Sound Shore Fund, Inc.

34.	The Roxbury Funds

35.	Turner Funds

36.	Wintergreen Fund, Inc.

Item 32(b)	The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None

Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

Item 32(c). Not applicable.

Item 33. Location of Accounts and Records

Bridgeway Capital Management, Inc., 20 Greenway Plaza, Suite 450, Houston, Texas 77046, will maintain physical possession of each account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant’s administrator, BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, the Registrant’s distributor, Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 and the Registrant’s custodian, The Bank of New York Mellon, One Wall Street, New York, New York 10286.

Item 34. Management Services

None.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant (a Maryland corporation) certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 45 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas, on this 24th day of October, 2013.

Bridgeway Funds, Inc.

/s/ Michael D. Mulcahy
Michael D. Mulcahy, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ MICHAEL D. MULCAHY Michael D. Mulcahy	President and Director	October 24 , 2013

JOHN N. R. MONTGOMERY* John N. R. Montgomery	Vice President and Director	October 24 , 2013

LINDA G. GIUFFRE* Linda G. Giuffre	Treasurer and Principal Financial Officer	October 24 , 2013

KIRBYJON CALDWELL* Kirbyjon Caldwell	Director	October 24 , 2013

KAREN S. GERSTNER* Karen S. Gerstner	Director	October 24 , 2013

MILES D. HARPER, III* Miles D. Harper, III	Director	October 24 , 2013

EVAN HARREL* Evan Harrel	Director	October 24 , 2013

*By	/s/ Michael D. Mulcahy
Michael D. Mulcahy

as Attorney-in-Fact for each of the persons indicated (pursuant to powers of attorney filed electronically as an exhibit to Post Effective Amendment No. 24 on October 26, 2007).

EXHIBIT INDEX

Form N-1A Exhibit No.	Description

EX-28.h.1.vi	Amendment to Transfer Agency Services Agreement effective as of February 20, 2013

EX-28.h.3.v	Amendment to Administration and Accounting Services Agreement effective as of February 20, 2013

EX-28.j.1	Consent of BBD, LLP

EX-28.p.1	Code of Ethics and Personal Trading Policy of Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc.